As filed with the Securities and Exchange Commission on April 25, 2001

                           Registration No. 333-70963

--------------------------------------------------------------------------------

                                 SECURITIES AND EXCHANGE COMMISSION
                                       WASHINGTON, D.C. 20549
                                            ------------
                             POST-EFFECTIVE AMENDMENT NO. 4 TO FORM S-6

                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                            ------------
                                     COLI VUL-2 SERIES ACCOUNT
                                       (Exact Name of Trust)

                            GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                        (Name of Depositor)

                                       8515 East Orchard Road
                                 Greenwood Village, Colorado 80111
                   (Complete Address of Depositor's Principal Executive Offices)

                                        William T. McCallum
                               President and Chief Executive Officer
                            GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                       8515 East Orchard Road
                                 Greenwood Village, Colorado 80111
                          (Name and Complete Address of Agent for Service)

    Copies to:
    James F. Jorden, Esq.            Beverly A. Byrne, Esq.
    Jorden Burt LLP                       Counsel
1025 Thomas Jefferson Street, N.W.   Great-West Life & Annuity Insurance Company
    Washington, D.C.  20007-5201     8515 East Orchard Road
                                     Greenwood Village, Colorado  80111
                                            ------------
        It is proposed that this filing will become effective (check appropriate box):

        [   ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

        [X] on April 30, 2001 pursuant to paragraph (b) of Rule 485.

        [   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

        [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
               [ ___ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                            -----------
Title of securities being offered - variable portion of flexible premium variable universal life insurance policies.
                                             ----------
Approximate date of proposed public offering:  continuous.

[ ___ ] Check this box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.


                                RECONCILIATION AND TIE BETWEEN ITEMS
                                 IN FORM N-8B-2 AND THE PROSPECTUS
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Item Number in Form N-8B-2                                              Caption in Prospectus


                                ORGANIZATION AND GENERAL INFORMATION

1.      (a)    Name of trust............................................................Cover, The Series Account,
                                                                                Appendix A -
Glossary of
                                                                                Terms

        (b)    Title of each class of securities issued...............................     Cover, About the Policy

2.      Name & address of each depositor............................................ Cover, Great-West Life &
                                                                                Annuity Insurance
Company

3.      Name & address of custodian..................................................    The Series Account

4.      Name & address of principal underwriter....................................   Distribution of the Policy

5.      State in which organized.........................................................    The Series Account

6.      Date of organization ..............................................................The Series Account

9.      Material litigation .................................................................Other Information - - Legal
                                                                                Proceedings

                    GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

General Information Concerning Securities and Rights of Holders

10.     (a), (b)      Type of Securities........................................................    Cover, About the Policy

        (c)    Rights of security holders................................................Cover, About the Policy - -
               re: withdrawal or redemption                                     Termination of
Policy,
                                                                                Surrenders, Policy
Loans

        (d)    Rights of security holders...............................................      Cover, About the Policy - -
               re: conversion, transfer or partial withdrawal                          Termination
of Policy, Partial
                                                                                Withdrawals,
Surrenders,
                                                                                Premium Payments,
Transfers
                                                                                Between Divisions, Dollar
                                                                                Cost Averaging, The
                                                                                Rebalancer Option

        (e)    Rights of security holders...............................................      About the Policy - -
               re: lapses, default & reinstatement..................................... Termination of Policy, Grace
                                                                                Period, Reinstatement

        (f)    Provisions re: voting rights.............................................    Voting Rights

        (g)    Notice to security holders...............................................      Report to Owners

        (h)    Consent of security holders.............................................Addition, Deletion, or
                                                                                Substitution of
Investments,
                                                                                Allocation of Net
Premium

        (i)    Other principal features..................................................About the Policy

Information Concerning Securities underlying Trust's Securities

11.     Unit of specified securities in which security holders have an interest Cover, The Investment
Options

12.     (a)-(d)  Name of company, name & address of its custodian................Cover, The Investment Options

Information Concerning Loads, Fees, Charges & Expenses

13.     (a)    With respect to each load, fee, charge & expense..................About the Policy - - Charges and Deductions

        (b)    Deductions for sales charges............................................     About the Policy - - Charges
                                                                                and Deductions - -
Expense
                                                                                Charges Applied to
Premium,
                                                                                Supplemental Benefits
- - Term
                                                                                Life Insurance Rider

        (c)    Sales load as percentage of amount invested........................   About the Policy - - Charges
                                                                                and Deductions

        (d)-(g)Other loads, fees & expenses...........................................      About the Policy - - Charges
                                                                                and Deductions

Information Concerning Operation of Trust

14.     Procedure for applications for & issuance of trust's securities.............   About the Policy - -
Policy
                                                                                Application, Issuance
and
                                                                                Initial Premium, About
the
                                                                                Policy - - Premium
Payments -
                                                                                - Allocation of Net
Premiums,
                                                                                Distribution of the
Policy


15.     Procedure for receipt of payments from purchase of trust's securities......     About the
Policy - - Policy
                                                                                Application, Issuance
and
                                                                                Initial Premium, About
the
                                                                                Policy - - Premium
Payments,
                                                                                About the Policy - -
Transfers
                                                                                Between Divisions

16.     Acquisition and disposition of underlying securities.......................... Cover, The Series Account,
                                                                                The Investment Options

17.     (a)    Procedure for withdrawal................................................Cover, About the Policy - -
                                                                                Termination of Policy,
                                                                                Surrenders, Policy
Loans,
                                                                                Partial Withdrawals,
Premium
                                                                                Payments, Transfers
Between
                                                                                Divisions, Dollar Cost
                                                                                Averaging, The
Rebalancer
                                                                                Option

        (b)    Redemption or repurchase..............................................  Cover, About the Policy - -
                                                                                Termination of Policy,
                                                                                Surrenders, Policy
Loans,
                                                                                Partial Withdrawals,
Premium
                                                                                Payments, Transfer
Between
                                                                                Divisions, Dollar Cost
                                                                                Averaging, The
Rebalancer
                                                                                Option

        (c)    Cancellation or resale ...................................................   Not Applicable

18.     (a)    Income of the Trust......................................................   The Investment Options, About
                                                                                the Policy - - Premium
                                                                                Payments - -
Allocation of Net
                                                                                Premiums

19.     Procedure for keeping records & furnishing information to security holders ............................................................................. Report to Owner

21.     (a) & (b) Loans to security holders.............................................    About the Policy - - Policy
                                                                                Loans

23.     Bonding arrangements for depositor............................................      Great-West Life & Annuity
                                                                                Insurance Company



24.     Other material provisions......................................................    About the Policy - - Death
                                                                                Benefit, Changes in Death
                                                                                Benefit Option, Changes
in
                                                                                Total Face Amount,
Paid-Up
                                                                                Life Insurance, Deferral
of
                                                                                Payment, Other Policy
                                                                                Provisions

                        ORGANIZATION, PERSONNEL & AFFILIATED PERSON OF DEPOSITORS

Organization & Operations of Depositor

25.     Form, state & date of organization of depositor..............................    Great-West Life & Annuity
                                                                                Insurance Company

27.     General character of business of depositor....................................Great-West Life & Annuity
                                                                                Insurance Company

28.     (a)    Officials and affiliates of the depositor................................   Great-West Life & Annuity
                                                                                Insurance Company, Our
                                                                                Directors and Executive
                                                                                Officers

        (b)    Business experience of officers and directors of the depositor.....      Our Directors and
Executive
                                                                                Officers

Companies Owning Securities of Depositor

29.     Each company owning 5% of voting securities of depositor...............Great-West Life & Annuity
                                                                                Insurance Company

Controlling Persons

30.     Control of depositor..............................................................Great-West Life & Annuity
                                                                                Insurance Company

                                 DISTRIBUTION & REDEMPTIONS OF SECURITIES

Distribution of Securities

35.     Distribution.......................................................................     Great-West Life & Annuity
                                                                                Insurance Company,
                                                                                Distribution of the
Policy

38.     (a)    General description of method of distribution of securities...... Distribution of the
Policy

        (b)    Selling agreement between trust or depositor & underwriter.....   Distribution of the
Policy

        (c)    Substance of current agreements......................................    Distribution of the Policy

Principal Underwriter

39.     (a) & (b)  Principal Underwriter................................................Distribution of the Policy

41.     Character of Underwriter's business...........................................      Distribution of the Policy

Offering Price or Acquisition Value of Securities of Trust

44.     Information concerning offering price or acquisition valuation of              The Investment
Options,
        securities of trust.  (All underlying securities are shares in registered      About the Policy
- -
        investment companies).......................................................... Account Value

Redemption Valuation of Securities of Trust

46.     Information concerning redemption valuation of securities of trust.  (All      The Investment
Options,
        underlying securities are shares in a registered investment company)....About the Policy, - -
                                                                                Account Value

Purchase & Sale of Interests in Underlying Securities

47.     Maintenance of Position..........................................................      Cover, The Series Account,
                                                                                The Investment Options,
                                                                                About the Policy - -
Premium
                                                                                Payments - - Allocation of
Net
                                                                                Premium

                               INFORMATION CONCERNING TRUSTEE OR CUSTODIAN

48.     Custodian of trust................................................................. The Series Account

50.     Lien on trust assets...............................................................The Series Account

                        INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES

51.     (a)    Name & address of insurer.............................................. Cover, Great-West Life &
                                                                                Annuity Insurance Company

        (b)    Types of Contracts........................................................    Cover, About the Policy - -
                                                                                Policy Application,
Issuance
                                                                                and Initial Premium
Federal
                                                                                Income Tax Consideration

        (c)    Risks insured & excluded............................................... About the Policy - - Death
                                                                                Benefit, Paid-Up
Insurance,
                                                                                Supplemental Benefits,
Other
                                                                                Policy Provisions - -
                                                                                Misstatement of Age or
Sex,
                                                                                Suicide


        (d)    Coverage................................................................     Cover, About the Policy - -
                                                                                Death Benefit, Changes in
                                                                                Death Benefit Option,
Changes
                                                                                in Total Face Amount

        (e)    Beneficiaries..............................................................       About the Policy - - Death
                                                                                Benefits of Beneficiary

        (f)    Terms of cancellations & reinstatement................................      About the Policy - -
                                                                                Termination of Policy

        (g)    Method of determining amount of premium paid by holder.........     About the Policy - -
Policy
                                                                                Application, Issuance and
                                                                                Initial Premium
                                                                                Payments

                                           POLICY OF REGISTRANT

52.     (a) & (c)  Selection of Portfolio securities......................................     Addition, Deletion or
                                                                                Substitution of
Investments

Regulated Investment Company

53.     (a)    Taxable status of trust.....................................................Our Taxes

                                  FINANCIAL AND STATISTICAL INFORMATION

59.     Financial Statements...............................................................Financial Statements


* Items not listed are not applicable to this Registration Statement.


                   Great-West Life & Annuity Insurance Company
                                 A Stock Company
                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111

                                 (303) 737-3000



Key Business VUL -- Prospectus


                 A Flexible Premium Variable Universal Life Insurance Policy
                    offered by Great-West Life & Annuity Insurance Company
                       in connection with its COLI VUL-2 Series Account


This Prospectus describes a flexible premium variable universal life insurance policy (the "Policy") offered by Great-West Life & Annuity Insurance Company ("Great-West," "we" or "us"). The Policy is designed for use by corporations and employers to provide life insurance coverage in connection with, among other things, deferred compensation plans. The Policies are designed to meet the definition of "life insurance contracts" for federal income tax purposes.

The Policy allows "you," the Policy owner, within certain limits to:

o choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

o _______ choose the amount and timing of premium payments, within certain limits; o allocate premium payments among 36 investment options and transfer Account Value among available investment options as your investment objectives change; and
o access your Policy's Account Value through loans and partial withdrawals or total surrenders.

This Prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix
A. You should read this Prospectus carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                          The Date of this Prospectus is April 30, 2001




The Policy currently offers 36 investment options, each of which is a Division of Great-West's COLI VUL-2 Series Account (the "Series Account"). Each Division uses its assets to purchase, at their net asset value, shares of a single mutual fund (collectively the "Funds"). The Divisions are referred to as "variable" because their investment experience depends upon the investment experience of the Funds in which they invest. Following is a list of the Funds in which the Divisions currently invest:



American Century Variable Portfolios, Inc.

    American Century VP Income & Growth
    American Century VP International
    American Century VP Value


Brazos Insurance Funds

    Brazos Small Cap Portfolio


Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund

    Appreciation Portfolio
    Growth and Income Portfolio

Federated Insurance Series

    Federated American Leaders Fund II
    Federated Growth Strategies Fund II
    Federated High Income Bond Fund II
    Federated International Equity Fund II


Fidelity Variable Insurance Products (VIP) Fund II

    Fidelity VIP Investment Grad Bond Portfolio
    Fidelity VIP Growth Opportunities Portfolio
    Fidelity VIP Growth Portfolio


INVESCO Variable Investment Funds, Inc.

    INVESCO VIF - High Yield Fund
    INVESCO VIF - Equity Income Fund
    INVESCO VIF - Total Return Fund

Janus Aspen Series
    Balanced Portfolio
    Flexible Income Portfolio

    Worldwide Growth Portfolio

    Maxim Series Fund, Inc.

       Maxim Loomis Sayles Corporate Bond Portfolio
       Maxim INVESCO ADR Portfolio
       Maxim INVESCO Balanced Portfolio
       Maxim INVESCO Small-Cap Growth Portfolio
       Maxim Ariel MidCap Value Portfolio
       Maxim Money Market Portfolio
       Maxim U.S. Government Securities Portfolio

       Maxim Profile Portfolios:

           Maxim Aggressive Profile Portfolio
           Maxim Moderately Aggressive Profile Portfolio
           Maxim Moderate Profile Portfolio
           Maxim Moderately Conservative Profile Portfolio
           Maxim Conservative Profile Portfolio

Neuberger Berman Advisers Management Trust

       Guardian Portfolio
       Mid-Cap Growth Portfolio
       Partners Portfolio
       Socially Responsive Portfolio









You should contact your representative for further information as to the availability of the Divisions. We may add or delete investment options in the future.

The Policy does not have a guaranteed minimum Account Value. Your Policy's Account Value may rise or fall, depending on the investment performance of the Funds underlying the Divisions to which you have allocated your premiums. You bear the entire investment risk on amounts allocated to the Divisions. The investment policies and risks of each Fund are described in the accompanying prospectuses for the Funds. Your Account Value will also reflect net premiums, amounts withdrawn and cost of insurance or other charges.


The Policy provides for a Total Face Amount as shown on the Policy Specifications page of your Policy. The death benefit payable under your Policy may be greater than the Total Face Amount. As long as the Policy remains in force and you make no withdrawals and/or loans, the death benefit will never be less than the Total Face Amount. If the Cash Surrender Value is insufficient to pay the Policy charges, however, your Policy may lapse without value.


When the Insured dies, we will pay a death benefit to the beneficiary specified by you. We will reduce the amount of the death benefit by any prior withdrawals, unpaid Policy Debt, and unpaid Policy charges.


You generally may cancel the Policy by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. For most states, we will refund your current Policy Account Value. In those states, this amount may be higher or lower than your premium payments, which means you bear the investment risk during the free look period.


It may not be advantageous for you to purchase a Policy to replace existing life insurance coverage.

This Prospectus is valid only if accompanied by current prospectuses for the Funds listed above. If any of these prospectuses are missing or outdated, please contact us and we will send you the prospectus you need.


We may offer this Policy in group form in certain states, with individual ownership represented by certificates. The description of the Policy in this Prospectus applies equally to certificates under group Policies unless the context specifies otherwise.


The Policy may not be available in all states.

                               Table of Contents


Summary of Policy......................1
Great-West Life & Annuity Insurance
  Company6
The Series Account.....................7
The Investment Options ................7
Expenses of the Funds.................11
About the Policy .....................12
  Policy Application, Issuance and Initial
     Premium .........................12
  Free Look Period ...................12
  Premium Payments....................13
     Premium..........................13
     Net Premiums.....................13
     Allocation of Net Premium........13
     Planned Periodic Premiums........13
  Death Benefit ......................14
  Changes in Death Benefit Option.....15
  Changes in Total Face Amount .......15
     Minimum Changes..................15
     Increases........................15
     Decreases........................15
  Surrenders..........................15
  Partial Withdrawal..................16
  Policy Loans........................16
  Transfers Among Divisions...........17
  Dollar Cost Averaging...............17
  The Rebalancer Option...............18
  Account Value ......................18
     Net Investment Factor............19
     Splitting Units..................19
  Charges and Deductions..............20
  Expense Charges Applied
     to Premium.......................20
     Mortality and Expense Risk Charge20
     Monthly Deduction................21
         Monthly Risk Rates...........21
         Service Charge...............21
  Transfer Fee .......................21
  Partial Withdrawal Fee .............22

   Change of Death Benefit Option
   Fee................................22
   Fund Expenses......................22
   Paid-Up Life Insurance.............22
   Supplemental Benefits..............22
   Term Life Insurance Rider..........22
   Change of Insured Rider............23
   Continuation of Coverage...........23
   Grace Period ......................23
   Termination of Policy..............24
   Reinstatement......................24
   Deferral of Payment................24
   Rights of Owner ...................25
   Rights of Beneficiary..............25
   Other Policy Provisions............25
      Exchange of Policy..............25

      Addition, Deletion or Substitution of
         Investments..................25
      Entire Contract.................26
      Alteration......................26
      Modification....................26
      Assignments.....................26
      Non-Participating...............26

      Misstatement of Age or Sex (Non-
         Unisex Policy)...............26
      Suicide.........................26
      Incontestability................27
      Report to Owner.................27
      Illustrations...................27
      Notice and Elections............27
Performance Information and Illustrations   27
   Fund Performance...................27
   Adjusted Fund Performance..........28
   Other Information. ................28
   Policy Illustrations...............28
Federal Income Tax Considerations.....28
   Tax Status of the Policy...........29
      Diversification of Investments..29
      Policy Owner Control............29
      Tax Treatment of Policy Benefits29
         Life Insurance Death Benefit
           Proceeds...................29
         Tax Deferred Accumulation....29

     Distributions....................29
     Modified Endowment Contracts.....30
     Distributions Under Modified Endowment
         Contracts....................30
     Distributions Under a Policy That Is Not
         a MEC........................31
     Multiple Policies................31
     Treatment When Insured Reaches
         Attained Age 100.............31
     Federal Income Tax Withholding...31
     Actions to Ensure Compliance with the
         Tax Law......................31
     Trade or Business Entity Owns or is    Directly
         or Indirectly a Beneficiary of the
         Policy.......................31
     Other Employee Benefit Programs..32
     Policy Loan Interest.............32
     Our Taxes........................32





Distribution of the Policy ...........32
Voting Rights ........................33
Our Directors and Executive Officers..34
Other Information.....................36
     State Regulation.................36
     Legal Proceedings................36
     Legal Matters....................36
     Experts..........................36
     Registration Statements..........36

Financial Statements..................38
Appendix A -- Glossary of Terms......A-1
Appendix B -- Table of Death Benefit ...
     Percentages.....................B-1
Appendix C -- Sample Hypothetical
     Illustrations ..................C-1























This Prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this Prospectus or in the prospectus or statement of additional information of the Funds. We have not authorized anyone to provide you with information that is different.

20

Summary of Policy

This is a summary of some of the most important features of your Policy. The Policy is more fully described in the remainder of the Prospectus. Please read this Prospectus carefully. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, there is no Policy Debt and current federal tax laws apply.

Corporate-Owned Variable Life Insurance

o _______ The Policy provides for life insurance coverage on the Insured and for a Cash Surrender Value which is payable if your Policy is terminated during the Insured's lifetime. You may also take partial withdrawals from and borrow portions of your Account Value.
o _______ The Account Value and death benefit of your Policy may increase or decrease depending on the investment performance of the Divisions to which you have allocated your premiums and the death benefit option you have chosen. Your Policy has no guaranteed minimum Cash Surrender Value. If the Cash Surrender Value is insufficient to cover Policy charges, your Policy may lapse without value.

o Under certain circumstances, a Policy may become a "modified endowment contract" ("MEC") for federal tax purposes. This may occur if you reduce the Total Face Amount of your Policy or pay excessive premiums. We will monitor your premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC without your written permission. We will not invest any premium or portion of a premium that would cause your Policy to become a MEC. We will promptly refund the money to you and, if you elect to have a MEC contract, you can return the money to us with a signed form of acceptance.

o _______ We will issue Policies to corporations and employers to provide life insurance coverage in connection with, among other things, deferred compensation plans. We will issue Policies on the lives of prospective Insureds who meet our underwriting standards. An Insured's Issue Age must be between 20 and 85 for Policies issued on a fully underwritten basis and between 20 and 70 for Policies issued on a guaranteed underwriting or a simplified underwriting basis.

Free Look Period


You may return your Policy to us for any reason within 10 days of receiving it, or such longer period as required by applicable state law, and receive the greater of your premiums, less any withdrawals, or your Account Value. For most states, we will refund your current Policy Account Value. In those states, this amount may be higher or lower than your premium payments, which means you bear the investment risk during the free look period.


Premium Payments

o _______ You must pay us an Initial Premium to put your Policy in force. The minimum Initial Premium will vary based on various factors, including the age of the Insured and the death benefit option you select.
o _______ Thereafter, you choose the amount and timing of premium payments, within certain limits.

Death Benefit

o    You may choose from among three death benefit options -

1.   a fixed benefit equal to the Total Face Amount of your Policy;

2. a variable benefit equal to the sum of the Total Face Amount and your Policy's Account Value; or

3. ______ an increasing benefit equal to the sum of the Total Face Amount and the accumulated value of all premiums paid under your Policy accumulated at the interest rate shown on the Policy Specifications page of your Policy.

o _______ For each option, the death benefit may be greater if necessary to satisfy federal tax law requirements.
o _______ We will deduct any outstanding Policy Debt and unpaid Policy charges before we pay a death benefit. In addition, prior partial withdrawals may reduce the death benefit payable under the first and third options.
o _______ At any time, you may increase or decrease the Total Face Amount, subject to our approval and other requirements set forth in the Policy.
o _______ After the first Policy Year, you may change your death benefit option once each Policy Year.

The Series Account

o _______ We have established a separate account to fund the variable benefits under the Policy.
o _______ The assets of the separate account are insulated from the claims of our general creditors.

Investment Options


o _______ You may allocate your net premium payments among the 36 variable Divisions listed on the front cover of this Prospectus.

o _______ Each Division invests exclusively in shares of a single mutual fund. Each Fund has distinct investment objectives and policies, which are described in the accompanying prospectuses for the Funds.
o _______ You may transfer amounts from one Division to another.

Supplemental Benefits

o       The following riders are available --
1.      term life insurance; and
2.      change of insured
We will deduct the cost, if any, of the rider(s) from your Policy's Account Value on a monthly basis.

Accessing Your Policy's Account Value

o _______ You may borrow from us using your Account Value as collateral. Loans may be treated as taxable income if your Policy is a "modified endowment contract" for federal income tax purposes and you have had positive net investment performance.
o _______ You may surrender your Policy for its Cash Surrender Value. There are no surrender charges associated with your Policy.
o _______ You may withdraw a portion of your Policy's Account Value at any time while your Policy is in force.

o _______ A withdrawal will reduce your death benefit.

o _______ We will charge an administrative fee not greater than $25 per withdrawal on partial withdrawals after the first in a Policy Year.

Account Value

o       Your Policy's Account Value will reflect --
1.      the premiums you pay;
2.      the investment performance of the Divisions you select;
3.      any Policy loans or partial withdrawals;
4.      your Loan Account balance; and
5.      the charges we deduct under the Policy.

Policy Charges and Deductions


o Expense Charges Against Premiums -- We will deduct a charge from your premium payments that is guaranteed to be no more than 10% to cover our sales expenses, premium tax expenses, and certain federal tax consequences and other obligations resulting from the receipt of premiums. The premium charge consists of two portions: (i) a sales charge and (ii) a "deferred acquisition cost" tax charge ("DAC charge") and premium tax charge. The current sales charge in Policy Years 1 - 10 consists of 5.5% of premiums up to the target annual premium plus 3.0% of premiums in excess of target, and 0% of premiums in years thereafter. The current DAC and premium tax charge equals 3.5% of premiums in all Policy Years. We may change these rates at any time subject to the overall guarantee set forth above.

o _______ Monthly Deduction -- At the beginning of each Policy Month, we will deduct from your Policy's Account Value -

1. a Monthly Risk Charge, to cover our anticipated costs of providing insurance under the Policy;

2. the cost of any supplemental benefit riders you choose to add to your Policy;

3. a Service Charge to cover certain administrative expenses in connection with the Policies. The Service Charge is guaranteed not to exceed $15.00 each Policy Month. Currently, this charge is $10.00 each Policy Month for the first three Policy Years and $7.50 per Policy Month thereafter; and

4. any extra risk charge if the Insured is in a rated class as specified in your Policy.

o Separate Account Charges -- On each Valuation Date we deduct a Mortality and Expense

    Risk Charge from the Divisions to compensate Great-West for the mortality and expense risks we assume by issuing your Policy. The Mortality and Expense Risk Charge will not exceed 0.90% of net asset value annually of your Account Value. Currently, this charge is 0.40% in Policy Years 1 through 5, 0.25% in Policy Years 6 through 20, and 0.10% thereafter.
o _______ Surrender Charges -- Your Policy has no surrender charges.
o _______ Transfer Fee -- You may transfer Account Value among the Divisions free of charge up to the first 12 transfers in one calendar year. Thereafter, subject to certain exceptions, a maximum administrative charge of $10 per transfer will be deducted from your Account Value for all transfers in excess of 12 made in the same calendar year.
o _______ Partial Withdrawal Fee -- You may make one free partial withdrawal of your Account Value each Policy Year. Thereafter, a maximum administrative charge of $25 will be deducted from your Account Value for all partial withdrawals after the first made in the same Policy Year.
o _______ Change of Death Benefit Option Fee -- A maximum administrative charge of $100 will be deducted from your Account Value each time you change your death benefit option.

        The charges assessed under the Policy are described in more detail in "Charges and Deductions", beginning on page 20.

Fees and Expenses of the Funds


You will indirectly bear the costs of investment management fees and expenses paid from the assets of the mutual fund portfolios you select. Set forth below is a table of current estimates of these costs. The prospectuses for the Funds describe their respective charges and expenses in more detail. We may receive compensation from the investment advisers or administrators of the Funds. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ among Funds.








The Total Face Amount is the minimum amount of life insurance coverage specified in your Policy.






                     Table of Fees and Expenses of the Funds


            (as a percentage of net assets for the period ended December 31, 2000)


                                                 Management   Other    Gross        Less Fee    Net
                                                    Fees      Expenses Total        Waivers &    Total
                                                                       Annual        Expense    Annual
                                                                       Operating  Reimbursement Operating
                    Fund                                               Expenses                 Expenses
   ----------------------------------------     ------------- -------- ---------- -----------------------
   American Century Variable Portfolios, Inc.

     o       American Century VP Income &          0.70%2      0.00%     0.70%        0.00%      0.70%2
         Growth                                    1.23%1      0.00%     1.23%        0.00%      1.23%1
     o       American Century VP International     1.00%1      0.00%     1.00%        0.00%      1.00%1

     o       American Century VP Value


   Brazos Insurance Funds
   o       BRAZOS Small Cap Portfolio               1.25%     116.84%   118.09%      116.64%     1.45%3

   Dreyfus Stock Index Fund                         0.25%      0.01%     0.26%        0.00%      0.26%4


   Dreyfus Variable Investment Fund

     o       Appreciation Portfolio                 0.75%      0.03%     0.78%       0.00%     0.78%4
     o        Growth and Income Portfolio           0.75%      0.03%     0.78%       0.00%     0.78%

   Fidelity Variable Insurance Products (VIP) Funds II
     o       Fidelity VIP Investment Grade          0.43%      1.32%     1.75%        0.70%     1.05%10
         Bond Portfolio                             0.58%      0.37%     0.95%        0.00%      0.95%9
     o       Fidelity VIP Growth Opportunities      0.57%      0.34%     0.91%        0.00%      0.91%9
     o       Fidelity VIP Growth Portfolio
     Federated Insurance Series
     o       Federated American Leaders Fund        0.75%      0.12%      .87%        0.00%      0.87%5
         II                                         0.75%      0.69%     1.44%        0.58%      0.86%6
     o       Federated Growth Strategies Fund       0.60%      0.16%     0.76%        0.00%      0.76%7
         II                                         1.00%      0.30%     1.55%        0.27%      1.28%8

     o       Federated High Income Bond Fund II
     o       Federated International Equity
         Fund II
   INVESCO Variable Investment Funds, Inc.

     o       INVESCO VIF - High Yield Fund          0.60%      0.45%     1.05%       0.00%6     1.05%11
     o       INVESCO VIF - Equity Income Fund       0.75%      0.33%     1.08%       0.00%7     1.08%11
     o       INVESCO VIF - Total Return Fund        0.75%      0.69%     1.44%       0.23%8     1.21%12




   Janus Aspen Series

     o       Balanced Portfolio                     0.65%      0.01%     0.66%       0.00%9     0.66%13
     o       Flexible Income Portfolio              0.65%      0.11%     0.76%        0.00%     0.76%13
     o   Worldwide Growth Portfolio                 0.65%      0.04%                 0.00%9     0.69%13
                                                                           0.69%



   Maxim Series Fund, Inc.

     o       Maxim Loomis Sayles Corporate          0.90%      0.00%     0.90%        0.00%      0.90%
         Bond Portfolio                             1.00%      0.14%     1.14%        0.00%      1.14%
     o       Maxim INVESCO ADR Portfolio            1.00%      0.00%     1.00%        0.00%      1.00%
     o       Maxim INVESCO Balanced Portfolio       0.95%      0.08%     1.03%        0.00%      1.03%
     o       Maxim INVESCO Small-Cap Growth         0.95%      0.24%     1.19%        0.00%      1.19%

         Portfolio                                  0.46%      0.00%     0.46%        0.00%      0.46%
     o       Maxim Ariel MidCap Value Portfolio     0.60%      0.00%     0.60%        0.00%      0.60%
     o       Maxim Money Market Portfolio
     o       Maxim U.S. Government Securities
         Portfolio






   Maxim Profile Portfolios:
     o       Maxim Aggressive Profile Portfolio     0.25%      0.00%     0.25%        0.00%      0.25%
     o       Maxim Moderately Aggressive            0.25%      0.00%     0.25%        0.00%      0.25%
         Portfolio                                  0.25%      0.00%     0.25%        0.00%      0.25%
     o       Maxim Moderate Profile Portfolio       0.25%      0.00%     0.25%        0.00%      0.25%
     o       Maxim Moderately Conservative          0.25%      0.00%     0.25%        0.00%      0.25%
         Profile Portfolio
     o       Maxim Conservative Profile
         Portfolio


   Neuberger Berman Advisers Management Trust

     o       Guardian Portfolio                     0.85%      0.15%     1.00%        0.00%      1.00%
     o       Mid-Cap Growth Portfolio               0.84%      0.14%     0.98%        0.00%      0.98%
     o       Partners Portfolio                     0.82%      0.10%     0.92%        0.00%      0.92%
     o       Socially Responsive Portfolio          0.85%      1.55%     2.40%        0.86%      1.54%



  1 American Century Variable Portfolios, Inc. - VP Value & VP International Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Expense ratio is of the most recent shareholder report. 2 American Century Variable Portfolios, Inc. - VP Income & Growth The expense ratio is as of the most recent shareholder report. 3Brazos Insurance Funds - BRAZOS Small Cap Portfolio The adviser voluntarily reimburses fund expenses and waives advisory fees to the extent the total operating expenses exceed 1.45%. This cap on expenses is expected to continue until further notice. The fund may at a later date reimburse to the adviser the advisory fees waived or limited and other expenses, including organizational expenses, assumed and paid by the adviser. 4Dreyfus Stock Index Fund & Dreyfus Variable Investment Fund - Appreciation Portfolio The figures in the above Expense Table are for the fiscal year ended December 31, 2000. Actual Expenses in future years may be higher or lower than the figures above. 5Federated Insurance Series - American Leaders Fund II The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31 2000. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31 2001.
  6Federated Insurance Series - Growth Strategies Fund II The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31 2000. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31 2001. ___ The total operating expenses would have been 1.05% absent the voluntary waiver of a portion of the management fee.
  7Federated Insurance Series - High Income Bond Fund II The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001.
  8Federated Insurance Series - International Equity Fund II ___ Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with net expenses the Fund actually paid for the fiscal year ended December 31, 2000. Total Waiver of Fund Expenses - 0.27%. Total Actual Annual Fund Operating Expenses (after waiver) - 1.28%. The adviser voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.98% for the fiscal year ended December 31, 2000. The fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001. 9Fidelity Variable Insurance Products (VIP) Funds II - Fidelity VIP Growth Opportunities Portfolio & Fidelity VIP Growth Portfolio Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details. 10Fidelity Variable Insurance Products (VIP) Funds II - Fidelity VIP Investment Grade Bond Portfolio The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 1.05%. This arrangement may be discontinued by the fund's manager at any time.

  11INVESCO Variable Investment Funds, Inc. - High Yield Fund & Equity Income Fund Other Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.
  12INVESCO Variable Investments Fund, Inc. - Total Return Fund Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. The commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were 0.46% and 1.21%, respectively, of the Fund's average net assets. 13Janus Aspen Series Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Worldwide Growth and Balanced Income Portfolios. All expenses are shown without the effect of expense offset arrangements.
  The Fund expenses shown above are assessed at the Fund level and are not direct charges against Series Account assets or reductions from Account Value. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Series Account.


The management fees and other expenses are more fully described in the prospectuses for each Fund. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

What if Charges and Deductions Exceed Account Value?

o _______ Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due.
o _______ If your Policy would terminate due to insufficient value, we will send you notice and allow you a 61 day Grace Period.
o _______ If, within the Grace Period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the Grace Period without further notice.
Reinstatement

If your Policy terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

Paid-Up Life Insurance

If the Insured reaches Attained Age 100 and your Policy is in force, the Policy's Account Value, less Policy Debt, will be applied as a single premium to purchase "paid-up" insurance. Your Policy's Account Value will remain in the Series Account allocated to the Divisions in accordance with your instructions. The death benefit under this paid-up insurance generally will be equal to your Account Value. As your Account Value changes based on the investment experience of the Divisions, the death benefit will increase or decrease accordingly.

Federal Tax Considerations

Your Policy is structured to meet the definition of a "life insurance contract" under the Tax Code. We may need to limit the amount of your premium payments to ensure that your Policy continues to meet that definition.

Your purchase of, and transactions under, your Policy may have tax consequences that you should consider before purchasing a Policy. In general, the death benefit will be excluded from the gross income of the beneficiary. Increases in Account Value generally will not be taxable as earned, although there may be income tax due on a surrender of your Policy or partial withdrawal of your Policy's Account Value. For more information on the tax treatment of the Policy, see "Federal Income Tax Considerations" beginning on page 28 and consult your tax adviser.

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in February 1982. In September 1990, we redomesticated under the laws of Colorado.


We are authorized to do business in forty-nine states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam. We issue individual and group life insurance policies and annuity contracts and accident and health insurance policies.


Great-West is a member of the Insurance Marketplace Standards Association ("IMSA"). Accordingly, we may use the IMSA logo and membership in IMSA in advertisements.

Being a member of IMSA means that Great-West has chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.


Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation. Great-West also acts as a sponsor for six other of its separate accounts that are registered with the SEC as investment companies: FutureFunds Series Account, Maxim Series Account, Pinnacle Series Account, Retirement Plan Series Account, Variable Annuity-1 Series Account, and Variable Annuity Account A.


The officers and employees of Great-West are covered by a joint fidelity bond. The fidelity bond coverage is $(Canadian) 100,000,000 in the aggregate with a single loss limit of $(Canadian) 50,000,000. In addition to covering officers and employees of Great-West, the joint fidelity bond also covers certain affiliates of Great-West.

The Series Account

We established "COLI VUL-2 Series Account" (the "Series Account") in accordance with Colorado law on November 25, 1997. The Series Account may also be used to fund benefits payable under other life insurance policies issued by us.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.


The Series Account is divided into 36 Divisions. Each Division invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Divisions. The income, gains or losses, realized or unrealized, from assets allocated to each Division are credited to or charged against that Division without regard to the other income, gains or losses of the other Divisions. All amounts allocated to a Division will be used to purchase shares of the corresponding Fund. The Divisions will at all times be fully invested in Fund shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Funds.


The assets of the Series Account are insulated from our general liabilities. The Series Account is registered with the SEC. The Series Account has 36 Divisions. Each Division invests exclusively in shares of a single mutual fund portfolio.

The Fund Prospectuses have more information about the Funds, and may be obtained from us without charge.

The Investment Options


The Policy offers a number of investment options, corresponding to the Divisions. Each Division invests in a single Fund. Each Fund is a mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in connection with this Prospectus. You may obtain a copy of each Fund Prospectus without charge by Request.


Each Fund holds its assets separate from the assets of the other Funds, and each Fund has its own distinct investment objective and policies. Each Fund operates as a separate investment fund, and the income, gains and losses of one Fund generally have no effect on the investment performance of any other Fund.

The Funds are NOT available to the general public directly. The Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Fund may differ substantially.

Some of the Funds' investment advisers or distributors compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders. Such compensation is paid out of the investment adviser's or the distributor's assets.


The investment policies of the current Funds are briefly described below:


American  Century  Variable  Portfolios,   Inc.  (advised  by  American  Century
Investment Management, Inc.)

      American Century VP Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.

      American Century VP International seeks capital growth by investing primarily in an internationally diversified portfolio of common stocks that are considered by the adviser to have prospects for appreciation.

      American Century VP Value seeks long-term capital growth by investing in securities that the adviser believes to be undervalued at the time of purchase. Income is a secondary objective.


Brazos Insurance Funds (advised by John McStay Investment Counsel)

      BRAZOS Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in securities of companies with market capitalization of $1.8 billion or less, or a capitalization similar to that of companies represented in the Russell 2000 Index at the time of the Portfolio's investment. The Portfolio generally seeks investment in securities of companies with above average growth rates, average annual revenues below $1 billion, above average return on equity and low debt levels.


Dreyfus Stock Index Fund (advised by The Dreyfus Corporation and its affiliate Mellon Equity Associates)

      Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

Dreyfus Variable Investment Fund (advised by The Dreyfus Corporation)

      Appreciation Portfolio seeks to provide long-term capital growth consistent with the preservation of capital by investing primarily in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Current income is a secondary goal. Fayez Sarofim & Co. is the sub-adviser to this Fund and, as such, provides day-to-day management.

      Growth and Income Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk by investing primarily in stocks, bonds and money market instruments of domestic and foreign issuers.

Federated Insurance Series (advised by Federated Advisers)

      Federated American Leaders Fund II seeks to achieve long-term growth of capital by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. The Fund's secondary objective is to provide income.

      Federated Growth Strategies Fund II seeks capital appreciation by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place.

      Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities, including lower-rated corporate debt obligations commonly referred to as "junk bonds."

      Federated International Equity Fund II seeks to obtain a total return on its assets by investing at least 65% of its assets in equity securities of issuers located in at least three different countries outside the United States.


Fidelity Variable Insurance Products (VIP) Funds II (advised by Fidelity Management & Research Company)

      Fidelity VIP Investment Grade Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital. The Portfolio normally invests in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

      Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth. The Portfolio normally invests in common stocks of domestic and foreign companies, but may invest in other types of securities, including bonds, which may be lower-quality debt securities.

      Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally invests primarily in common stocks of domestic and foreign companies which are believed to have above-average growth potential.


INVESCO Variable Investment Funds, Inc. (advised by INVESCO Funds Group, Inc.)


      INVESCO VIF - High Yield Fund seeks a high level of current income through investment in debt securities. It invests primarily in lower-rated debt securities, commonly called "junk bonds," and preferred stock, with medium to lower credit ratings. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income
      - than higher-rated debt securities. The rest of the Fund's assets are invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, corporate short-term notes and municipal obligations. Normally, at least 65% of the Fund's total assets will be invested in debt securities maturing at least three years after they are issued..

      INVESCO VIF - Equity Income Fund is a diversified fund that seeks to provide a high total return through both growth and current income. The Fund normally invests primarily in dividend paying common and preferred stocks. Although the Fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be easily traded in the U.S.; it may, however, invest in foreign securities in the form of American Depository Receipts. The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund may also invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment grade securities.


      INVESCO VIF - Total Return Fund seeks a high total return on investment through capital appreciation and current income by investing primarily in dividend paying common stocks and fixed income securities, with a focus on obligations of the U.S. Government and its agencies and instrumentalities.

Janus Aspen Series (advised by Janus Capital Corporation)

      Balanced Portfolio seeks long-term growth of capital, balanced by current income by investing up to 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

      Flexible Income Portfolio seeks to maximize total return from a combination of income and capital appreciation by investing primarily in income-producing securities.



      Worldwide Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

Maxim Series Fund, Inc. (advised by GW Capital Management, LLC, a wholly-owned subsidiary of Great-West)


      Maxim Loomis Sayles Corporate Bond Portfolio seeks high total investment return by investing primarily in corporate debt securities (including convertibles), although up to 20% of its total assets may be invested in preferred stocks. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Fund and, as such, provides day-to-day management.

      Maxim INVESCO ADR Portfolio seeks to achieve a high total return on investment through capital appreciation and current income, while reducing risk through diversification, by investing in foreign securities that are issued in the form of American Depository Receipts or foreign stocks that are registered with the SEC and traded in the United States. INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to this Fund and, as such, provides day-to-day management.

      Maxim INVESCO Balanced Portfolio seeks to achieve a high total return on investment through capital appreciation and current income by investing in a combination of common stocks and fixed-income securities. INVESCO Funds Group, Inc. serves as the sub-adviser to this Fund and, as such, provides day-to-day management.

      Maxim INVESCO Small-Cap Growth Portfolio seeks long-term capital growth by investing its assets principally in a diversified group of equity securities of emerging growth companies with market capitalization of $1 billion or less at the time of initial purchase. INVESCO Funds Group, Inc.serves as the sub-adviser to this Fund and, as such, provides day-to-day management.

      Maxim Ariel MidCap Value Portfolio seeks long-term capital appreciation by normally investing its assets in equity securities issued by medium-sized companies. Ariel Capital Management, Inc. serves as the sub-adviser to this Fund and, as such, provides day-to-day management.


      Maxim Money Market Portfolio seeks preservation of capital, liquidity and the highest possible current income through investments in short-term money market securities. An investment in the Money Market Portfolio is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money.

      Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection by investing primarily in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations and in U.S. Treasury obligations.

      Maxim Profile Portfolios

      Maxim Aggressive Profile Portfolio seeks to achieve a high total return on investment through long-term capital appreciation by investing in other Maxim Funds with an emphasis on equity investments.

      Maxim Moderately Aggressive Profile Portfolio seeks to achieve a high total return on investment through long-term capital appreciation by investing in other Maxim Funds with an emphasis on equity investments, though income is a secondary consideration.

      Maxim Moderate Profile Portfolio seeks to achieve a high total return on investment through long-term capital appreciation by investing in other Maxim Funds with a relatively equal emphasis on equity and fixed-income investments.

      Maxim Moderately Conservative Profile Portfolio seeks to achieve the highest possible total return consistent with reasonable risk through a combination of income and capital appreciation by investing in other Maxim Funds with primary emphasis on fixed-income investments, and, to a lesser degree, in other Maxim Funds with an emphasis on equity investments.

      Maxim Conservative Profile Portfolio seeks to achieve total return consistent with preservation of capital primarily through fixed-income investments by investing in other Maxim Funds with an emphasis on fixed-income investments.


Neuberger  Berman  Advisers   Management  Trust  (advised  by  Neuberger  Berman
Management Incorporated)



         Guardian Portfolio seeks capital appreciation, and, secondarily, current income by investing primarily in common stocks of long-established, high-quality companies. A value-oriented investment approach is used in selecting securities.

         Mid-Cap Growth Portfolio seeks capital appreciation by investing, under normal market conditions, in equity securities of medium-sized companies. A growth-oriented investment approach is used in selecting securities.

         Partners Portfolio seeks capital growth by investing in common stocks and other equity securities of medium to large capitalization established companies. A value-oriented investment approach is used in selecting securities.

         Socially Responsive Portfolio seeks long-term capital appreciation by investing in stocks of medium to large capitalization companies that meet both financial and social criteria. A value-oriented investment approach is used in selecting securities.

        You should contact your representative for further information on the availability of the Divisions.

Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying Fund Prospectuses for further information.

We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Fund at their net asset value. The income and realized and unrealized gains or losses on the assets of each Division are separate and are credited to or charged against the particular Division without regard to income, gains or losses from any other Division or from any other part of our business. We will use amounts you allocate to a Division to purchase shares in the corresponding Fund and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves. The Funds are required to redeem their shares at net asset value and to make payment within seven days.

The Funds may also be available to separate accounts offering variable annuity, variable life products and qualified plans of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Series Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. These expenses, therefore, are not direct charges against Series Account assets or reductions from your Policy's Account Value. You do, however, indirectly bear the expenses of the Funds because those expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Series Account. Fund expenses are shown at "Summary of the Policy -- Fees and Expenses of the Funds" beginning on page 3 of this Prospectus.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by each Fund and was not independently verified by us.

About the Policy

Policy Application, Issuance and Initial Premium

To purchase a Policy, you must submit an application to our Principal Office. We will then follow our underwriting procedures designed to determine the insurability of the proposed Insured. We may require full underwriting, which includes a medical examination and further information, before your application is approved. We also may offer the Policy on a simplified underwriting or guaranteed issue basis. Proposed Insureds must be acceptable risks based on our applicable underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application for any lawful reason or to "rate" an Insured as a substandard risk, which will result in increased Monthly Risk Charges. The Monthly Risk Charge also may vary depending on the type of underwriting we use.

You must specify certain information in the application, including the Total Face Amount, the death benefit option and supplemental benefits, if any. The Total Face Amount generally may not be decreased below $100,000.

Upon approval of the application, we will issue to you a Policy on the life of the Insured. A specified Initial Premium must be paid before we issue the Policy. The effective date of coverage for your Policy (which we call the "Policy Date") will be the date we receive a premium equal to or in excess of the specified Initial Premium after we have approved your application. If your premium payment is received on the 29th, 30th or 31st of a month, the Policy will be dated the 28th of that month.

We generally do not accept premium payments before approval of an application. However, at our discretion, we may elect to do so. While your application is in underwriting, if we accept your premium payment before approval of your application, we will provide you with temporary insurance coverage in accordance with the terms of our temporary insurance agreement. In our discretion, we may limit the amount of premium we accept and the amount of temporary coverage we provide. If we approve your application, we will allocate your premium payment to the Series Account on the Policy Date, as described below. Otherwise, we will promptly return your payment to you. We will not credit interest to your premium payment for the period while your application is in underwriting.

We reserve the right to change the terms or conditions of your Policy to comply with differences in applicable state law. Variations from the information appearing in this Prospectus due to individual state requirements are described in supplements which are attached to this Prospectus or in endorsements to the Policy, as appropriate.

Free Look Period

During the free look period (ten days or longer where required by law), you may cancel your Policy. If you exercise the free look privilege, you must return the Policy to our Principal Office or to the representative from whom you purchased the Policy.

Generally, premium payments will be allocated to the Divisions you selected on the application. During the free look period, you may change your Division allocations as well as your allocation percentages.

Policies returned during the free look period will be void from the date we issued the Policy. In most states, we will refund your current Policy Account Value. In those states, this amount may be higher or lower than your premium payments, which means you bear the investment risk during the free look period.


Certain states require that we return the greater of your Policy Account Value (less any surrenders, withdrawals and distributions already received) or the amount of the premiums received. In those states, we will allocate your net premium payments to the Division of the Series Account that invests in the Maxim Money Market Portfolio. We will transfer the Account Value in that Division to the other Divisions of the Series Account in accordance with your allocation instructions at the end of the applicable Free Look Period.


Premium Payments

Premium. All premium payments must be made payable to "Great-West Life & Annuity Insurance Company" and mailed to our Principal Office. The Initial Premium will be due and payable on or before your Policy's Issue Date. You may pay additional premium payments to us in the amounts and at the times you choose, subject to the limitations described below.

We reserve the right to limit the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if necessary to keep your Policy in force. We reserve the right to restrict or refuse any premium payments that exceed the Initial Premium amount shown on your Policy. We also reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

We will not accept premium payments that would, in our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.


Net Premiums. The net premium is the amount you pay as the premium less any expense charges applied to premiums. See "Charges and Deductions - - Expense Charges Applied to Premium," beginning on page 20 of this Prospectus.


Allocation of Net Premium. Except as otherwise described herein, your net premium will be allocated in accordance with the allocation percentages you select. Percentages must be in whole numbers.

We will credit premium payments received prior to the end of the Free Look Period as described in the Free Look Period section of this Prospectus.

You may change your allocation percentages at any time by Request. Telephone Requests will be honored only if we have a properly completed telephone authorization form for you on file. An allocation change will be effective as of the date we receive the Request for that change. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone Requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. However, if we do not take reasonable steps to ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate this telephone privilege at any time without notice.

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium, unless you request to have reminder notices suspended. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. Depending on the investment performance of the Divisions you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy.

You may choose from three death benefit options. Your choice will affect the insurance charges we deduct from your Account Value and the amount of the death benefit.

You may select from among three death benefit options.

Death Benefit

If your Policy is in force at the time of the Insured's death, we will pay the beneficiary an amount based on the death benefit option you select once we have received Due Proof of the Insured's death. The amount payable will be:

o the amount of the selected death benefit option, less
o the value of any Policy Debt on the date of the Insured's death, less
o any accrued and unpaid Policy charges.


We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement. We will pay interest, at a rate not less than that required by law, on the amount of Policy Proceeds, if payable in one lump sum, from the date of the Insured's death to the date of payment.

In order to meet the definition of life insurance under the Internal Revenue Code of 1986, as amended (the "Code"), Section 7702 of the Code defines alternative testing procedures for the minimum death benefit under a Policy: the guideline premium test ("GPT") and the cash value accumulation test ("CVAT"). See "Federal Income Tax Considerations - Tax Status of the Policy," at page 29. The Policy must qualify under either the GPT or the CVAT. When you purchase a Policy, you must choose the procedure under which your Policy will qualify. You may not change your choice while the Policy is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to your Policy's Account Value multiplied by some pre-determined factor. The factors used to determine the minimum death benefit depend on the testing procedure chosen and vary by age. The factors (expressed as percentages) used for GPT are shown in Appendix B and those used for CVAT are set forth in your Policy.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to your Policy.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid. An offsetting consideration, however, is that the factors used to determine the minimum death benefit are higher under the CVAT, which can result in a higher death benefit over time and, thus, a higher total cost of insurance.

The Policy has three death benefit options.

Option 1. The "Level Death" Option. Under this option, the death benefit is --

o the Policy's Total Face Amount on the date of the Insured's death less any partial withdrawals; or, if greater,

o the Policy's Account Value on the date of death multiplied by the applicable factor shown in the table set forth in Appendix C or in your Policy.

This death benefit option should be selected if you want to minimize your cost of insurance.

Option 2. The "Coverage Plus" Option. Under this option, the death benefit is --

o the sum of the Total Face Amount and Account Value of the Policy on the date of the Insured's death; or, if greater,

o the Policy's Account Value on the date of death multiplied by the applicable factor shown in the table set forth in Appendix C or in your Policy.

This death benefit option should be selected if you want your death benefit to increase with your Policy's Account Value.

Option 3. The "Premium Accumulation" Option. Under this option, the death benefit is --

o the sum of the Total Face Amount and premiums paid under the Policy plus interest at the rate specified in your Policy less any partial withdrawals; or, if greater, o the Policy's Account Value on the date of death multiplied by the applicable factor shown in the table set forth in Appendix C or in your Policy.

This death benefit option should be selected if you want a specified amount of death benefit plus a return of the premiums you paid with guaranteed interest.

You may increase or decrease the Total Face Amount within certain limits. If you surrender your Policy and receive its Cash Surrender Value, you may incur taxes and tax penalties.

Changes in Death Benefit Option

After the first Policy Year, but not more than once each Policy Year, you may change the death benefit option by Request. Any change will be effective on the first day of the Policy Month following the date we approve your Request. A maximum administrative fee of $100 will be deducted from your Account Value each time you change your death benefit option.


A change in the death benefit option will not change the amount payable upon the death of the Insured on the date of change. Any change is subject to the following conditions: o If the change is from Option 1 to Option 2, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount less the Policy's Account Value. Evidence of insurability may be required.
o   If the change is from Option 1 to Option 3, the new Total Face
    Amount, at the time of the change, will equal the prior Total Face Amount less the accumulated value of all premiums at the interest rate shown in your Policy. Evidence of insurability may be required.
o   If the change is from Option 2 to Option 1, the new Total Face
    Amount, at the time of the change, will equal the prior Total Face Amount plus the Policy's Account Value.
o   If the change is from Option 2 to Option 3, the new Total Face
    Amount, at the time of the change, will equal the prior Total Face Amount plus the Policy's Account Value less the accumulated value of all premiums at the interest rate shown in your Policy.
o   If the change is from Option 3 to Option 1, the new Total Face
    Amount, at the time of the change, will equal the prior Total Face Amount plus the accumulated value of all premiums at the interest rate shown in your Policy.
o   If the change is from Option 3 to Option 2, the new Total Face
    Amount, at the time of the change, will equal the prior Total Face Amount less the Policy's Account Value plus the accumulated value of all premiums at the interest rate shown in your Policy.

Changes in Total Face Amount

You may increase or decrease the Total Face Amount of your Policy at any time within certain limits.

Minimum Changes. Each increase or decrease in the Total Face Amount must be at least $25,000. We reserve the right to change the minimum amount by which you may change the Total Face Amount.

Increases. To Request an increase, you must provide satisfactory evidence of the Insured's insurability. Once approved by us, an increase will become effective on the Policy Anniversary following our approval of your Request, subject to the deduction of the first Policy Month's Monthly Risk Charge, Service Charge, any extra risk charge if the Insured is in a rated class and the cost of any riders.

Decreases. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Total Face Amount after the decrease must be at least $100,000.

For purposes of the Incontestability Provision of your Policy, any decrease in Total Face Amount will be applied in the following order: o first, to the most recent increase; o second, to the next most recent increases, in reverse chronological order; and o finally, to the initial Total Face Amount.


Surrenders

You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate.

Cash Surrender Value is your Policy's Account Value less the sum of:
o       the outstanding balance of any Policy Debt; and
o       any other accrued and unpaid Policy charges.

We will determine your Cash Surrender Value as of the end of the first Valuation Date after we receive your Request for surrender.

If you withdraw part of the Cash Surrender Value, your Policy's death benefit will be reduced and you may incur taxes and tax penalties.

You may borrow from us using your Policy's Account Value as collateral.

Partial Withdrawal

You may Request a partial withdrawal of Account Value at any time while the Policy is in force. The amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Policy's Account Value less the value of the Loan Account. An administrative fee will be deducted from your Account Value for all partial withdrawals after the first made during the same Policy Year. This administrative fee is guaranteed to be no greater than $25.


The death benefit payable will be reduced by the amount of any partial withdrawals.


Your Policy's Account Value will be reduced by the amount of a partial withdrawal. The amount of a partial withdrawal will be withdrawn from the Divisions in the proportion the amounts in the Divisions bear to your Policy's Account Value. You cannot repay amounts taken as a partial withdrawal. Any subsequent payments received by us will be treated as additional premium payments and will be subject to our limitations on premiums.

A partial withdrawal may have tax consequences. See "Federal Income Tax Considerations - - Tax Treatment of Policy Benefits," beginning on page 29 of this Prospectus.

Policy Loans

You may request a Policy loan of up to 90% of your Policy's Account Value, decreased by the amount of any outstanding Policy Debt on the date the Policy loan is made. When a Policy loan is made, a portion of your Account Value equal to the amount of the Policy loan will be allocated to the Loan Account as collateral for the loan. This amount will not be affected by the investment experience of the Series Account while the loan is outstanding and will be subtracted from the Divisions in the proportion the amounts in the Divisions bear to your Account Value. The minimum Policy loan amount is $500.

The interest rate on the Policy loan will be determined annually at the beginning of each Policy Year. That interest rate will be guaranteed for that Policy Year and will apply to all Policy loans outstanding during that Policy Year. Interest is due and payable on each Policy Anniversary. Interest not paid when due will be added to the principal amount of the loan and will bear interest at the loan interest rate.

Presently, the maximum interest rate for Policy loans is The Moody's Corporate Bond Yield Average - Monthly Average Corporates, which is published by Moody's Investor Service, Inc. If that Average ceases to be published, the maximum interest rate for Policy loans will be derived from a substantially similar average adopted by your state's Insurance Commissioner.

We must reduce our Policy loan interest rate if the maximum loan interest rate is lower than the loan interest rate for the previous Policy Year by one-half of one percent or more.

We may increase the Policy loan interest rate but such increase must be at least one-half of one percent. No increase may be made if the Policy loan interest rate would exceed the maximum loan interest rate. We will send you advance notice of any increase in the Policy loan rate.

Interest will be credited to amounts held in the Loan Account. The rate will be no less than the Policy loan interest rate then in effect less a maximum of 0.9%.

All payments we receive from you will be treated as premium payments unless we have received notice, in form satisfactory to us, that the funds are for loan repayment. If you have a Policy loan, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the Policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any Policy loan at any time while the Policy is in force. Amounts paid to repay a Policy loan will be allocated to the Divisions in accordance with your allocation instructions then in effect at the time of repayment.

Dollar Cost Averaging permits you to transfer your Account Value at regular intervals from one or more Divisions to other Divisions.

A Policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the Insured's death and the Account Value because the investment results of the Divisions do not apply to amounts held in the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be, depending on the investment results of the Divisions while the loan is outstanding. The effect could be favorable or unfavorable.

Transfers Among Divisions

Subject to our rules as they may exist from time to time, you may at any time transfer to another Division all or a portion of the Account Value allocated to a Division. We will make transfers pursuant to a Request. Telephone Requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone Requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

Transfers may be Requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Division's value from which the transfer will be made.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Division following a transfer from that Division.

An administrative charge of $10 per transfer will apply for all transfers in excess of 12 made in a calendar year. We may increase or decrease the transfer charge; however, it is guaranteed to never exceed $10 per transfer. All transfers made in a single day will count as only one transfer toward the 12 free transfers. The transfer of your Initial Premium from the Maxim Money Market Portfolio Division to your selected Divisions does not count toward the twelve free transfers. Likewise, any transfers under Dollar Cost Averaging or periodic rebalancing of your Account Value under the Rebalancer Option do not count toward the twelve free transfers (a one time rebalancing, however, will be counted as one transfer).

Dollar Cost Averaging

By Request, you may elect Dollar Cost Averaging in order to purchase Units of the Divisions over a period of time. There is no charge for this service.

Dollar Cost Averaging permits you to automatically transfer a predetermined dollar amount, subject to our minimum, at regular intervals from any one or more designated Divisions to one or more of the remaining, then available Divisions. The Unit Value will be determined on the dates of the transfers. You must specify the percentage to be transferred into each designated Division. Transfers may be set up on any one of the following frequency periods: monthly, quarterly, semiannually, or annually. The transfer will be initiated one frequency period following the date of your request. We will provide a list of Divisions eligible for Dollar Cost Averaging which may be modified from time to time. Amounts transferred through Dollar Cost Averaging are not counted against the twelve free transfers allowed in a calendar year. You may not participate in Dollar Cost Averaging and the Rebalancer Option (described below) at the same time. Participation in Dollar Cost Averaging does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. We reserve the right to modify, suspend, or terminate Dollar Cost Averaging at any time.

The Rebalancer Option

By Request, you may elect the Rebalancer Option in order to automatically transfer Account Value among the Divisions on a periodic basis. There is no charge for this service. This type of transfer program automatically reallocates your Account Value so as to maintain a particular percentage allocation among Divisions chosen by you. The amount allocated to each Division will grow or decline at different rates depending on the investment experience of the Divisions.


You may Request that rebalancing occur one time only, in which case the transfer will take place on the date of the Request. This transfer will count as one transfer towards the 12 free transfers allowed in a calendar year.

You may also choose to rebalance your Account Value on a quarterly, semiannual, or annual basis, in which case the first transfer will be initiated one frequency period following the date of your request. On that date, your Account Value will be automatically reallocated to the selected Divisions. Thereafter, your Account Value will be rebalanced once each frequency period. In order to participate in the Rebalancer Option, your entire Account Value must be included. Transfers made with these frequencies will not count against the 12 free transfers allowed in a calendar year.


You must specify the percentage of Account Value to be allocated to each Division and the frequency of rebalancing. You may terminate the Rebalancer Option at any time by Request.

You may not participate in the Rebalancer Option and Dollar Cost Averaging at the same time. Participation in the Rebalancer Option does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the Rebalancer Option at any time.

The Rebalancer Option permits your to rebalance your Account Value so that you may maintain your chosen percentage allocation among Divisions.

Account Value

Your Account Value is the sum of your interests in each Division you have chosen plus the amount in your Loan Account. The Account Value varies depending upon the premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charge, Service Charges, Monthly Risk Charges, partial withdrawals, fees, Policy loans and the net investment factor (described below) for the Divisions to which your Account Value is allocated.

We measure the amounts in the Divisions in terms of Units and Unit Values. On any given date, your interest in a Division is equal to the Unit Value multiplied by the number of Units credited to you in that Division. Amounts allocated to a Division will be used to purchase Units of that Division. Units are redeemed when you make partial withdrawals, undertake Policy loans or transfer amounts from a Division, and for the payment of Service Charges, Monthly Risk Charges and other fees. The number of Units of each Division purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Division. The Unit Value for each Division was established at $10.00 for the first Valuation Date of the Division. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Division for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.

Transactions are processed on the date we receive a premium at our Principal Office or upon approval of a Request. If your premium or Request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Account Value attributable to each Division of the Series Account on the Policy Date equals: o that portion of net premium received and allocated to the Division ,less o the Service Charges due on the Policy Date, less o the Monthly Risk Charge due on the Policy Date, less o the Monthly Risk Charge for any riders due on the Policy Date.

We apply your Initial Premium on the Policy Date, which will be the Issue Date (if we have already received your Initial Premium) or the Business Day we receive a premium equal to or in excess of the Initial Premium after we have approved your Policy application.

The Account Value attributable to each Division of the Series Account on subsequent Valuation Dates is equal to:

o the Account Value attributable to the Division on the preceding Valuation Date multiplied by that Division's net investment factor, plus

o that portion of net premium received and allocated to the Division during the current Valuation Period, plus

o that portion of the value of the Loan Account transferred to the Division upon repayment of a Policy loan during the current Valuation Period; plus

o any amounts transferred by you to the Division from another Division during the current Valuation Period, less

o any amounts transferred by you from the Division to another Division during the current Valuation Period, less

o that portion of any partial withdrawals deducted from the Division during the current Valuation Period, less

o that portion of any Account Value transferred from the Division to the Loan Account during the current Valuation Period, less

o that portion of fees due in connection with a partial surrender charged to the Division, less

o if the first day of a Policy Month occurs during the current Valuation Period, that portion of the Service Charge for the Policy Month just beginning charged to the Division, less

o if the first day of a Policy Month occurs during the current Valuation Period, that portion of the Monthly Risk Charge for the Policy Month just beginning charged to the Division, less

o if the first day of a Policy Month occurs during the current Valuation Period, that Division's portion of the cost for any riders and any extra risk charge if the Insured is in a rated class as specified in your Policy, for the Policy Month just beginning.

A Valuation Date is any day on which we, the applicable Fund, and the NYSE are open for business. The Valuation Period is the period of time from one determination of Unit Values to the next.


Net Investment Factor. The net investment factor for each Division for any Valuation Period is determined by deducting the Mortality and Expense Risk Charge for each day in the Valuation Period from the quotient of (1) and (2) where: (1) is the net result of:

o the net asset value of a Fund share held in the Division determined as of the end of the current Valuation Period, plus

o the per share amount of any dividend or other distribution declared on Fund shares held in the Division if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

o a per share credit or charge with respect to any taxes incurred by or reserved for, or paid by us if not previously reserved for, during the current Valuation Period which are determined by us to be attributable to the operation of the Division; and (2) is the net result of:

o the net asset value of a Fund share held in the Division determined as of the end of the preceding Valuation Period; plus or minus

o a per share credit or charge with respect to any taxes incurred by or reserved for, or paid by us if not previously reserved for, during the preceding Valuation Period which are determined by us to be attributable to the operation of the Division.

The Mortality and Expense Risk Charge for the Valuation Period is the annual Mortality and Expense Risk Charge divided by 365 multiplied by the number of days in the Valuation Period.

The net investment factor may be greater or less than or equal to one.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no such change will have a material effect on the benefits or other provisions of your Policy.

Charges and Deductions

Expense Charges Applied to Premium. We will deduct a maximum charge of 10% from each premium payment. A maximum of 6.5% of this charge will be deducted as sales load to compensate us in part for sales and promotional expenses in connection with selling the Policies, such as commissions, the cost of preparing sales literature, other promotional activities and other direct and indirect expenses. A maximum of 3.5% of this charge will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of premiums. All states and a few cities and municipalities impose taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states (for example, Kentucky). The amount of your state's premium tax may be higher or lower than the amount attributable to premium taxes that we deduct from your premium payments.

The current Expense Charge Applied to Premium for sales load is 5.5% of premium up to target and 3.0% of premium in excess of target for Policy Years 1 through
10. Your target premium will depend on the initial Total Face Amount of your Policy, your Issue Age, your sex (except in unisex states), and rating class (if any). Thereafter, there is no charge for sales load. The current Expense Charge Applied to Premium to cover our premium taxes and the federal tax obligation described above is 3.5% in all Policy Years.


Where permitted by applicable state insurance law, if your Policy is surrendered for the Surrender Benefit (Account Value less any outstanding Policy Loans and less accrued loan interest) within the first six Policy Years, we will return a percentage of the Expense Charge. The Return of Expense Charge will be a percentage of your Policy's Account Value on the date the surrender Request was received by us at our Principal Office. This amount will be in addition to the Surrender Benefit.

The Return of Expense Charge is based on the following:

      Policy Year            Percentage of
                             Account Value
                               Returned
        Year 1                    6%
        Year 2                    5%
        Year 3                    4%
        Year 4                    3%
        Year 5                    2%
        Year 6                    1%
        Year 7+                   0%



As described in "Term Life Insurance Rider," we may offer a Term Life Insurance Rider that may have the effect of reducing the sales charge you pay on purchasing an equivalent amount of insurance. We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase, and the expected Total Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and administrative costs resulting from sales to a qualifying owner. Great-West from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected owners funded by the Series Account.

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we apply against each Division of the Series Account on a daily basis. We convert the Mortality and Expense Risk Charge into a daily rate by dividing the annual rate by 365. The Mortality and Expense Risk Charge will be determined by us from time to time based on our expectations of future interest, mortality experience, persistency, expenses and taxes, but will not exceed 0.90% annually. Currently, the charge is 0.40% for Policy Years 1 through 5, 0.25% for Policy Years 6 through 20 and 0.10% thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that the costs of issuing and administering Policies may be more than we estimated.

Monthly Deduction. We make a monthly deduction from your Account Value on the Policy Date and the first day of each Policy Month. This monthly deduction will be charged proportionally to the amounts in the Divisions.

The monthly deduction equals the sum of (1), (2), (3) and (4) where:

(1) is the cost of insurance charge (the Monthly Risk Charge) equal to the current Monthly Risk Rate (described below) multiplied by the net amount at risk divided by 1,000;

(2)  is the Service Charge;

(3) is the monthly cost of any additional benefits provided by riders which are a part of your Policy; and

(4) is any extra risk charge if the Insured is in a rated class as specified in your Policy.

The net amount at risk equals:

o    the death benefit divided by 1.00327374; less

o your Policy's Account Value on the first day of a Policy Month prior to assessing the monthly deduction.

If there are increases in the Total Face Amount other than increases caused by changes in the death benefit option, the monthly deduction described above is determined separately for the initial Total Face Amount and each increase in the Total Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the most recent increase in the death benefit and then to each increase in the Total Face Amount in the reverse order in which the increases were made.

Monthly Risk Rates. The Monthly Risk Rate is used to determine the cost of insurance charge for providing insurance coverage under the Policy. The Monthly Risk Rates (except for any such rate applicable to an increase in the Total Face Amount) are based on the length of time your Policy has been in force and the Insured's sex (in the case of non-unisex Policies) and Issue Age. If the Insured is in a rated class as specified in your Policy, we will deduct an extra risk charge that reflects that class rating. The Monthly Risk Rates applicable to each increase in the Total Face Amount are based on the length of time the increase has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age, and class rating, if any. The Monthly Risk Rates will be determined by us from time to time based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Risk Rates based on the 1980 Commissioner's Standard Ordinary, Age Nearest Birthday, Male/Female, Unismoke Ultimate Mortality Table ("1980 CSO"). Our Monthly Risk Rates for unisex Policies will never exceed a maximum based on the 1980 CSO using male lives.

The Guaranteed Maximum Monthly Risk Rates reflect any class rating applicable to the Policy. We have filed a detailed statement of our methods for computing Account Values with the insurance department in each jurisdiction where the Policy was delivered. These values are equal to or exceed the minimum required by law.

Service Charge. We will deduct a maximum of $15.00 from your Policy's Account Value on the first day of each Policy Month to cover our administrative costs, such as salaries, postage, telephone, office equipment and periodic reports. This charge may be increased or decreased by us from time to time based on our expectations of future expenses, but will never exceed $15.00 per Policy Month. The Service Charge will be deducted proportionally from the Divisions. The current Service Charge is $10.00 per Policy Month for Policy Years 1 through 3 and $7.50 per Policy Month thereafter.


As described in Term Life Insurance Rider, we may offer a Term Life Insurance Rider that may have the effect of reducing the service charge. We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase, and the expected Total Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and administrative costs resulting from sales to a qualifying owner. Great-West from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected owners funded by the Series Account.



Transfer Fee. A maximum administrative charge of $10 per transfer of Account Value from one Division to other Divisions will be deducted from your Policy's Account Value for all transfers in excess of 12 made in the same calendar year. The allocation of your Initial Premium from the Maxim Money Market Portfolio Division to your selected Divisions will not count toward the 12 free transfers. Similarly, transfers made under Dollar Cost Averaging and periodic rebalancing under the Rebalancer Option are not subject to the transfer fee and do not count as transfers for this purpose (except a one-time rebalancing under the Rebalancer Option will count as one transfer). All transfers requested on the same Business Day will be aggregated and counted as one transfer. The current charge is $10 per transfer.

Partial Withdrawal Fee. A maximum administrative fee of $25 will be deducted from your Policy's Account Value for all partial withdrawals after the first made in the same Policy Year.

Change of Death Benefit Option Fee. A maximum administrative fee of $100 will be deducted from your Policy's Account Value each time you change your death benefit option.

Fund Expenses. You indirectly bear the charges and expenses of the Funds whose shares are held by the Divisions to which you allocate your Account Value. The Series Account purchases shares of the Funds at net asset value. Each Fund's net asset value reflects investment advisory fees and administrative expenses already deducted from the Fund's assets. A table containing current estimates of these charges and expenses can be found starting on page 4. For more information concerning the investment advisory fees and other charges against the Funds, see the Fund Prospectuses and the statements of additional information for the Funds, which are available upon Request.

We may receive compensation from the investment advisers or administrators of the Funds. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ between Funds.

Paid-Up Life Insurance

When the Insured reaches Attained Age 100 (if your Policy is in force at that time), the entire Account Value of your Policy (less outstanding Policy Debt) will be applied as a single premium to purchase "paid-up" insurance. Outstanding Policy Debt will be repaid at this time. This repayment may be treated as a taxable distribution to you if your Policy is not a MEC. The net single premium for this insurance will be based on the 1980 Commissioner's Standard Ordinary, Sex Distinct, Non-Smoker Mortality Table. The cash value of your paid-up insurance, which initially is equal to the net single premium, will remain in the Divisions of the Series Account in accordance with your then current allocation. While the paid-up life insurance is in effect your assets will remain in the Series Account. You may change your Division allocation instructions and you may transfer your cash value among the Divisions. All charges under your Policy, to the extent applicable, will continue to be assessed, except we will no longer make a deduction each Policy Month for the Monthly Risk Charge. Your death benefit will be equal to the cash value of the paid-up policy and, thus, as your cash value changes based on the investment experience of the Divisions, the death benefit will increase or decrease accordingly. You may surrender the paid-up insurance policy at any time and, if surrendered within 30 days of a Policy Anniversary, its cash value will not be less than it was on that Policy Anniversary. See "Federal Income Tax Considerations -- Treatment When Insured Reached Attained Age 100" at page 31.

Supplemental Benefits

The following supplemental benefit riders are available, subject to certain limitations. An additional Monthly Risk Charge will be assessed for each rider which is in force as part of the monthly deduction from your Account Value.

Term Life Insurance Rider

This Rider provides term life insurance on the Insured. Coverage is renewable annually until the Insured's Attained Age 100. The amount of coverage provided under this Rider varies from month to month as described below. We will pay the Rider's death benefit to the beneficiary when we receive Due Proof of death of the Insured while this Rider is in force.


This Rider provides the same three death benefit options as your Policy. The option you choose under the Rider must at all times be the same as the option you have chosen for your Policy. The Rider's death benefit will be determined at the beginning of each Policy Month in accordance with one of those options. For each of the options, your death benefit will be reduced by any outstanding Policy Debt.

If you purchase this Rider, the Total Face Amount shown on your Policy's Specifications Page will be equal to the minimum amount of coverage provided by this Rider plus the Base Face Amount (which is the minimum death benefit under your Policy without the Rider's death benefit). The minimum allocation of Total Face Amount between your Policy and the Rider is 10% and 90% at inception, respectively. The total death benefit payable under the Rider and the Policy will be determined as described in "Death Benefit" above, using the Total Face Amount shown on your Policy's Specifications page.

Coverage under this Rider will take effect on the later of: o the Policy Date of the Policy to which this Rider is attached; or o the Policy Anniversary following our approval of your Request to add this Rider to your Policy, subject to the deduction of the first Monthly Risk Charge for the Rider.

       The Monthly Risk Rate for this Rider will be the same as that used for the Policy and the Monthly Risk Charge for the Rider will be determined by multiplying the Monthly Risk Rate by the Rider's death benefit. This charge will be calculated on the first day of each Policy Month and added to the Policy's Monthly Risk Charge.

If you purchase this Rider, the target premium amount, to which the sales charge applies, will be proportionately lower. As a result, the sales charge deducted from your premium payments will be less than you would pay on a single Policy providing the same Total Face Amount of coverage as your Policy and Rider.

We will offer this Rider only in circumstances which result in the savings of sales and distribution expenses. As a result, in our discretion, we may decline to offer the Term Rider or refuse to consent to a proposed allocation of coverage between a Base Policy and Term Rider. In exercising this discretion, we will not discriminate unfairly against any person, including the affected owners funded by the Series Account.

You may terminate this Rider by Request. This Rider also will terminate on the earliest of the following dates:

o       the date the Policy is surrendered or terminated;
o       the expiration of the Grace Period of the Policy; or
o       the death of the Insured.

Change of Insured Rider
This Rider permits you to change the Insured under your Policy or any Insured that has been named by virtue of this Rider. Before we change the Insured you must provide us with (1) a Request for the change signed by you and approved by us; (2) evidence of insurability for the new Insured; (3) evidence that there is an insurable interest between you and the new Insured; (4) evidence that the new Insured's age, nearest birthday, is under 70 years; and (5) evidence that the new Insured was born prior to the Policy Date. We may charge a fee for administrative expenses when you change the Insured. When a change of Insured takes effect, Policy premiums will be based on the new Insured's age, sex, mortality class and the premium rate in effect on the Policy Date.

Continuation of Coverage
If you cease making premium payments, coverage under your Policy and any Riders to the Policy will continue until your Policy's Account Value, less any Policy Debt, is insufficient to cover the monthly deduction. When that occurs, the Grace Period will go into effect.

Grace Period
If the first day of a Policy Month occurs during the Valuation Period and your Policy's Account Value, less any Policy Debt, is not sufficient to cover the monthly deduction for that Policy Month, then your Policy will enter the Grace Period described below. If you do not pay sufficient additional premiums during the Grace Period, your Policy will terminate without value.

The Grace Period will allow 61 days for the payment of premium sufficient to keep the Policy in force. Any such premium must be in an amount sufficient to cover deductions for the Monthly Risk Charge, the Service Charge, the cost for any riders and any extra risk charge if the Insured is in a rated class for the next two Policy Months. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record at least 31 days before the date coverage under your Policy will cease. If the premium due is not paid within the Grace Period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this Grace Period. If the Policy Proceeds become payable by us during the Grace Period, then any due and unpaid Policy charges will be deducted from the amount payable by us.

Termination of Policy

Your Policy will terminate on the earliest of the date we receive your Request to surrender, the expiration date of the Grace Period due to insufficient value or the date of death of the Insured.



Reinstatement
Before the Insured's death, we will reinstate your Policy, provided that the Policy has not been surrendered, and provided further that: o you make your reinstatement Request within three years from the date of termination; o you submit satisfactory evidence of insurability to us; o you pay an amount equal to the Policy charges which were due and unpaid at the end of the Grace Period;

o you pay a premium equal to four times the monthly deduction applicable on the date of reinstatement; and

o you repay or reinstate any Policy loan that was outstanding on the date coverage ceased, including interest at 6.00% per year compounded annually from the date coverage ceased to the date of reinstatement of your Policy.

A reinstated Policy's Total Face Amount may not exceed the Total Face Amount at the time of termination. Your Account Value on the reinstatement date will reflect: o the Account Value at the time of termination; plus o net premiums attributable to premiums paid to reinstate the Policy; less o the Monthly Expense Charge; less o the Monthly Cost of Insurance charge applicable on the date of reinstatement.

The effective date of reinstatement will be the date the application for reinstatement is approved by us.

Deferral of Payment

We will usually pay any amount due from the Series Account within seven days after the Valuation Date following your Request giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment of any amount payable from the Series Account on death, surrender, partial surrender, or Policy loan may be postponed whenever: o the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;

o the Securities and Exchange Commission, by order, permits postponement for the protection of policyowners; or

o an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Series Account.

Rights of Owner

While the Insured is alive, unless you have assigned any of these rights, you may:

o    transfer ownership to a new owner;

o name a contingent owner who will automatically become the owner of the Policy if you die before the Insured;

o    change or revoke a contingent owner;

o change or revoke a beneficiary (unless a previous beneficiary designation was irrevocable);

o    exercise all other rights in the Policy;

o increase or decrease the Total Face Amount, subject to the other provisions of the Policy; and

o change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the Requested action. Your Request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before it was received by us.


Rights of Beneficiary
The beneficiary has no rights in the Policy until the death of the Insured, except an irrevocable beneficiary cannot be changed without the consent of that beneficiary. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Exchange of Policy. You may exchange your Policy for a new policy issued by Great-West that does not provide for variable benefits. The new policy will have the same Policy Date, Issue Age, and Insured as your Policy on the date of the exchange. The exchange must be made within 24 Policy Months after the Issue Date of your Policy and all Policy Debt must be repaid.


Addition, Deletion or Substitution of Investments. Shares of any or all of the Funds may not always be available for purchase by the Divisions of the Series Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Series Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. We also may close a Division to future premium allocations and transfers of Account Value. If we do so, we will notify you and ask you to change your premium allocation instructions. If you do not change those instructions by the Division's closing date, premiums allocated to that Division automatically will be allocated to the Maxim Money Market Portfolio Division until you instruct us otherwise. A Division closing may affect Dollar Cost Averaging and the Rebalancer Option. We reserve the right to operate the Series Account in any form permitted by law, to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws, to assess a charge for taxes attributable to the operation of the Series Account or for other taxes, as described in "Charges and Deductions" beginning on page 20 of this Prospectus, and to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Policies. We also reserve the right to add Divisions, or to eliminate or combine existing Divisions or to transfer assets between Divisions, or from any Division to our general account. In the event of any substitution or other act described in this paragraph, we may make appropriate amendment to the Policy to reflect the change.


Entire Contract. Your entire contract with us consists of the Policy, including the attached copy of your Policy application and any attached copies of supplemental applications for increases in the Total Face Amount, any endorsements and any riders. Any illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how values under the Policy, such as Cash Surrender Value, death benefit and Account Value, will change with the investment experience of the Divisions, and such information is based solely upon data available at the time such illustrations are prepared.

Alteration. Sales representatives do not have any authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, secretary, or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification --

o is necessary to make the Policy or the Series Account comply with any law or regulation issued by a governmental agency to which we are or the Series Account is subject;

o is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

o is necessary to reflect a change in the operation of the Series Account or the Divisions; or

o    adds, deletes or otherwise changes Division options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect such modification.

Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before it was received by us. We are not responsible for the validity or legal effect of any assignment.

Non-Participating. The Policy does not pay dividends.

Misstatement of Age or Sex (Non-Unisex Policy). If the age or (in the case of a non-unisex Policy) sex of the Insured is stated incorrectly in your Policy application or rider application, we will adjust the amount payable appropriately as described in the Policy.

If we determine that the Insured was not eligible for coverage under the Policy after we discover a misstatement of the Insured's age, our liability will be limited to a return of premiums paid, less any partial withdrawals, any Policy Debt, and the cost for riders.

Suicide. If the Insured, whether sane or insane, commits suicide within two years after your Policy's Issue Date (one year if your Policy is issued in Colorado or North Dakota), we will not pay any part of the Policy Proceeds. We will pay the beneficiary premiums paid, less the amount of any Policy Debt, any partial withdrawals and the cost for riders.

If the Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Total Face Amount (one year if your Policy is issued in Colorado or North Dakota), then our liability as to that increase will be the cost of insurance for that increase and that portion of the Account Value attributable to that increase. The Total Face Amount of the Policy will be reduced to the Total Face Amount that was in effect prior to the increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, or change in death benefit option of the Policy. In the absence of fraud, no statement can be used by us in defense of a claim or to cancel the Policy for misrepresentation unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of such increase.

Report to Owner. We will maintain all records relating to the Series Account and the Divisions. We will send you a report at least once each Policy Year within 30 days after a Policy Anniversary. The report will show current Account Value, current allocation in each Division, death benefit, premiums paid, investment experience since your last report, deductions made since the last report, and any further information that may be required by laws of the state in which your Policy was issued. It will also show the balance of any outstanding Policy loans and accrued interest on such loans. There is no charge for this report.

In addition, we will send you the financial statements of the Funds and other reports as specified in the Investment Company Act of 1940, as amended. We also will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. Please read your statements and confirmations carefully and verify their accuracy and contact us promptly with any question.


Illustrations. Upon request, we will provide you with an illustration of how Cash Surrender Value, Account Value and death benefits change with the investment experience of your Policy. The first illustration you Request during a Policy Year will be provided to you free of charge. Thereafter, each additional illustration Requested during the same Policy Year will be provided to you for a nominal fee not to exceed $50.


Notice and Elections. To be effective, all notices and elections under the Policy must be in writing, signed by you, and received by us at our Principal Office. Certain exceptions may apply. Unless otherwise provided in the Policy, all notices, requests and elections will be effective when received at our Principal Office complete with all necessary information.

Performance Information and Illustrations


We may sometimes publish performance information related to the Funds, the Series Account or the Policy in advertising, sales literature and other promotional materials. This information is based on past investment results and is not an indication of future performance.


We may present mutual fund portfolio performance in sales literature.

Fund Performance. We may publish a mutual fund portfolio's total return or average annual total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

We may also publish a mutual fund portfolio's yield. Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an effective yield. Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period.

Total returns and yields quoted for a mutual fund portfolio include the investment management fees and other expenses of the portfolio, but do not include charges and deductions attributable to your Policy. These expenses would reduce the performance quoted.

Adjusted Fund Performance. We may publish a mutual fund portfolio's total return and yields adjusted for charges against the assets of the Series Account.

We may publish total return and yield quotations based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

Other Information. Performance information may be compared, in reports and promotional literature, to:

o the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Division results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

o other groups of variable life variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

o the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Division. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management expenses.

We may provide policy information on various topics of interest to you and other prospective policyowners. These topics may include:

o the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets;

o investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

o the advantages and disadvantages of investing in tax-deferred and taxable investments; o customer profiles and hypothetical purchase and investment scenarios; o financial management and tax and retirement planning; and o investment alternatives to certificates of deposit and other financial instruments, including comparisons between a Policy and the characteristics of, and market for, such financial instruments.

Policy Illustrations. Upon request we will provide you with an illustration of Cash Surrender Value, Account Value and death benefits. The first illustration you Request during a Policy Year will be provided to you free of charge. Thereafter, each additional illustration Requested during the same Policy Year will be provided to you for a nominal fee not to exceed $50.


Federal Income Tax Considerations


The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the current federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the current federal income tax laws or of the current interpretations by the IRS. We do not make any guarantee regarding the tax status of any Policy or any transaction regarding the Policy.


The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.

Tax Status of the Policy

A Policy has certain tax advantages when treated as a life insurance contract within the meaning of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). We believe that the Policy meets the Section 7702 definition of a life insurance contract and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Section 7702. We reserve the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the IRS.


Corporate Tax Shelter Customer List Requirements

The IRS has issued temporary regulations implementing the corporate tax shelter customer list requirements of Code Sections 6111 and 6112. Prior to the delivery of the Policy, the Company will make a registration and determination, based on all the facts and circumstances know to us, that the proposed transaction with the Policyowner will be exempt from the registration and customer list requirements. You are responsible, in consultation with a qualified tax consultant, to determine whether the tax return disclosure requirements of Code
Section 6011 and the Temporary Regulations under Section 1.6011 are applicable to you.


Diversification of Investments


Section 817(h) of the Code requires that the investments of each Division of the Series Account be "adequately diversified" in accordance with certain Treasury regulations. Disqualification of the Policy as a life insurance contract would result in the impostion of federal income tax on you with respect to the earnings allocable to the Policy prior to the receipt of payments under the Policy. We believe that the Divisions will be adequately diversified.


Policy Owner Control. In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the variable account used to support the policy. In those circumstances, income and gains from the variable account assets would be includible in the policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Series Account.

The following discussion assumes that your Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable under your Policy is excludible from your gross income under the Code.

If the death benefit is not received in a lump sum and is, instead, applied under a proceeds option agreed to by us and the beneficiary, payments generally will be prorated between amounts attributable to the death benefit, which will be excludible from the beneficiary's income, and amounts attributable to interest (occurring after the insured's death), which will be includible in the beneficiary's income.

Tax Deferred Accumulation. Any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Policy before the Insured dies.

Distributions. If you surrender your Policy, the amount you will receive as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

Depending on the circumstances, any of the following transactions may have federal income tax consequences: o the exchange of a Policy for a life insurance, endowment or annuity contract; o a change in the death benefit option; o a policy loan; o a partial surrender; o a surrender; o a change in the ownership of a Policy; o a change of the named Insured; or o an assignment of a Policy.

In addition, federal, state and local transfer and other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a "modified endowment contract."

Modified Endowment Contracts. Section 7702A of the Code treats certain life insurance contracts as "modified endowment contracts" ("MECs"). In general, a Policy will be treated as a MEC if total premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before that time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums ("seven-pay test"). In addition, a Policy may be treated as a MEC if there is a "material change" of the Policy.

We will monitor your premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC. We will not invest any premium or portion of a premium that would cause your Policy to become a MEC. We will promptly refund that money to you and, if you elect to have a MEC contract, you can return the money to us with a signed form of acceptance.

Further, if a transaction occurs which decreases the Total Face Amount of your Policy during the first seven years, we will retest your Policy, as of the date of its purchase, based on the lower Total Face Amount to determine compliance with the seven-pay test. Also, if a decrease in Total Face Amount occurs within seven years of a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

The rules relating to whether a Policy will be treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.

Distributions Under Modified Endowment Contracts. If treated as a MEC, your Policy will be subject to the following tax rules:

o First, partial withdrawals are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of your Account Value immediately before the distribution over the "investment in the contract" at the time of the distribution.

o Second, policy loans and loans secured by a Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

o Third, a 10 percent additional penalty tax is imposed on that portion of any distribution (including distributions upon surrender), policy loan, or loan secured by a Policy, that is included in income, except where the distribution or loan is made to a taxpayer that is a natural person, and:

1.      made when the taxpayer is age 59 1/2or older;
2.      attributable to the taxpayer becoming disabled; or

3. is part of a series of substantially equal periodic payments (not less frequently than annually) for the duration of the taxpayer's life (or life expectancy) or for the duration of the longer of the taxpayer's or the beneficiary's life (or life expectancies).



Distributions Under a Policy That Is Not a MEC. If your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in
Section 7702.

If your Policy is not a MEC, policy loans and loans secured by the Policy are generally not treated as distributions. Such loans are instead generally treated as your indebtedness.

Finally, if your Policy is not a MEC, distributions (including distributions upon surrender), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.

Multiple Policies. All modified endowment contracts issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

Treatment When Insured Reaches Attained Age 100. As described above, when the Insured reaches Attained Age 100, we will issue you a "paid-up" life insurance policy. We believe that the paid-up life insurance policy will continue to qualify as a "life insurance contract" under the Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Cash Surrender Value in the year in which the Insured attains age 100 and would realize taxable income at that time, even if the Policy Proceeds were not distributed at that time. In addition, any outstanding Policy Debt will be repaid at that time. This repayment may be treated as a taxable distribution to you, if your contract is not a MEC.

Federal Income Tax Withholding. We are not required to and, hence, will not withhold the amount of any tax due on that portion of a policy distribution which is taxable. However, as a service to you, we will withhold and remit to the federal government such amounts if you direct us to do so in writing at or before the time of the policy distribution. As the policyowner you are responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions.

Actions to Ensure Compliance with the Tax Law. We believe that the maximum amount of premiums we intend to permit for the Policies will comply with the Code definition of a "life insurance contract." We will monitor the amount of your premiums, and, if you pay a premium during a Policy Year that exceeds those permitted by the Code, we will promptly refund the premium or a portion of the premium before any allocation to the Funds. We reserve the right to increase the death benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the federal tax definition of a life insurance contract.

Trade or Business Entity Owns or Is Directly or Indirectly a Beneficiary of the Policy

Where a Policy is owned by other than a natural person, the owner's ability to deduct interest on business borrowing unrelated to the Policy can be impacted as a result of its ownership of cash value life insurance. No deduction will be allowed for a portion of a taxpayer's otherwise deductible interest expense unless the policy covers only one individual, and such individual is, at the time first covered by the policy, a 20 percent owner of the trade or business entity that owns the policy, or an officer, director, or employee of such trade or business.

Although this limitation generally does not apply to policies held by natural persons, if a trade or business (other than one carried on as a sole proprietorship) is directly or indirectly the beneficiary under a policy (e.g., pursuant to a split-dollar agreement), the policy shall be treated as held by such trade or business. The effect will be that a portion of the trade or business entity's deduction for its interest expenses will be disallowed unless the above exception for a 20 percent owner, employee, officer or director applies.

The portion of the entity's interest deduction that is disallowed will generally be a pro rata amount which bears the same ratio to such interest expense as the taxpayer's average unborrowed cash value bears to the sum of the taxpayer's average unborrowed cash value and average adjusted bases of all other assets. Any corporate or business use of the life insurance should be carefully reviewed by your tax adviser with attention to these rules as well as any other rules and possible tax law changes that could occur with respect to business-owned life insurance.

Other Employee Benefit Programs

Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy owners also must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult your legal adviser.

Policy Loan Interest

Generally, no tax deduction is allowed for interest paid or accrued on any indebtedness under a Policy.

Our Taxes

We are taxed as a life insurance company under Part I of Subchapter L of the Code. The operations of the Series Account are taxed as part of our operations. Investment income and realized capital gains are not taxed to the extent that they are applied under the Policies. As a result of the Omnibus Budget Reconciliation Act of 1990, we are currently making, and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for Great-West. We reserve the right to adjust the amount of a charge to premium to compensate us for these anticipated higher corporate income taxes.

A portion of the Expense Charges Applied to Premium is used to offset the federal, state or local taxes that we incur which are attributable to the Series Account or the Policy. We reserve the right to adjust the amount of this charge.

We do not make any guarantees about the Policy's tax status.

We believe the Policy will be treated as a life insurance contract under federal tax laws.

Death benefits generally are not subject to federal income tax.

Investment gains are normally not taxed unless distributed to you before the Insured dies.

If you pay more premiums than permitted under the seven-pay test, your Policy will be a MEC.

If your Policy becomes a MEC, partial withdrawals, Policy loans and surrenders may incur taxes and tax penalties.




Distribution of the Policy


Licensed insurance agents will sell the Policy in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with our general distributor, BenefitsCorp Equities, Inc. ("BCE"). BCE, whose principal business address is 8515 East Orchard Road, Greenwood Village, Colorado 80111, is an indirect, wholly-owned subsidiary of Great-West and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. BCE also acts as the general distributor of certain annuity contracts issued by us. The maximum sales commission payable to our agents, independent registered insurance agents and other registered broker-dealers is 70% of premium up to the first year target premium and 7% of the portion of the first year premium above the target. In addition, asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if: (i) a Policy terminates prior to the second Policy Anniversary; or (ii) a Policy is surrendered for the Surrender Benefit within the first six Policy Years and applicable state insurance law permits a Return of Expense Charge. The directors and executive officers of BCE are: Charles P. Nelson, Chairman of the Board and President; Robert K. Shaw, Director; G.E. Seller, Director and Vice President, Major Accounts; Douglas L. Wooden, Director; Glen Ray Derback, Treasurer; Beverly A. Byrne, Secretary and
T. L. Buckley, Compliance Officer. The principal business address of each director and executive officer, except G.E. Seller and Beverly A. Byrne, is 8515 East Orchard Road, Greenwood Village, Colorado 80111. G.E. Seller's principal business address is 18101 Von Karman Avenue, Suite 1460, Irvine, California 92612. Beverly A. Byrne's principal business address is 8525 East Orchard Road, Greenwood Village, Colorado 80111.


Voting Rights

We are the legal owner of all shares of the Funds held in the Divisions of the Series Account, and as such have the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Divisions in accordance with instructions received from policyowners who have an interest in the respective Divisions.

We will vote shares held in each Division for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Division for which instructions are received.

The number of shares in each Division for which instructions may be given by a policyowner is determined by dividing the portion of the Account Value derived from participation in that Division, if any, by the value of one share of the corresponding Fund. We will determine the number as of the record date chosen by the Fund. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

This description reflects our current view of applicable law. Should the applicable federal securities laws change so as to permit us to vote shares held in the Series Account in our own right, we may elect to do so.


Our Directors and Executive Officers

Great-West's directors and executive officers are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

Directors
Name (Age) (Date Elected to Board)      Principal Occupation(s) For Last Five Years



James Balog (7) (1993)                  Director; Company Director
James W. Burns, O.C. (71) (1991)        Chairman of the Boards of Great-West Lifeco,

                                        Great-West Life, London Insurance Group Inc. and
                                        London Life Insurance Company; Deputy Chairman, Power
                                        Corporation

Orest T. Dackow (64) (1991)             Director since April 2000; previously President and
                                        Chief Executive Officer, Great-West Lifeco

Andre Desmarais (44) (1997)             President and Co-Chief Executive Officer, Power
                                        Corporation; Deputy Chairman, Power Financial
Paul Desmarais, Jr. (46) (1991)         Chairman and Co-Chief Executive Officer, Power
                                        Corporation; Chairman, Power Financial

Robert Gratton (57) (1991)              Chairman of the Board of Great-West; President and
                                        Chief Financial Officer, Power Financial

Kevin P. Kavanagh (68) (1986)           Director
William Mackness (62) (1991)            Director; previously, Dean, Faculty of Management,
                                        University of Manitoba
William T. McCallum (58) (1990)         President and Chief Executive Officer of Great-West;
                                        Co-President and Chief Executive Officer, Great-West
                                        Lifeco
Jerry Edgar Alan Nickerson (64) (1994)  Chairman of the Board, H.B. Nickerson & Sons Limited
                                        (a management and holding company)
The Honourable P. Michael Pitfield,     Vice-Chairman, Power Corporation; Member of the
P.C., Q.C. (63) (1991)                  Senate of Canada
Michel Plessis-Belair, F.C.A. (58)      Vice-Chairman and Chief Financial Officer, Power
(1991)                                  Corporation; Executive Vice-President and Chief

                                        Financial Officer, Power Financial

Brian E. Walsh (47) (1995)              Co-Founder and Managing Partner, Veritas Capital
                                        Management, LLC  (a merchant banking company) since
                                        September 1997; previously Partner, Trinity L.P. (an
                                        investment company) from January 1996


Executive Officers
Name (Age) (Date Appointed Executive    Principal Business Occupation For Last Five Years
Officer)


John A. Brown (53) (1992)               Senior Vice President, Healthcare Markets of

                                   Great-West


Mark Corbett (41) (2001)                Senior Vice President, Investments of Great-West


Donna A. Goldin (53) (1996)             Executive Vice President and Chief Operating Officer,
                                        One Benefits Corporation since June 1996; previously
                                        Executive Vice President and Chief Operating Officer,
                                        Harris Methodist Health Plan (a health maintenance
                                        organization)


Mitchell T. G. Graye (45) (1997)        Executive Vice President and Chief Financial Officer,

                                   Great-West

Wayne T. Hoffman (45) (2001)            Senior Vice President, Investments of Great-West
Mark  S. Hollen (42) (2000)             Senior Vice President, FASCorp, Great-West

D. Craig Lennox (53) (1984)             Senior Vice President, General Counsel and Secretary

                                  of Great-West

William T. McCallum (58) (1984)         President and Chief Executive Officer of Great-West;
                                        Co-President and Chief Executive Officer, Great-West
                                        Lifeco
Steve H. Miller (48) (1997)             Senior Vice President, Employee Benefits Sales of

                                   Great-West

James D. Motz (51) (1992)               Executive Vice President, Employee Benefits of

                                   Great-West

Charles P. Nelson (40) (1998)           President, BenefitsCorp of Great-West; Senior Vice
                                        President, Public/Non-Profit Markets of  Great-West
Martin Rosenbaum (48) (1997)            Senior Vice President, Employee Benefits of

                                   Great-West

Gregory E. Seller (47) (1999)           Senior Vice President, BenefitsCorp Government
                                        Markets of Great-West
Robert K. Shaw (45) (1998)              Senior Vice President, Individual Markets of

                                   Great-West

George D. Webb II (57) (1999)           Senior Vice President of Great-West since July 1999;
                                        previously Principal, William M. Mercer Investment
                                        Consulting, Inc. (an investment consulting company)
Warren J. Winer (54) (2001)             Senior Vice President, Employee Benefits of Great-West


Douglas L. Wooden (44) (1991)           Executive Vice President, Financial Services of

                                   Great-West

Jay W. Wright (49) (2001)               Senior Vice President, Employee Benefits of Great-West



Other Information

State Regulation

We are subject to the laws of Colorado governing life insurance companies and to regulation by Colorado's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the all jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have an adverse material effect on the Series Account. Great-West is engaged in various kinds of routine litigation which, in our judgment, is not material to its total assets or material with respect to the Series Account.

Legal Matters

All matters of Colorado law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Colorado law, have been passed upon by Beverly A. Byrne, Vice President, Counsel and Assistant Secretary of Great-West. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson St., Suite 400, East Lobby, Washington, D.C. 20007-5201, serves as special counsel to Great-West with regard to the federal securities laws.

Experts


The consolidated balance sheets for Great-West as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000, as well as the financial statements of the Series Account for the year ended December 31, 2000 have been audited by Deloitte & Touch LLP, independent auditors, as stated in their reports appearing herein. Such financial statements have been included herein in reliance upon the reports of Deloitte & Touche LLP, given upon their authority as experts in accounting and auditing.


Actuarial matters included in this Prospectus and the registration statement of which it is a part, including the hypothetical Policy illustrations, have been examined by Ron Laeyendecker, F.S.A., M.A.A.A., Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

Registration Statements


This Prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Series Account, Great-West, the mutual fund investment options, and the Policy. The descriptions in this Prospectus of the Policy and other legal instruments are summaries. You should refer to those instruments as filed for their precise terms.


Financial Statements

Great-West's consolidated financial statements, which are included in this prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Series Account.

COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company
Financial Statements
for the Period Ended
December 31, 2000
and Independent Auditors Report



INDEPENDENT AUDITORS REPORT


To the Board of Directors and Contract Owners of
    COLI VUL-2 Series Account of
    Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company (the Series Account) as of December 31, 2000, and the related statements of operations and changes in net assets for the period then ended, by investment division. These financial statements are the responsibility of the Series Accounts management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2000, the results of its operations and the changes in its net assets for the year then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


February 26, 2001







COLI VUL-2 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------

ASSETS

Investment in underlying affiliated funds:                           Shares         Cost         Value
                                                                    --------      - -----       ------
Maxim Series Funds, Inc.        INVESCO Intl Growth (ADR) Portfolio      310    $      566    $      497
Maxim Series Funds, Inc.        INVESCO Small Cap Growth Portfolio   146,546       350,590       319,086
Maxim Series Funds, Inc.        Loomis Sayles Corporate Bond              24            25            25
                                Portfolio
Maxim Series Funds, Inc.        Money Market Portfolio               396,924       397,126       397,126
Maxim Series Funds, Inc.        Moderately Aggressive Profile          1,382         1,653         1,493

Investments in underlying funds:

American Century VP Funds       Income & Growth Fund                     202         1,535         1,434
American Century VP Funds       International Fund                       325         3,629         3,325
Brazos Fund                     Small Cap Growth Portfolio           114,968      1,097,826     1,081,854
Dreyfus Family of Funds         Stock Index                            1,621        57,623        55,101
Dreyfus Family of Funds         VIF Capital Appreciation                  13           525           498
Dreyfus Family of Funds         VIF Growth & Income                    2,916        72,459        68,469
Federated Services Company      Growth Strategies Fund II              7,855       192,306       181,855
Federated Services Company      International Equity Fund II              24           519           452
INVESCO                         Total Return                              39           573           520
Janus Aspen Funds               Balanced Fund                          6,212       162,170       151,021
Janus Aspen Funds               High Yield Fund                            3            28            27
Janus Aspen Funds               Worldwide Growth Fund                  9,482       422,082       350,638
Neuberger & Berman Management   AMT Guardian Portfolio                 1,386        21,679        22,071
Neuberger & Berman Management   AMT Mid-Cap Growth                        58         1,575         1,306


Total Investments                                                               $ 2,784,489   $ 2,636,798
                                                                                ===========

Other assets and liabilities:
Net Premiums (Redemptions) Due and Accrued                                                         8,525
Investment Income Due and Accrued                                                                     67
Due to Great-West Life & Annuity Insurance Company                                              (394,736)
Other Liabilities                                                                                  (553)
                                                                                              -----------

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                         $ 2,250,101
                                                                                              ===========





See notes to financial statements.                                                             Continued


COLI VUL-2 SERIES ACCOUNT
====================================================================================================================================
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY
====================================================================================================================================

====================================================================================================================================
STATEMENTS OF OPERATIONS
====================================================================================================================================
YEAR ENDED DECEMBER 31, 2000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------

                                 Maxim
                                 INVESCO                                                               American
                                 International     Maxim         Maxim      Maxim                      Century       American
                                 Growth           INVESCO       Loomis      Moderately     Maxim       VP           Century VP
                                 Portfolio       Small-Cap      Sayles      Aggressive   Money         Income &    International
                                  (ADR)           Growth       Corporate    Profile       Market       Growth          Fund
                                 Investment     Investment     Bond         Investment  Investment     Fund         Investment
                                  Division       Division     Investment     Division    Division      Investment    Division
                                                               Division                                Division
                                 ------------ ---------------------------- ------------------------- ------------ --------------

INVESTMENT INCOME               $         51  $      46,958 $         806 $        99  $        934  $         -  $           -

EXPENSES - mortality and                   1          1,181            61           2            57            3              4
expense risks:
                                 ------------ ---------------------------------------- ------------- ------------ --------------

NET INVESTMENT INCOME (LOSS)              50         45,777           745          97           877          (3)            (4)
                                 ------------ ---------------------------------------- ------------- ------------ --------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on               72       (75,284)       (1,123)           -           (1)           10            (1)
investments

Net change in unrealized
appreciation
(depreciation) on investments           (69)       (31,504)             -       (160)             -        (101)          (304)
                                 ------------ ---------------------------------------- ------------- ------------ --------------

NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:                     3      (106,788)       (1,123)       (160)           (1)         (91)          (305)
                                 ------------ ---------------------------------------- ------------- ------------ --------------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS       $         53  $    (61,011) $       (378) $      (63)  $        876  $      (94)  $       (309)
                                 ------------ ---------------------------------------- ------------- ------------ --------------



See notes to financial statements



                                                                                                                        (Continued)


COLI VUL-2 SERIES ACCOUNT
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                                                Dreyfus       Dreyfus        Dreyfus      Federated                   INVESCO
                                Brazos          Capital       Growth &         Stock      Growth        Federated     VIF
                                Small         Appreciation    Income           Index      Strategies    International Total
                                Cap            Portfolio      Portfolio       Fund        Fund II       Equity        Return
                                Growth         Investment     Investment     Investment   Investment    Fund II       Portfolio
                                Portfolio       Division       Division      Division      Division     Investment    Investment
                                Investment                                                               Division     Division
                                Division
                              ------------  --------------- -------------  ------------ ------------- ------------- ------------

INVESTMENT INCOME             $         -   $            9  $      2,689   $     8,768  $     14,418  $          -  $        59

EXPENSES - mortality and              638                1           103         2,723           753             -            -
expense risks:
                              ------------  --------------- -------------  ------------ ------------- ------------- ------------

NET INVESTMENT INCOME               (638)                8         2,586         6,045        13,665             -           59
(LOSS)
                              ------------  --------------- -------------  ------------ ------------- ------------- ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss)            (295)                5           307        47,610      (47,793)             -          (1)
on investments

Net change in unrealized
appreciation
(depreciation) on investments    (15,972)             (27)       (3,990)       (2,522)      (10,451)          (67)         (53)
                              ------------  --------------- -------------  ------------ ------------- ------------- ------------

NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:           (16,267)             (22)       (3,683)        45,088      (58,244)          (67)         (54)
                              ------------  --------------- -------------  ------------ ------------- ------------- ------------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS     $  (16,905)   $         (14)  $    (1,097)   $    51,133  $   (44,579)  $       (67)  $         5
                              ============  =============== =============  ============ ============= ============= ============




See notes to financial statements




                                                                                                                         (Continued)


COLI VUL-2 SERIES ACCOUNT
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------------------------

                                                                    Janus                             Neuberger
                                 Janus Aspen         Janus          Aspen            Neuberger        & Berman
                                    Series           Aspen          Series           & Berman            AMT
                                   Balanced         Series          WorldWide           AMT            Mid-Cap
                                  Portfolio       High-Yield        Growth           Guardian          Growth        Total
                                  Investment       Portfolio        Portfolio        Portfolio        Portfolio      Coli Vul
                                   Division       Investment        Investment      Investment       Investment      2 Account
                                                   Division          Division        Division         Division
                                --------------  --------------   --------------  ---------------   --------------  ------------

INVESTMENT INCOME               $      14,243   $         709    $      28,638   $          114    $           -   $   118,495

EXPENSES - mortality and                  460              60            1,262               80                2         7,391
expense risks:
                                --------------  --------------   --------------  ---------------   --------------  ------------

NET INVESTMENT INCOME (LOSS)           13,783             649           27,376               34              (2)       111,104
                                --------------  --------------   --------------  ---------------   --------------  ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on           (4,003)           (697)         (38,897)            1,636               17     (118,438)
investments

Net change in unrealized
appreciation
(depreciation) on investments        (11,149)             (1)         (71,444)              392            (269)     (147,691)
                                --------------  --------------   --------------  ---------------   --------------  ------------

NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:               (15,152)           (698)        (110,341)            2,028            (252)     (266,129)
                                --------------  --------------   --------------  ---------------   --------------  ------------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS       $     (1,369)   $        (49)    $    (82,965)   $        2,062    $       (254)   $ (155,025)
                                ==============  ==============   ==============  ===============   ==============  ============




See notes to financial statements



                                                                                                                         (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                     Maxim INVESCO
                                  International Growth       Maxim INVESCO         Maxim Loomis Sayles      Maxim Moderately
                                    Portfolio (ADR)        Small-Cap Growth          Corporate Bond        Aggressive Profile
                                  Investment Division     Investment Division      Investment Division     Investment Division
                                 ----------------------- --------------------- ------------------------- ----------------------

                                   2000          1999       2000        1999        2000         1999       2000        1999
                                   ----          ----       ----        ----        ----         ----       ----        ----
                                   (1)                      (1)                     (1)                     (1)
FROM OPERATIONS:
Net investment income (loss)   $       50    $        -  $  45,777   $      -  $       745    $       -  $     97    $       -
Net realized gain (loss) on            72             -   (75,284)          -      (1,123)            -         -            -
investments
Net change in unrealized
appreciation
(depreciation)
on investments                       (69)             -   (31,504)          -            -            -     (160)            -
                               -----------   ----------- ----------  --------- ------------   ---------- ---------   ----------

Increase (decrease) in net             53             -   (61,011)          -        (378)            -      (63)            -
assets resulting
from operations
                               -----------   ----------- ----------  --------- ------------   ---------- ---------   ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                  11,240             -    112,506          -        4,731            -     1,239            -

Redemptions                          (73)             -   (34,509)          -      (2,530)            -     (110)            -

Net transfers                    (10,616)             -    302,173          -      (1,799)            -       747            -
                               -----------   ----------- ----------  --------- ------------   ---------- ---------   ----------

Increase (decrease) in net
assets resulting
from unit transactions                551             -    380,170          -          402            -     1,876            -
                               -----------   ----------- ----------  --------- ------------   ---------- ---------   ----------

Due to/from GWLA                        -             -          -          -            -            -         -            -

INCREASE (DECREASE) IN                604             -    319,159          -           24            -     1,813            -
NET ASSETS

NET ASSETS:
Beginning of year                       -             -          -          -            -            -         -            -
                               -----------   ----------- ----------  --------- ------------   ---------- ---------   ----------

End of year                    $      604    $        -  $ 319,159   $      -  $        24    $       -  $  1,813    $       -
                               ===========   =========== ==========  ========= ============   ========== =========   ==========

                               (1) The Investment Division
                               commenced operations on October
                               01, 1999 (2) The Investment
                               Division commenced operations on
                               October 13, 2000

See notes to financial statements                                                                                        (Continued)


COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                           American Century        American Century         Brazos Small Cap
                                 Maxim Money Market          VP Income &           VP International         Growth Portfolio
                                                             Growth Fund                 Fund
                                 Investment Division          Investment          Investment Division      Investment Division
                                                               Division
                               ----------------------   ---------------------  -----------------------  ------------------------

                                   2000        1999         2000       1999         2000        1999        2000         1999
                                   ----        ----         ----       ----         ----        ----        ----         ----
                                    (1)                     (1)                     (1)                     (1)
FROM OPERATIONS:
Net investment income (loss)   $       877   $     -    $      (3)   $     -   $       (4)    $     -   $    (638)    $       -
Net realized gain (loss) on            (1)         -            10         -           (1)          -        (295)            -
investments
Net change in unrealized
appreciation
(depreciation)
on investments                           -         -         (101)         -         (304)          -     (15,972)            -
                               ------------  --------   -----------  --------  ------------   --------  -----------   ----------

Increase (decrease) in net             876         -          (94)         -         (309)          -     (16,905)            -
assets resulting
from operations
                               ------------  --------   -----------  --------  ------------   --------  -----------   ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                2,341,935         -         4,389         -         2,276          -       64,599            -

Redemptions                        (4,628)         -         (720)         -         (131)          -      (3,231)            -

Net transfers                    (1,943,691)       -       (1,822)         -         2,236          -     1,037,275           -
                               ------------  --------   -----------  --------  ------------   --------  -----------   ----------

Increase (decrease) in net
assets resulting
from unit transactions             393,616         -         1,847         -         4,381          -     1,098,643           -
                               ------------  --------   -----------  --------  ------------   --------  -----------   ----------

Due to/from GWLA                 (394,492)         -             -         -             -          -            -            -

INCREASE (DECREASE) IN                   -         -         1,753         -         4,072          -     1,081,738           -
NET ASSETS

NET ASSETS:
Beginning of year                        -         -             -         -             -          -            -            -
                                 ----------  --------   -----------  --------  ------------   --------  -----------   ----------

End of year                    $         -   $     -    $    1,753   $     -   $     4,072    $     -   $ 1,081,738   $       -
                               ============  ========   ===========  ========  ============   ========  ===========   ==========


                               (1) The Investment Division
                               commenced operations on October
                               01, 1999 (2) The Investment
                               Division commenced operations on
                               October 13, 2000

See notes to financial statements                                                                                       (Continued)


COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                   Dreyfus Capital         Dreyfus Growth &          Dreyfus Stock          Federated Growth
                                     Appreciation          Income Portfolio           Index Fund           Strategies Fund II
                                      Portfolio
                                 Investment Division          Investment          Investment Division      Investment Division
                                                               Division
                               -----------------------  ---------------------  -----------------------  ------------------------

                                   2000         1999        2000       1999         2000        1999        2000         1999
                                   ----         ----        ----       ----         ----        ----        ----         ----
                                    (1)                     (1)                     (1)                     (1)
FROM OPERATIONS:
Net investment income (loss)   $         8   $      -   $    2,586   $     -   $     6,045    $     -   $   13,665    $       -
Net realized gain (loss) on              5          -          307         -        47,610          -     (47,793)            -
investments
Net change in unrealized
appreciation
(depreciation)
on investments                        (27)          -      (3,990)         -       (2,522)          -     (10,451)            -
                               ------------  ---------  -----------  --------  ------------   --------  -----------   ----------

Increase (decrease) in net            (14)          -      (1,097)         -        51,133          -     (44,579)            -
assets resulting
from operations
                               ------------  ---------  -----------  --------  ------------   --------  -----------   ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                      848          -        9,711         -       225,863          -       69,842            -

Redemptions                          (121)          -      (2,787)         -      (108,015)         -     (23,890)            -

Net transfers                        (109)          -       62,742         -      (111,539)         -      180,569            -
                               ------------  ---------  -----------  --------  ------------   --------  -----------   ----------

Increase (decrease) in net             618          -       69,666         -         6,309          -      226,521            -
assets resulting
from unit transactions
                               ------------  ---------  -----------  --------  ------------   --------  -----------   ----------

Due to/from GWLA                         -          -            -         -             -          -            -            -

INCREASE (DECREASE) IN                 604          -       68,569         -        57,442          -      181,942            -
NET ASSETS

NET ASSETS:
Beginning of year                        -          -            -         -             -          -            -            -
                                 ----------  ---------  -----------  --------  ------------   --------  -----------   ----------

End of year                            604   $      -   $   68,569   $     -   $    57,442    $     -   $  181,942    $       -
                               ============  =========  ===========  ========  ============   ========  ===========   ==========


                               (1) The Investment Division
                               commenced operations on October
                               01, 1999 (2) The Investment
                               Division commenced operations on
                               October 13, 2000
See notes to financial statements                                                                                       (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                      Federated           INVESCO VIF Total       Janus Aspen Series       Janus Aspen Series
                                    International          Return Portfolio       Balanced Portfolio      High-Yield Portfolio
                                   Equity Fund II
                                 Investment Division          Investment          Investment Division      Investment Division
                                                               Division
                               ----------------------   ---------------------  -----------------------  ------------------------

                                   2000        1999         2000       1999         2000        1999        2000         1999
                                   ----        ----         ----       ----         ----        ----        ----         ----
                                    (1)                     (1)                     (1)                     (1)
FROM OPERATIONS:
Net investment income (loss)   $         -   $     -    $       59   $     -   $    13,783    $     -   $      649    $       -
Net realized gain (loss) on              -         -           (1)         -       (4,003)          -        (697)            -
investments
Net change in unrealized
appreciation
(depreciation)
on investments                        (67)         -          (53)         -      (11,149)          -          (1)            -
                               ------------  --------   -----------  --------  ------------   --------  -----------   ----------

Increase (decrease) in net            (67)         -             5         -       (1,369)          -         (49)            -
assets resulting
from operations
                               ------------  --------   -----------  --------  ------------   --------  -----------   ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                      325         -           585         -        52,450          -        5,000            -

Redemptions                           (18)         -          (69)         -      (16,422)          -      (2,487)            -

Net transfers                          319         -           106         -       119,013          -      (2,437)            -
                               ------------  --------   -----------  --------  ------------   --------  -----------   ----------

Increase (decrease) in net
assets resulting
from unit transactions                 626         -           622         -       155,041          -           76            -
                               ------------  --------   -----------  --------  ------------   --------  -----------   ----------

Due to/from GWLA                         -         -             -         -             -          -            -            -

INCREASE (DECREASE) IN                 559         -           627         -       153,672          -           27            -
NET ASSETS

NET ASSETS:
Beginning of year                        -         -             -         -             -          -            -            -
                                 ----------  --------   -----------  --------  ------------   --------  -----------   ----------

End of year                    $       559   $     -    $      627   $     -   $   153,672    $     -   $       27    $       -
                               ============  ========   ===========  ========  ============   ========  ===========   ==========


                               (1) The Investment Division
                               commenced operations on October
                               01, 1999 (2) The Investment
                               Division commenced operations on
                               October 13, 2000

See notes to financial statements                                                                                        (Continued)


COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                Janus Aspen Series          Neuberger &          Neuberger & Berman
                                 WorldWide Growth            Berman AMT          AMT Mid-Cap Growth
                                     Portfolio                Guardian                Portfolio
                                                             Portfolio
                                Investment Division          Investment          Investment Division       Total Coli Vul 2
                                                              Division                                          Account
                              ----------------------   ---------------------  -----------------------  ------------------------

                                  2000        1999         2000       1999         2000        1999        2000         1999
                                  ----        ----         ----       ----         ----        ----        ----         ----
                                   (1)                     (1)                     (1)
FROM OPERATIONS:
Net investment income (loss)  $    27,376   $     -    $       34   $     -   $       (2)    $     -   $   111,104   $       -
Net realized gain (loss) on      (38,897)         -         1,636         -            17          -     (118,438)           -
Net change in unrealized
appreciation
(depreciation)
on investments                   (71,444)         -           392         -         (269)          -     (147,691)           -
                              ------------  --------   -----------  --------  ------------   --------  ------------  ----------

Increase (decrease) in net       (82,965)         -         2,062         -         (254)          -     (155,025)           -
assets resulting
from operations
                              ------------  --------   -----------  --------  ------------   --------  ------------  ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                 130,469         -         6,374         -         1,776          -     3,046,158           -

Redemptions                      (43,805)         -       (2,769)         -         (225)          -     (246,540)           -

Net transfers                     350,103         -        16,402         -           328          -             -           -
                              ------------  --------   -----------  --------  ------------   --------  ------------  ----------

Increase (decrease) in net
assets resulting
from unit transactions            436,767         -        20,007         -         1,879          -     2,799,618           -
                              ------------  --------   -----------  --------  ------------   --------  ------------  ----------

Due to/from GWLA                        -         -             -         -             -          -     (394,492)           -

INCREASE (DECREASE) IN            353,802         -        22,069         -         1,625          -     2,250,101           -
NET ASSETS

NET ASSETS:
Beginning of year                       -         -             -         -             -          -             -           -
                                ----------  --------   -----------  --------  ------------   --------  ------------  ----------

End of year                   $   353,802   $     -    $   22,069   $     -   $     1,625    $     -   $ 2,250,101   $       -
                              ============  ========   ===========  ========  ============   ========  ============  ==========


                              (1) The Investment Division
                              commenced operations on October
                              01, 1999 (2) The Investment
                              Division commenced operations on
                              October 13, 2000
See notes to financial statements                                                                                        (Continued)


                          COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 19999


1.   HISTORY OF THE SERIES ACCOUNT

     The COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law on November 25, 1997. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend Income - Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     Cost of Investment - The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.


3.   CHARGES UNDER THE CONTRACT

     Charges Incurred for Partial Surrenders - The administrative surrender fee is $25 if the contract is surrendered in part during the first 12 months.

     Deductions for Mortality and Risk Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate that will not exceed 0.90% annually. Currently, the charge is 0.40% for Policy Years 1 through 5, 0.25% for Policy Years 6 through 20 and 0.10% thereafter. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

     Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

     If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.


4.   RELATED PARTY SERVICES

     A wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.

54

                          COLI VUL-2 SERIES ACCOUNT OF
  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  NOTES TO FINANCIAL STATEMENTS
  YEARS ENDED DECEMBER 31, 2000 AND 1999


 5.  SELECTED DATA
                             The following is a summary of selected data for a unit of capital and net assets of the Series Account.


                                                                         Maxim Invesco
                             Maxim Ariel Mid Cap                         International        Maxim Invesco
                                    Value         Maxim Conservative      Growth (ADR)      Small Cap Growth      Maxim Invesco
                                                                                                                     Balanced
                             -------------------------------------------------------------------------------------------------------

 Date Commenced Operations   12/31/99   10/1/99   12/31/99   11/1/99   12/31/99   10/1/99  12/31/99   10/1/99   12/31/99   10/1/99
                               0.00       0.40      0.00      0.40       0.00      0.40      0.00      0.40       0.00      0.40
 2000
  Beginning Unit Value          $10.00     $10.35    $10.00    $10.23     $10.00    $12.16    $10.00    $15.21     $10.00    $11.10
                             =======================================================================================================
  Ending Unit Value             $11.87     $12.24    $10.59    $10.78      $8.98    $10.88     $8.76    $13.27      $9.80    $10.83
                             =======================================================================================================
  Number of Units                    -          -         -         -          -     55.03         - 24,049.26          -         -
 Outstanding
                             =======================================================================================================
  Net Assets (000's)                 -          -         -         -          -        $1         -      $319          -         -
                             =======================================================================================================

 1999
  Beginning Unit Value          $10.00     $10.00    $10.00    $10.00     $10.00    $10.00    $10.00    $10.00     $10.00    $10.00
                             =======================================================================================================
  Ending Unit Value             $10.00     $10.35    $10.00    $10.23     $10.00    $12.16    $10.00    $15.21     $10.00    $11.10
                             =======================================================================================================
  Number of Units                    -          -         -         -          -         -         -         -          -         -
 Outstanding
                             =======================================================================================================
  Net Assets (000's)                 -          -         -         -          -         -         -         -          -         -
                             =======================================================================================================









                                                                                                                        (Continued)


                          COLI VUL-2 SERIES ACCOUNT OF
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  NOTES TO FINANCIAL STATEMENTS
  YEARS ENDED DECEMBER 31, 2000 AND 1999


 5.  SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.


                              Maxim Loomis Sayles                                              Maxim Moderately    Maxim Moderately
                                Corporate Bond       Maxim Aggressive      Maxim Moderate     Aggresssive Profile    Conservative
                                                         Profile              Profile                                   Profile
                             -------------------------------------------------------------------------------------------------------

 Date Commenced Operations    12/31/99   10/1/99    10/1/99   10/1/99   12/31/99   11/1/99    12/31/99   11/1/99   12/31/99 11/1/99
                                0.00       0.40      0.00       0.40      0.00       0.40       0.00       0.40      0.00     0.40
 2000
  Beginning Unit Value           $10.00     $10.33    $10.00     $11.53    $10.00     $11.05     $10.00     $11.34   $10.00   $10.59
                             =======================================================================================================
  Ending Unit Value              $10.46     $10.76     $9.32     $10.70     $9.86     $10.85      $9.57     $10.81    $9.95   $10.50
                             =======================================================================================================
  Number of Units                     -       2.29         -          -         -          -          -     167.78        -        -
 Outstanding
                             =======================================================================================================
  Net Assets (000's)                  -          -         -          -         -          -          -         $2        -        -
                             =======================================================================================================

 1999
  Beginning Unit Value           $10.00     $10.00    $10.00     $10.00    $10.00     $10.00     $10.00     $10.00   $10.00   $10.00
                             =======================================================================================================
  Ending Unit Value              $10.00     $10.33    $10.00     $11.53    $10.00     $11.05     $10.00     $11.34   $10.00   $10.59
                             =======================================================================================================
  Number of Units                     -          -         -          -         -          -          -          -        -        -
 Outstanding
                             =======================================================================================================
  Net Assets (000's)                  -          -         -          -         -          -          -          -        -        -
                             =======================================================================================================










                                                                                                                        (Continued)


                          COLI VUL-2 SERIES ACCOUNT OF
  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  NOTES TO FINANCIAL STATEMENTS
  YEARS ENDED DECEMBER 31, 2000 AND 1999


 5.  SELECTED DATA
                             The following is a summary of selected data for a unit of capital and net assets of the Series Account.


                                                 Maxim US Government   American Century    American Century  American Century VP
                             Maxim Money Market       Securities      VP Income & Growth   VP International         Value
                             -----------------------------------------------------------------------------------------------------

 Date Commenced Operations   12/31/99   10/1/99  12/31/99   10/1/99   12/31/99   10/1/99  12/31/99  10/1/99   12/31/99   10/1/99
                               0.00      0.40      0.00       0.40      0.00      0.40      0.00      0.40      0.00      0.40
 2000
  Beginning Unit Value          $10.00    $10.12    $10.00     $10.04    $10.00    $11.37    $10.00   $14.67     $10.00     $9.87
                             =====================================================================================================
  Ending Unit Value             $10.61    $10.69    $11.06     $11.06     $8.94    $10.12     $8.32   $12.16     $11.81    $11.62
                             =====================================================================================================
  Number of Units                    -         -         -          -         -    173.24         -   334.96          -         -
 Outstanding
                             =====================================================================================================
  Net Assets (000's)                 -         -         -          -         -        $2         -       $4          -         -
                             =====================================================================================================

 1999
  Beginning Unit Value          $10.00    $10.00    $10.00     $10.00    $10.00    $10.00    $10.00   $10.00     $10.00    $10.00
                             =====================================================================================================
  Ending Unit Value             $10.00    $10.12    $10.00     $10.04    $10.00    $11.37    $10.00   $14.67     $10.00     $9.87
                             =====================================================================================================
  Number of Units                    -         -         -          -         -         -         -        -          -         -
 Outstanding
                             =====================================================================================================
  Net Assets (000's)                 -         -         -          -         -         -         -        -          -         -
                             =====================================================================================================










                                                                                                                        (Continued)


                          COLI VUL-2 SERIES ACCOUNT OF
  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  NOTES TO FINANCIAL STATEMENTS
  YEARS ENDED DECEMBER 31, 2000 AND 1999


 5.  SELECTED DATA
                             The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                               Brazos Small cap    Dreyfus VIF Capital     Dreyfus VIF                        Federated American
                               Growth Portfolio     Appreciation Fund    Growth & Income     Dreyfus Stock      Leaders Fund II
                                                                               Fund              Index
                             -----------------------------------------------------------------------------------------------------

 Date Commenced Operations    10/13/00   10/13/00  12/31/99   10/1/99   12/31/99  10/1/99  12/31/99  10/1/99  12/31/99   10/1/99
                                0.00       0.40      0.00       0.40      0.00      0.40     0.00      0.40     0.00      0.40
 2000
  Beginning Unit Value           $10.00     $10.00    $10.00     $11.01    $10.00   $11.33    $10.00   $11.46    $10.00    $10.62
                             =====================================================================================================
  Ending Unit Value               $9.68      $9.67     $9.93     $10.90     $9.63   $10.86     $9.07   $10.36    $10.24    $10.83
                             =====================================================================================================
  Number of Units                     - 111,831.62         -      55.46         - 6,315.76         - 5,544.97         -         -
 Outstanding
                             =====================================================================================================
  Net Assets (000's)                  -     $1,082         -         $1         -      $69         -      $57         -         -
                             =====================================================================================================

 1999
  Beginning Unit Value                                $10.00     $10.00    $10.00   $10.00    $10.00   $10.00    $10.00    $10.00
                             =====================================================================================================
  Ending Unit Value                                   $10.00     $11.01    $10.00   $11.33    $10.00   $11.46    $10.00    $10.62
                             ======================
                             =====================================================================================================
  Number of Units                                          -          -         -        -         -        -         -         -
 Outstanding
                             ======================
                             =====================================================================================================
  Net Assets (000's)                                       -          -         -        -         -        -         -         -
                             =====================================================================================================










                                                                                                                        (Continued)

                          COLI VUL-2 SERIES ACCOUNT OF
  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  NOTES TO FINANCIAL STATEMENTS
  YEARS ENDED DECEMBER 31, 2000 AND 1999


 5.  SELECTED DATA
                             The following is a summary of selected data for a
unit of capital and net assets of the Series Account.

                                Federated          Federated High         Federated       Fidelity VIP Growth
                            Growth Strategies      Income & Bond        International        Opportunities
                                 Fund II              Fund II           Equity Fund II            SCII         Fidelity VIP Growth
                                                                                                                      SC II
                           ---------------------------------------------------------------------------------------------------------

 Date Commenced Operations  12/31/99   10/1/99  12/31/99   10/1/99   12/31/99   10/1/99   12/29/00   12/29/00  12/29/00   12/29/00
                              0.00      0.40      0.00       0.40      0.00       0.40      0.00       0.40      0.00       0.40
 2000
  Beginning Unit Value         $10.00    $14.19    $10.00     $10.23    $10.00     $15.52    $10.00     $10.00    $10.00     $10.00
                           =========================================================================================================
  Ending Unit Value             $8.01    $11.32     $9.10      $9.27     $7.74     $11.96    $10.00     $10.00    $10.00     $10.00
                           =========================================================================================================
  Number of Units                   - 16,074.40         -          -         -      46.65         -          -         -          -
 Outstanding
                           =========================================================================================================
  Net Assets (000's)                -      $182         -          -         -         $1         -          -         -          -
                           =========================================================================================================

 1999
  Beginning Unit Value         $10.00    $10.00    $10.00     $10.00    $10.00     $10.00
                           =========================================================================================================
  Ending Unit Value            $10.00    $14.19    $10.00     $10.23    $10.00     $15.52
                                                                                                               =====================
                           =========================================================================================================
  Number of Units                   -         -         -          -         -          -
 Outstanding
                                                                                                               =====================
                           =========================================================================================================
  Net Assets (000's)                -         -         -          -         -          -
                           =========================================================================================================









                                                                                                                        (Continued)


                          COLI VUL-2 SERIES ACCOUNT OF
  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  NOTES TO FINANCIAL STATEMENTS
  YEARS ENDED DECEMBER 31, 2000 AND 1999


 5.  SELECTED DATA
                             The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                               Fidelity VIP II    INVESCO VIP Equity    INVESCO VIF High    INVESCO VIF Total   Janus Aspen Series
                               Investment Grade         Income          Yield Portfolio     Return Portfolio    Balanced Portfolio
                                  Bond SC II
                             -------------------------------------------------------------------------------------------------------

 Date Commenced Operations   12/29/00   12/29/00  12/31/99   10/1/99   12/31/99   10/1/99  12/31/99   10/1/99   12/31/99   10/1/99
                               0.00       0.40      0.00      0.40       0.00      0.40      0.00      0.40       0.00      0.40
 2000
  Beginning Unit Value          $10.00     $10.00    $10.00    $10.79     $10.00    $10.35    $10.00    $10.13     $10.00    $11.69
                             =======================================================================================================
  Ending Unit Value             $10.00     $10.00    $10.49    $11.27      $8.83     $9.11     $9.78     $9.87      $9.77    $11.38
                             =======================================================================================================
  Number of Units                    -          -         -         -          -         -         -     63.44          - 13,506.80
 Outstanding
                             =======================================================================================================
  Net Assets (000's)                 -          -         -         -          -         -         -        $1          -      $154
                             =======================================================================================================

 1999
  Beginning Unit Value                               $10.00    $10.00     $10.00    $10.00    $10.00    $10.00     $10.00    $10.00
                             =======================================================================================================
  Ending Unit Value                                  $10.00    $10.79     $10.00    $10.35    $10.00    $10.13     $10.00    $11.69
                             =============================================================================================
                             =======================================================================================================
  Number of Units                                         -         -          -         -         -         -          -         -
 Outstanding
                             =============================================================================================
                             =======================================================================================================
  Net Assets (000's)                                      -         -          -         -         -         -          -         -
                             =======================================================================================================







                                                                                                                        (Continued)


                          COLI VUL-2 SERIES ACCOUNT OF
  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  NOTES TO FINANCIAL STATEMENTS
  YEARS ENDED DECEMBER 31, 2000 AND 1999


 5.  SELECTED DATA
                             The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                                                      Janus Aspen Series                         Neuberger &
                                 Janus Aspen      Janus Aspen Series   Worldwide Growth      Neuberger &          Berman AMT
                               Flexible Income   High Yield Portfolio      Portfolio          Berman AMT      Mid-Cap Portfolio
                                  Portfolio                                               Guardian Portfolio
                             -----------------------------------------------------------------------------------------------------

 Date Commenced Operations   12/31/99   10/1/99  12/31/99   10/1/99   12/31/99   10/1/99  12/31/99  10/1/99   12/31/99   10/1/99
                               0.00      0.40      0.00       0.40      0.00      0.40      0.00      0.40      0.00      0.40
 2000
  Beginning Unit Value          $10.00    $10.24    $10.00     $10.36    $10.00    $14.22    $10.00   $11.64     $10.00    $14.87
                             =====================================================================================================
  Ending Unit Value             $10.63    $10.84    $10.14     $10.46     $8.43    $11.95    $10.11   $11.72      $9.25    $13.71
                             =====================================================================================================
  Number of Units                    -         -         -          -         - 29,616.82         - 1,882.63          -    118.60
 Outstanding
                             =====================================================================================================
  Net Assets (000's)                 -         -         -          -         -      $354         -      $22          -        $2
                             =====================================================================================================

 1999
  Beginning Unit Value          $10.00    $10.00    $10.00     $10.00    $10.00    $10.00    $10.00   $10.00     $10.00    $10.00
                             =====================================================================================================
  Ending Unit Value             $10.00    $10.24    $10.00     $10.36    $10.00    $14.22    $10.00   $11.64     $10.00    $14.87
                             =====================================================================================================
  Number of Units                    -         -         -          -         -         -         -        -          -         -
 Outstanding
                             =====================================================================================================
  Net Assets (000's)                 -         -         -          -         -         -         -        -          -         -
                             =====================================================================================================







                                                                                                                        (Continued)


                          COLI VUL-2 SERIES ACCOUNT OF
  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  NOTES TO FINANCIAL STATEMENTS
  YEARS ENDED DECEMBER 31, 2000 AND 1999


 5.  SELECTED DATA
                             The following is a summary of selected data for a unit of capital and net assets of the Series Account.


                                 Neuberger &      Neuberger & Berman
                                  Berman AMT         AMT Socially
                          Partners Portfolio Responsive
                                                       Portfolio
                             -----------------------------------------

 Date Commenced Operations   12/31/99   10/1/99   12/31/99   10/1/99
                               0.00       0.40      0.00      0.40
 2000
  Beginning Unit Value          $10.00     $10.93    $10.00    $11.11
                             =========================================
  Ending Unit Value             $10.07     $10.96     $9.84    $10.88
                             =========================================
  Number of Units                    -          -         -         -
 Outstanding
                             =========================================
  Net Assets (000's)                 -          -         -         -
                             =========================================

 1999
  Beginning Unit Value          $10.00     $10.00    $10.00    $10.00
                             =========================================
  Ending Unit Value             $10.00     $10.93    $10.00    $11.11
                             =========================================
  Number of Units                    -          -         -         -
 Outstanding
                             =========================================
  Net Assets (000's)                 -          -         -         -
                             =========================================




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (A
                wholly-owned subsidiary of GWL&A Financial Inc.)
              Consolidated Financial Statements for the Years Ended
                      December 31, 2000, 1999, and 1998 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" and, accordingly, changed its method of accounting for software development costs.

DELOITE & TOUCHE LLP




Denver, Colorado
January 29, 2001


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2000 AND 1999

==============================================================================================
(Dollars in Thousands)

                                                               2000                 1999
                                                        -------------------
-------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581)                                     $                    $       2,260,581
    Available-for-sale, at fair value (amortized cost
     $9,372,009 and $6,953,383)                               9,419,865            6,727,922
  Common stock, at fair value (cost $68,472 and
    $43,978)                                                     95,036               69,240
  Mortgage loans on real estate, net                            843,371              974,645
  Real estate                                                   106,690              103,731
  Policy loans                                                2,809,973            2,681,132
  Short-term investments, available-for-sale (cost
    approximates fair value)                                    414,382              240,804
                                                        -------------------
-------------------

        Total Investments                                    13,689,317           13,058,055

OTHER ASSETS:
  Cash                                                          153,977              267,514
  Reinsurance receivable
    Related party                                                 4,297                5,015
    Other                                                       229,671              168,307
  Deferred policy acquisition costs                             279,688              282,295
  Investment income due and accrued                             139,152              137,810
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $34,700 and $31,200)                                        227,803              150,133
  Other assets                                                  503,533              308,419
  Premiums in course of collection (net of
    allowances of $18,700 and $13,900)                          149,969               79,299
  Deferred income taxes                                         138,842              253,323
SEPARATE ACCOUNT ASSETS                                      12,381,137           12,819,897
                                                        -------------------
-------------------




TOTAL ASSETS                                          $      27,897,386    $      27,530,067
                                                        ===================
===================

                                                                                (Continued)


==============================================================================================

                                                                      2000            1999
                                                                 ---------------
--------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves

      Related party                                            $      547,558   $
555,783
      Other                                                        11,497,442
11,181,900
    Policy and contract claims                                        441,326
346,868
    Policyholders' funds                                              197,941
185,623
    Provision for policyholders' dividends                             72,716
70,726
GENERAL LIABILITIES:
    Due to GWL                                                         43,081
35,979
    Due to GWL&A Financial                                            171,347
175,035
    Repurchase agreements
80,579
    Commercial paper                                                   97,631
    Other liabilities                                                 854,024
780,476
    Undistributed earnings on participating business                  165,754
130,638
SEPARATE ACCOUNT LIABILITIES                                       12,381,137
12,819,897
                                                                 ---------------
--------------
        Total Liabilities                                          26,469,957
26,363,504
                                                                 ---------------
--------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares
authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding               7,032
7,032
    Additional paid-in capital                                        717,704
700,316
    Accumulated other comprehensive income (loss)                      33,672
(84,861)
    Retained earnings                                                 669,021
544,076
                                                                 ---------------
--------------
        Total Stockholder's Equity                                  1,427,429
1,166,563
                                                                 ---------------
--------------





TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   27,897,386   $
27,530,067
                                                                 ===============
==============


See notes to consolidated financial statements.
(Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
==============================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------
-------------
REVENUES:

  Premiums

    Related party                                 $              $               $
46,191
    Other (net of premiums ceded totaling
      $115,404, $85,803, and $86,511)                 1,332,566      1,163,183
948,672
  Fee income                                            871,627        635,147
516,052
  Net investment (loss) income
    Related party                                       (14,517)       (10,923)
(9,416)
    Other                                               945,958        886,869
906,776
  Net realized gains on investments                      28,283          1,084
38,173
                                                    -------------  --------------
-------------
                                                      3,163,917      2,675,360
2,446,448
                                                    -------------  --------------
-------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $62,803,
    $80,681, and $81,205)                             1,122,560        970,250
768,474
  Increase in reserves
    Related party
46,191
    Other                                                53,550         33,631
78,851
  Interest paid or credited to contractholders          490,131        494,081
491,616
  Provision for policyholders' share of earnings
    on participating business                             5,188         13,716
5,908
  Dividends to policyholders                             74,443         70,161
71,429
                                                    -------------  --------------
-------------
                                                      1,745,872      1,581,839
1,462,469
  Commissions                                           204,444        173,405
144,246
  Operating (income) expenses:
    Related party                                          (704)          (768)
(5,094)
    Other                                               775,885        593,575
518,228
  Premium taxes                                          45,286         38,329
30,848
                                                    -------------  --------------
-------------
                                                      2,770,783      2,386,380
2,150,697
INCOME BEFORE INCOME TAXES                              393,134        288,980
295,751
                                                    -------------  --------------
-------------
PROVISION FOR INCOME TAXES:
  Current                                               108,509         72,039
81,770
  Deferred                                               25,531         11,223
17,066
                                                    -------------  --------------
-------------
                                                        134,040         83,262
98,836
                                                    -------------  --------------
-------------
NET INCOME                                        $     259,094  $     205,718   $
196,915
                                                    =============  ==============
=============




See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)


Accumulated

Additional        Other
                                 Preferred Stock              Common Stock
Paid-in      Comprehensive    Retained
                             ------------------------   -------------------------
                               Shares        Amount       Shares   Amount       Capital
Income (Loss)    Earnings      Total
                             ------------  -----------  --------------------   -----------
--------------  -----------  -----------
BALANCE, JANUARY 1, 1998     2,000,800      121,800     7,032,000     7,032
690,748        52,807     313,532     1,185,919
   Net
income
196,915       196,915
   Other comprehensive
income
8,753                     8,753

-----------
Total comprehensive
income
205,668

-----------
Capital contributions
8,808                                   8,808
Dividends
(80,036)      (80,036)
Purchase of preferred shares (2,000,800)
(121,800)                                                                     (121,800)
                             ------------  -----------  --------------------   -----------
--------------  -----------  -----------
BALANCE, DECEMBER 31, 1998           0            0     7,032,000     7,032
699,556        61,560     430,411     1,198,559

   Net
income
205,718       205,718
   Other comprehensive
loss
(146,421)                 (146,421)

-----------
Total comprehensive
income
59,297

-----------
Dividends
(92,053)      (92,053)
Income tax benefit on stock
  Compensation
760                                     760
                             ------------  -----------  --------------------   -----------
--------------  -----------  -----------
BALANCE, DECEMBER 31, 1999           0            0     7,032,000     7,032
700,316       (84,861)    544,076     1,166,563

   Net
income
259,094       259,094
   Other comprehensive
income
118,533                   118,533

-----------
Total comprehensive
income
377,627

-----------
Dividends
(134,149)     (134,149)
Capital contributions -
  Parent stock options
15,052                                  15,052
Income tax benefit on stock
  Compensation
2,336                                   2,336
                             ------------  -----------  --------------------   -----------
--------------  -----------  -----------
BALANCE, DECEMBER 31, 2000           0   $        0     7,032,000   $  7,032 $     717,704
$      33,672  $  669,021   $ 1,427,429
                             ============  ===========  =========== =========   ===========
==============  ===========  ===========


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------
-------------
OPERATING ACTIVITIES:
  Net income                                      $     259,094  $     205,718   $
196,915
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        Policyholders                                     5,188         13,716
5,908
      Amortization of investments                       (62,428)       (22,514)
(15,068)
      Net realized gains on investments                 (28,283)        (1,084)
(38,173)
      Depreciation and amortization                      41,693         47,339
55,550
      Deferred income taxes                              25,531         11,223
17,066
  Changes in assets and liabilities, net of effects from acquisitions:

      Policy benefit liabilities                        310,511        650,959
938,444
      Reinsurance receivable                            (35,368)        19,636
(43,643)
      Receivables                                      (128,382)       (37,482)
28,467
      Other, net                                       (103,169)      (136,476)
(184,536)
                                                    -------------  --------------
-------------
        Net cash provided by operating activities       284,387        751,035
960,930
                                                    -------------  --------------
-------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
        Held-to maturity

           Sales                                          8,571
9,920
           Maturities and redemptions                   323,728        520,511
471,432
        Available-for-sale

           Sales                                      1,460,672      3,176,802
6,169,678
           Maturities and redemptions                   887,420        822,606
1,268,323
    Mortgage loans                                      139,671        165,104
211,026
    Real estate                                           8,910          5,098
16,456
    Common stock                                         61,889         18,116
3,814
  Purchases of investments:
    Fixed maturities
        Held-to-maturity                               (100,524)      (563,285)
(584,092)
        Available-for-sale                           (2,866,228)    (4,019,465)
(7,410,485)
    Mortgage loans                                       (4,208)        (2,720)
(100,240)
    Real estate                                         (20,570)       (41,482)
(4,581)
    Common stock                                        (52,972)       (19,698)
(10,020)
    Acquisitions, net of cash acquired                   82,214
(82,669)
                                                    -------------  --------------
-------------
        Net cash (used in) provided by
          investing activities                    $     (71,427) $      61,587   $
(41,438)
                                                    =============  ==============
=============


(Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------
-------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits           $    (220,167) $    (583,900)  $
(507,237)
  Due to GWL                                              7,102        (16,898)
(73,779)
  Due to GWL&A Financial                                  3,665        175,035
  Dividends paid                                       (134,149)       (92,053)
(80,036)
  Net commercial paper borrowings
    (repayments)                                         97,631        (39,731)
(14,327)
  Net repurchase agreements repayments                  (80,579)      (163,680)
(81,280)
  Capital contributions
8,808
  Purchase of preferred shares
(121,800)
                                                    -------------  --------------
-------------
        Net cash used in financing activities          (326,497)      (721,227)
(869,651)
                                                    -------------  --------------
-------------

NET (DECREASE) INCREASE IN CASH                        (113,537)        91,395
49,841

CASH, BEGINNING OF YEAR                                 267,514        176,119
126,278
                                                    -------------  --------------
-------------

CASH, END OF YEAR                                 $     153,977  $     267,514   $176,119
                                                    =============  ============= =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:

    Income taxes                                  $      78,510  $      76,150   $111,493
    Interest                                             21,060         14,125     13,849

Non-cash financing activity:
  Capital contributions - Parent stock options           15,052











See notes to consolidated financial statements.                      (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================
(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial, was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

        Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation. Most significantly, amounts receivable related to uninsured accident and health plan claims and the related allowance for doubtful accounts and the allowance for doubtful accounts for premiums in course of collection were previously included in liabilities. This change in classification has no effect on previously reported stockholder's equity or net income.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established (See Note 6).

              Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

              The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

          3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4.    Investments in common stock are carried at fair value.

        5.    Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

          7.   Gains  and  losses   realized  on  disposal  of  investments  are
               determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". The Company capitalized $19,709 and $18,373 in internal use software development costs for the years ended December 31, 2000 and 1999, respectively.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new and renewal business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $36,834, $43,512, and $51,724 in 2000, 1999, and 1998,
        respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,762,065 and $7,169,885 at December 31, 2000 and 1999, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,189,716 and $4,468,685 at December 31, 2000 and 1999, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $4,557,599 and $4,297,823 at December 31, 2000 and 1999,
        respectively. Participating business approximates 28.6%, 31.0%, and 32.7% of the Company's ordinary life insurance in force and 85.2%, 94.0%, and 71.9% of ordinary life insurance premium income for the years ended December 31, 2000, 1999, and 1998, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the transferred participating policyholders.

        Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, the Company was required to implement the provisions of SAB No. 101 no later than the fourth quarter of the fiscal year ending December 31, 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.2%, 6.2%, and 6.3% in 2000, 1999, and 1998.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets, and therefore, are held for purposes other than trading. Such derivative instruments consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, interest rate futures, and equity swaps. The settlements paid or received under these contracts is deferred and recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counterparty to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset-liability maturity program. Futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk in excess of amounts recognized in the financial statements, when used for hedging purposes, these instruments typically reduce overall market, foreign exchange, and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

        Effective January 1, 2001, the Company adopted FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended by FASB Statement No. 138. The Statements require that all derivative financial instruments be recognized in the financial statements as assets or liabilities and measured at fair value regardless of the purpose or intent for holding them. Gains or losses resulting from changes in the fair value of derivatives are accounted for depending on the intended use of the derivative and whether it qualifies for hedge accounting. Upon adoption, a transition adjustment of approximately $1,000 increased accumulated comprehensive income.

        Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (See Note 13).

        Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - The Financial Accounting Standards Board (FASB) has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125", which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. Statement No. 140 will be effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, certain disclosure requirements under statement No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements (see Note 6). Management does not anticipate that the adoption of the new Statement will have a significant effect on the financial position or results of operations of the Company.

2.      ACQUISITIONS

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.

        Assuming the Alta acquisition had been effective on January 1, 1998, pro forma 1998 revenues would have been $2,671,361 and pro forma 1998 net income would have been $191,552. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1998, or of future operations.

        Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

        Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

        On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business was immediately coinsured back to Allmerica and is expected to be underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the GWL's carrying amount, which approximated fair value, the following at December 31, 1998 as a result of this transaction:

     Assets                                Liabilities and Stockholder's Equity

     Cash                        $    24,600    Policy reserves $  137,638
     Deferred income taxes             3,816
     Policy loans                     82,649
     Due from Parent Corporation      19,753
     Other                             6,820
                                   -----------                    -----------
                                 $   137,638                    $  137,638
                                   ===========                    ===========

================================================================================
        In connection with this transaction, GWL made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximated fair value, the following at September 30, 1998 as a result of this transaction:

     Assets                                            Liabilities and Stockholder's Equity


     Bonds                              $   147,475    Policy reserves             $  428,152
     Mortgages                               82,637    Due to Parent Corporation       20,820
     Cash                                   134,900
     Deferred policy acquisition costs        9,724
     Deferred income taxes                   15,762
     Policy loans                            56,209
     Other                                    2,265
                                          -----------
-----------
                                        $   448,972                                $  448,972
                                          ===========
===========

        In connection with this transaction, GWL made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from GWL for $25,184.

        The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                             Years Ended December 31,

-------------------------------------------
                                                        2000           1999           1998
                                                    -------------  -------------
-------------

     Investment management revenue               $        120    $       130    $       475
     Administrative and underwriting revenue              704            768          5,094

        At December 31, 2000 and 1999, due to GWL includes $17,743 and $10,641 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (7.0% and 6.7% at December 31, 2000 and 1999, respectively) while the note payable bears interest at 5.4%.

        On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

        Interest expense attributable to these related party obligations was $14,637, $11,053, and $9,891 for the years ended December 31, 2000,
        1999, and 1998, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2000 and 1999, the reinsurance receivable had a carrying value of $233,968 and $173,322, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:

                                            Ceded         Assumed
Percentage
                                         Primarily to    Primarily                   of
Amount
                             Gross        the Parent     from Other       Net         Assumed
                             Amount      Corporation     Companies       Amount        to Net
                          -------------  -------------  ------------- -------------
-----------
     December 31, 2000:
       Life insurance in force:
         Individual     $ 39,067,268   $  5,727,745   $  7,563,302   $ 40,902,825      18.5%
         Group            75,700,120                    20,610,896     96,311,016      21.4%
                          -------------  -------------  -------------  -------------
             Total      $ 114,767,388  $  5,727,745   $ 28,174,198   $ 137,213,841
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    349,097   $     35,448   $     88,994   $    402,643      22.1%
                             827,044         79,705        175,294        922,633      19.0%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,176,141   $    115,153   $    264,288   $  1,325,276
                          =============  =============  =============  =============


     December 31, 1999:
       Life insurance in force:
         Individual     $ 35,362,934   $  5,195,961   $  8,467,877   $ 38,634,850      21.9%
         Group            80,717,198                     2,212,741     82,929,939       2.7%
                          -------------  -------------  -------------  -------------
             Total      $ 116,080,132  $  5,195,961   $ 10,680,618   $ 121,564,789
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    306,101   $     27,399   $     46,715   $    325,417      14.4%
                             801,755         58,247         79,753        823,261       9.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,107,856   $     85,646   $    126,468   $  1,148,678
                          =============  =============  =============  =============

     December 31, 1998:
       Life insurance in force:
         Individual     $ 34,017,379   $  4,785,079   $  8,948,442   $ 38,180,742      23.4%
         Group            81,907,539                     2,213,372     84,120,911       2.6%
                          -------------  -------------  -------------  -------------
             Total      $ 115,924,918  $  4,785,079   $ 11,161,814   $ 122,301,653
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    352,710   $     24,720   $     65,452   $    393,442      16.6%
                             571,992         61,689         74,284        584,587      12.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $    924,702   $     86,409   $    139,736   $    978,029
                          =============  =============  =============  =============

5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS


        Net investment income is summarized as follows:

                                                              Years Ended December 31,

-------------------------------------------
                                                         2000           1999           1998
                                                     -------------  -------------
-------------
     Investment income:
       Fixed maturities and short-term investments  $   676,784   $    636,946   $    638,079
       Mortgage loans on real estate                     80,775         88,033        110,170
       Real estate                                       22,068         19,618         20,019
       Policy loans                                     191,320        167,109        180,933
       Other                                                120            138            285
                                                     -------------  -------------
-------------
                                                        971,067        911,844        949,486
     Investment expenses, including interest on
       amounts charged by the related parties
       of $14,637, $11,053, and $9,891                   39,626         35,898         52,126
                                                     -------------  -------------
-------------
     Net investment income                          $   931,441   $    875,946   $    897,360
                                                     =============  =============
=============


        Net realized gains on investments are as follows:

                                                              Years Ended December 31,

-------------------------------------------
                                                         2000           1999           1998
                                                     -------------  -------------
-------------
     Realized gains (losses):
       Fixed maturities                             $   (16,752)  $     (8,321)  $     36,944
       Stocks                                            33,411            463          1,447
       Mortgage loans on real estate                      2,207          1,429            424
       Real estate                                          490            513
       Provisions                                         8,927          7,000
(642)
                                                     -------------  -------------
-------------
     Net realized gains on investments              $    28,283   $      1,084   $     38,173
                                                     =============  =============
=============

6.      SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair
Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------
-----------
     Available-for-Sale:
       U.S. Government Agencies  $  1,115,926 $   14,528  $    3,483   $ 1,126,971 $1,126,971
       Collateralized mortgage
         Obligations                  708,707      8,592       7,201       710,098    710,098
       Public utilities               654,729     13,251       7,063       660,917    660,917
       Corporate bonds              3,036,921     66,903      85,559     3,018,265  3,018,265
       Foreign governments             49,505      1,019         376        50,148     50,148
       State and municipalities       815,246     20,424       6,502       829,168    829,168
       Direct mortgage pass-
          through certificates        356,975      2,719       1,091       358,603    358,603
       Mortgage backed                100,786      5,401         363       105,824    105,824
     securities

       Asset backed securities      2,533,214     46,602      19,945     2,559,871  2,559,871
                                   ----------- -----------  -----------  ---------  -----------
                                 $  9,372,009 $  179,439  $  131,583   $ 9,419,865  $9,419,865
                                   =========== ===========  ===========  =========  ===========

        Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair
Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------
-----------
     Held-to-Maturity:
         U.S. Government         $   178,801  $      448  $   10,047   $  169,202   $ 178,801
     Agencies
         Collateralized mortgage

           Obligations                 5,452          19                    5,471       5,452
         Public utilities            281,308       3,956       5,195      280,069     281,308
         Corporate bonds           1,450,576      15,840      22,654     1,443,762  1,450,576
         Foreign governments          10,000         213                   10,213      10,000
         State municipalities        123,160         691       1,494      122,357     123,160
         Direct mortgage pass-
           through certificates
         Mortgage backed
     securities

         Asset backed securities     211,284       2,184       5,961      207,507     211,284
                                   ----------- -----------  -----------  ---------   -----------
                                 $ 2,260,581  $   23,351  $   45,351   $ 2,238,581 $2,260,581
                                   =========== ===========  ===========  ========= ===========


                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair
                                    Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------  -----------
     Available-for-Sale:
       U.S. Government Agencies  $   942,341  $    2,370  $   22,871   $  921,840   $ 921,840
       Collateralized mortgage
         Obligations                 862,250       1,215      38,061      825,404     825,404
       Public utilities              479,868       1,158      13,369      467,657     467,657
       Corporate bonds             1,836,482      19,120      79,079     1,776,523  1,776,523
       Foreign governments            37,864         642         856       37,650      37,650
       State and municipalities      359,367          94      17,598      341,863     341,863
       Direct mortgage pass-
          through certificates       304,099       1,419      11,704      293,814     293,814
       Mortgage backed                51,809          18       1,900       49,927      49,927
     securities

       Asset backed securities     2,079,303       5,140      71,199     2,013,244  2,013,244
                                   ----------- -----------  -----------  ---------  -----------
                                 $ 6,953,383  $   31,176  $  256,637   $ 6,727,922 $6,727,922
                                   =========== ===========  ===========  ========= ===========

        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         Available-for-Sale

                                   -------------------------------
                                     Amortized        Estimated
                                       Cost          Fair Value

                                   --------------   --------------
     Due in one year or less     $      518,895  $       527,576
     Due after one year
       through five years             2,480,365        2,487,423
     Due after five years
       through ten years              1,167,364        1,172,556
     Due after ten years                772,208          760,118
     Mortgage-backed

       Securities                     1,899,963        1,912,319
     Asset-backed securities          2,533,214        2,559,873
                                   --------------   --------------
                                 $    9,372,009  $     9,419,865
                                   ==============   ==============


        Proceeds from sales of securities available-for-sale were $1,460,672, $3,176,802, and $6,169,678 during 2000, 1999, and 1998, respectively.
        The realized gains on such sales totaled $5,845, $10,080, and $41,136 for 2000, 1999, and 1998, respectively. The realized losses totaled $20,562, $19,720, and $8,643 for 2000, 1999, and 1998, respectively.
        During the years 2000, 1999, and 1998, held-to-maturity securities with amortized cost of $8,571, $0, and $9,920 were sold due to credit deterioration with insignificant gains and losses.

        During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

        At December 31, 2000 and 1999, pursuant to fully collateralized securities lending arrangements, the Company had loaned $208,702 and $0 of fixed maturities, respectively. The fair value of collateral held by the Company at December 31, 2000, that can be sold or repledged is $212,876. No portion of the collateral had been sold or repledged at December 31, 2000.

        The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 2000 financial hedge instruments:

                                  Notional            Strike/Swap

     December 31, 2000             Amount                Rate                   Maturity
     ------------------------  --------------- --------------------------
----------------------
     Interest Rate Futures   $     171,800           5.17% - 5.68%                3/01
     Interest Rate Caps          1,562,000       7.64% - 11.82% (CMT)         6/00 - 12/06
     Interest Rate Swaps           300,041          4.995% - 8.620%           1/01 - 12/06
     Foreign Currency
       Exchange Contracts           18,371                N/A                  6/05 - 7/06
     Options                       111,400              Various               5/01 - 11/05


        The following table summarizes the 1999 financial hedge instruments:

                                 Notional             Strike/Swap

     December 31, 1999            Amount                 Rate                   Maturity
     ------------------------  --------------  --------------------------
----------------------

     Interest Rate Caps      $   1,362,000       7.64% - 11.82% (CMT)         6/00 - 12/04
     Interest Rate Swaps           217,528            4.94%-6.8%              02/00 - 12/06
     Foreign Currency
       Exchange Contracts           19,478                N/A                 03/00 - 07/06
     Equity Swap                   104,152           5.15% - 5.93%                01/01
     Options                        54,100              Various               01/02 - 12/02

        LIBOR   - London Interbank Offered Rate
        CMT            - Constant Maturity Treasury Rate

        The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2000, approximately 32% of the Company's mortgage loans were collateralized by real estate located in California.

        The following is information with respect to impaired mortgage loans:

                                                             2000        1999
     =======================================================--------------------
     Loans, net of related allowance for credit losses of
     $12,777 and $14,727                                   $ 21,893  $ 25,877
   Loans with no related allowance for credit losses         12,954    17,880
   Average balance of impaired loans during the year         39,321    43,866
   Interest income recognized (while impaired)                1,648     1,877
   Interest income received and recorded (while impaired)
   using the cash basis method of recognition                 1,632     1,911

        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $73,518 and $75,691 at December 31, 2000 and 1999, respectively.

        The following table presents changes in the allowance for credit losses:

                                      2000            1999           1998
                                  -------------   -------------  -------------

     Balance, beginning of year $     77,416   $      83,416   $     83,416
     Provision for loan losses        (8,927)         (7,000)           642
     Charge-offs                      (7,247)              -           (787)
     Recoveries                            -           1,000            145
                                  -------------   -------------  -------------
     Balance, end of year       $     61,242   $      77,416   $     83,416
                                  =============   =============  =============

7.      COMMERCIAL PAPER

        The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%. At December 31, 1999, no commercial paper was outstanding.

8.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                             December 31,

-----------------------------------------------------------
                                                 2000                           1999
                                      ----------------------------   ----------------------------
                                        Carrying      Estimated        Carrying
Estimated
                                         Amount       Fair Value        Amount       Fair
Value
                                      -------------  -------------   ------------- -------------
     ASSETS:

        Fixed maturities and

          short-term investments    $   9,834,247  $  9,834,247   $    9,229,307  $ 9,207,307
        Mortgage loans on real
          estate                          843,371       856,848          974,645      968,964
        Policy loans                    2,809,973     2,809,973        2,681,132    2,681,132
        Common stock                       95,036        95,036           69,240       69,240

     LIABILITIES:
        Annuity contract reserves

          without life                  4,189,716     4,204,907        4,468,685    4,451,465
     contingencies

        Policyholders' funds              197,941       197,941          185,623     185,623
        Due to GWL                         43,081        41,332           35,979      33,590
        Due to GWL&A Financial            171,347       158,222          175,035     137,445
        Repurchase agreements                                             80,579      80,579
        Commercial paper                 97,631         97,631           - -            - -

     HEDGE CONTRACTS:
        Interest rate futures              (1,442)     (1,442)             1,015       1,015
        Interest rate caps                    405           405            4,140       4,140
        Interest rate swaps                 9,232         9,232           (1,494)     (1,494)
        Foreign currency exchange
          contracts                         1,079         1,079              (10)        (10)
        Equity swap                           - -           - -           (7,686)     (7,686)
        Options                            (3,528)       (3,528)          (6,220)     (6,220)

        The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair-value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue  interest  generally at variable rates with no fixed
        maturity  dates  and,  therefore,   estimated  fair  value  approximates
        carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

        The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

        The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2000.

        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $1,858 and $772 of unrealized losses in 2000 and 1999, respectively. Included in the net gain position for foreign currency exchange contracts are $0 and $518 of loss exposures in 2000 and 1999, respectively.

9.      EMPLOYEE BENEFIT PLANS

        The following table summarizes changes for the years ended December 31, 2000, 1999, and 1998, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.

                                                                         Post-Retirement

                                          Pension Benefits                 Medical Plan
                                     ----------------------------       -----------------------------
                                      2000      1999      1998      2000      1999       1998
                                     --------  --------  --------  --------  --------  --------
     Change in benefit obligation

     Benefit obligation at        $  126,130 $ 131,305 $ 115,057 $ 29,228  $ 19,944  $  19,454
     beginning of year
     Service cost                     7,062     7,853     6,834    2,305     2,186       1,365
     Interest cost                    9,475     8,359     7,927    2,167     1,652       1,341
     Addition of former Alta                    4,155
     employees
     Actuarial loss (gain)            2,510    (22,363)   5,117              3,616      (1,613)
     Prior service for former
     Alta
       Employees                                                             2,471
     Benefits paid                   (4,614)   (3,179)   (3,630)    (682)     (641)       (603)
                                     --------  --------  --------  --------  --------   --------
     Benefit obligation at end    $  140,563 $ 126,130 $ 131,305 $ 33,018  $ 29,228  $   19,944
     of year
                                     --------  --------  --------  --------  --------   --------

     Change in plan assets

     Fair value of plan assets
     at

       Beginning of year          $  192,093 $ 183,136 $ 162,879 $         $         $
     Actual return on plan assets     6,032    12,055    23,887
     Addition of former Alta
     employees

       and other adjustments                       81
     Benefits paid                   (4,614)   (3,179)   (3,630)
                                     --------  --------  --------  --------  -------- --------
     Fair value of plan assets       193,511   192,093   183,136
     at end of year
                                     --------  --------  --------  --------  -------- --------

     Funded (unfunded) status        52,948    65,963    51,831    (33,018)  (29,228)  (19,944)
     Unrecognized net actuarial      (15,239)  (30,161)  (11,405)  3,430     3,464        (113)
     (gain) loss
     Unrecognized prior service       3,073     3,614              2,148     2,310
     cost
     Unrecognized net (asset)
     obligation or
       at transition                 (16,655)  (18,170)  (19,684)  12,928    13,736      14,544
                                     --------  --------  --------  --------  --------   --------
     Prepaid (accrued) benefit    $  24,127  $ 21,246  $ 20,742  $ (14,512)$ (9,718) $  (5,513)
     cost
                                     ========  ========  ========  ========  ========   ========

     Components of net periodic
     benefit cost

     Service cost                 $   7,062  $  7,853  $  6,834  $ 2,305   $ 2,186   $    1,365
     Interest cost                    9,475     8,360     7,927    2,167     1,652        1,341
     Expected return on plan         (17,567)  (15,664)  (13,691)
     assets
     Amortization of transition      (1,514)   (1,514)   (1,514)     808       808          808
     obligation
     Amortization of
     unrecognized prior
       service cost                     541       541                162       162
     Amortization of gain from
     earlier

       periods                         (879)      (80)                34        38
                                     --------  --------            --------  --------    --------
                                     --------  --------  --------  --------  --------    --------
     Net periodic (benefit) cost  $  (2,882) $   (504) $   (444) $ 5,476   $ 4,846   $     3,514
                                     ========  ========  ========  ========  ========    ========

     Weighted-average

     assumptions as

     of December 31

     Discount rate                     7.50%     7.50%    6.50%      7.50%     7.50%  6.50%
     Expected return on plan           9.25%     8.50%    8.50%      9.25%     8.50%  8.50%
     assets

     Rate of compensation              5.00%     5.00%    4.00%      5.00%     5.00%  4.00%
     increase

        The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2000, 1999, or 1998.

        Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                   1-Percentage  1-Percentage
                                                      Point         Point
                                                     Increase      Decrease
                                                   ------------  ---------------
     Increase (decrease) on total of service and
       interest cost on components                   $   1,189   $      (812)
     Increase (decrease) on post-retirement benefit      7,220        (5,517)
       obligation

        The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2000, 1999, and 1998 totaled $6,130, $5,504, and $3,915, respectively.

        The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $19,264, $17,367, and $16,102 for years ending December 31, 2000,
        1999, and 1998, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2000, 1999, and 1998 was $1,358, $1,231, and $1,185,
        respectively.

        The Company  also  provides a  supplemental  executive  retirement  plan
        (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2000, 1999, and 1998 was $3,023, $3,002, and $2,840,
        respectively. The total liability of $18,794 and $14,608 as of December 31, 2000 and 1999 is included in other liabilities.

10.     FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                         2000          1999         1998
                                       ----------   -----------  -----------
     Federal tax rate                      35.0  %       35.0  %      35.0  %
     Change in tax rate resulting from:
       Settlement of GWL tax exposures                   (5.9)
       Other, net                          (0.9)         (0.3)        (1.6)
                                       ----------   -----------  -----------
     Total                                 34.1  %       28.8  %      33.4  %
                                       ==========   ===========  ===========

         The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

        Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

        Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2000 and 1999 are as follows:

                                                    2000                         1999
                                          --------------------------  -------------------------
                                           Deferred      Deferred       Deferred     Deferred
                                             Tax            Tax           Tax           Tax
                                            Asset        Liability       Asset      Liability
                                          -----------   ------------   -----------  ------------
     Policyholder reserves              $   114,074                 $      131,587
     Deferred policy acquisition costs               $      48,543                $  49,455
     Deferred acquisition cost

       proxy tax                            110,239                        103,529
     Investment assets                                      35,714          69,561
     Net operating loss carryforwards           444                            444
     Other                                      103                                     582
                                          -----------   ------------   -----------  ------------
             Subtotal                       224,860         84,257         305,121   50,037
     Valuation allowance                     (1,761)                        (1,761)
                                          -----------   ------------   -----------  ------------
             Total Deferred Taxes       $   223,099  $      84,257  $      303,360$  50,037
                                          ===========   ============   ===========  ============

        Amounts included in investment assets above include $21,228 and $(58,711) related to the unrealized gains (losses) on the Company's fixed maturities available-for-sale at December 31, 2000 and 1999, respectively.

        The Company will file a consolidated tax return for 2000. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2000, the Company's subsidiaries had approximately $1,267 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2000 and 1999, respectively.

        The Company's valuation allowance was decreased in 2000, 1999, and 1998 by $0, $(17), and $(1,792), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

        Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

11.     COMPREHENSIVE INCOME

        Other comprehensive income at December 31, 2000 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                     Amount        or Benefit         Amount
     =========================================  ---------------  --------------
--------------
     Unrealized gains on available-for-sale
     securities:
        Unrealized holding gains (losses)
          arising
          during the period                   $     204,274    $     (71,495)  $      132,779
        Less:  reclassification adjustment
          for
          losses (gains) realized in net              9,436           (3,303)           6,133
          income
                                                 ---------------  --------------    --------------
        Net unrealized gains                        213,710          (74,798)         138,912
     =========================================     ============  ===============    ==========
     Reserve and  DAC adjustment                    (31,352)          10,973        (20,379)
                                                ---------------  --------------    --------------
                                                ---------------  --------------    --------------
     Other comprehensive income               $     182,358    $     (63,825)  $      118,533
     =========================================  ===============  ==============    ==============

        Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
     =========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:

        Unrealized holding (losses) gains
     arising ring the period                  $    (303,033)   $     106,061   $  (196,972)

        Less:  reclassification adjustment
     for   (gains) losses realized in net            (9,958)           3,485        (6,473)
     income
                                                ---------------  --------------  --------------
        Net unrealized (losses) gains              (312,991)         109,546      (203,445)
        Reserve and  DAC adjustment                  87,729          (30,705)        57,024
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive loss                 $    (225,262)   $      78,841   $  (146,421)
     =========================================  ===============  ==============   ==============


        Other comprehensive income at December 31, 1998 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
                                                ---------------
-------------------------------
     Unrealized gains on available-for-sale securities:

        Unrealized holding gains (losses)
     arising

           during the period                  $      39,430    $     (13,800)  $       25,630
        Less:  reclassification adjustment
     for

           (gains) losses realized in net           (14,350)           5,022           (9,328)
     income

                                                ---------------  --------------    --------------
        Net unrealized gains (losses)                25,080           (8,778)          16,302
     Reserve and  DAC adjustment                    (11,614)           4,065           (7,549)
                                                ---------------  --------------    --------------
                                                ---------------  --------------    --------------
     Other comprehensive income               $      13,466    $      (4,713)  $        8,753
                                                ===============  ==============    ==============

12.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

        At December 31, 2000 and 1999, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

        Dividends of $0, $0, and $6,692 were paid on preferred stock in 2000, 1999, and 1998, respectively. In addition, dividends of $134,149, $92,053, and $73,344 were paid on common stock in 2000, 1999, and 1998, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                     2000             1999            1998
                                 --------------  ---------------  -------------
                                  (Unaudited)
     Net income                $     293,521   $      253,123   $    225,863
     Capital and surplus           1,083,718        1,004,745        727,124

        In March 1998,  the  National  Association  of  Insurance  Commissioners
        adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification as modified by the Colorado Division of Insurance will increase statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2000 were $1,083,718 and $275,231 [Unaudited], respectively. The Company should be able to pay up to $275,231[Unaudited] of dividends in 2001.

13.     STOCK OPTIONS

        The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2000, 1999, and 1998, stock available for award to Company employees under the Lifeco plan aggregated 4,808,047, 885,150, and 1,424,400 shares.

        The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, recorded compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25.

        Additional variable options granted in 1998 and 2000 totaling 380,000 and 120,000, respectively, become exercisable if certain sales or financial targets are attained. During 2000, 1999, and 1998, 13,250, 11,250, and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $151, $23, and $116, respectively. If exercisable, the exercise period expires ten years from the date of grant.

        The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------
----------------------
                             Options      WAEP      Options       WAEP      Options
WAEP
                            -----------  --------  -----------  ---------  -----------
---------
     Outstanding, Jan. 1     6,567,098 $    9.04    6,544,824 $    8.07     5,736,000 $ 7.71
       Granted               1,386,503     14.88      575,500     16.48       988,000  13.90
       Exercised               351,300      6.77      234,476      5.69        99,176   5.93
       Expired or              120,750     12.10      318,750     13.81        80,000  13.05
     canceled

                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Dec. 31    7,481,551 $    9.83    6,567,098 $    9.04     6,544,824 $ 8.07
                            ===========  ========  ===========  =========  =========== =========

     Options exercisable

       at year-end           2,889,848 $    7.23    2,215,998 $    6.31     1,652,424 $ 5.72
                            ===========  ========  ===========  =========  =========== =========

     Weighted average
     fair
     value of options

     granted during year  $    4.38              $    5.23               $    4.46
                            ===========            ===========             ===========


        The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2000:

                                        Outstanding                         Exercisable
     ===================  -----------------------------------------  ----------------------------
                                                         Average                      Average
     ===================
          Exercise                         Average      Exercise
Exercise
     ===================
        Price Range          Options         Life         Price        Options         Price
     -------------------  --------------  -----------  ------------ --------------
-----------
     $ 5.65 - 7.50          3,223,248        5.65    $     5.72       2,514,448   $   5.70
     $10.82 - 15.21         4,096,803        7.66    $    12.77         350,300   $  14.28
     $15.91 - 17.95           161,500        8.18    $    17.33          25,100   $  17.74


        Of the exercisable Lifeco options, 2,845,348 relate to basic option grants and 44,500 relate to variable grants.

        Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2000, 1999, and 1998, stock available for award under the PFC plan aggregated 2,790,800, 4,340,800, and 4,400,800 shares.

        Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

        The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------   ----------------------
                             Options      WAEP      Options       WAEP      Options    WAEP
                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Jan. 1,      285,054 $    3.23      355,054 $    2.89     1,076,000 $ 3.05
       Exercised               215,054      3.30       70,000      2.28       720,946   2.98
                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Dec.          70,000 $    2.29      285,054 $    3.23       355,054 $ 2.89
     31,
                            ===========  ========  ===========  =========  =========== =========
     Options exercisable
       at year-end              70,000 $    2.29      285,054 $    3.23       355,054 $ 2.89
                            ===========  ========  ===========  =========  =========== =========

        As of December 31, 2000, the PFC options outstanding have an exercise price of $2.29 and a weighted-average remaining contractual life of 3.33 years.

        The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,147, $1,039, and $727, in 2000, 1999, and 1998, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2000, 1999, and 1998, respectively: dividend yields of 4.06%, 3.63%, and 3.0%, expected volatility of 30.1%, 32.4%, and 34.05%, risk-free interest rates of 6.61%, 6.65%, and 4.79% and expected lives of 7.5 years.

14.     SEGMENT INFORMATION

        The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life
        insurance   products  to  individuals  and  businesses.   The  Company's
        reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

        The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's operations are not materially dependent on one or a few customers, brokers or agents.

        Summarized segment financial information for the year ended and as of December 31 was as follows:

        Year ended December 31, 2000

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Revenue:
        Premium income                       $   1,142,136   $      190,430   $   1,332,566
        Fee income                                 752,309          119,318         871,627
        Net investment income                       94,800          836,641         931,441
        Realized investment (losses) gains          (3,572)          31,855          28,283
     ========================================  --------------   --------------
---------------
             Total revenue                       1,985,673        1,178,244       3,163,917

     Benefits and Expenses:

        Benefits                                   922,925          822,946       1,745,871
        Operating expenses                         856,463          168,449       1,024,912
     ========================================  --------------   --------------
---------------
             Total benefits and expenses         1,779,388          991,395       2,770,783
     ========================================  --------------   --------------
---------------
                                               --------------   --------------
---------------

     Net operating income before income            206,285          186,849         393,134
     taxes

     ========================================
     Income taxes                                   70,197           63,843         134,040
                                               --------------   --------------
---------------
             Net income                      $     136,088   $      123,006   $     259,094
     ========================================  ==============   ==============
===============

        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,438,650   $   12,239,947   $  13,678,597
     Other assets                                  980,245          857,407       1,837,652
     Separate account assets                     6,537,095        5,844,042      12,381,137
     ========================================  --------------   --------------  ---------------
             Total assets                    $   8,955,990   $   18,941,396   $  27,897,386
     ========================================  ==============   ==============  ===============


        Year ended December 31, 1999

        Operations:

                                                 Employee         Financial
     ========================================
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Revenue:

     ========================================
        Premium income                       $     990,449   $      172,734   $   1,163,183
     ========================================
        Fee income                                 548,580           86,567         635,147
     ========================================
        Net investment income                       80,039          795,907         875,946
     ========================================
        Realized investment (losses) gains          (1,224)           2,308           1,084
     ========================================  --------------   --------------
---------------
             Total revenue                       1,617,844        1,057,516       2,675,360
     ========================================
     Benefits and Expenses:

     ========================================
        Benefits                                   789,084          792,755       1,581,839
     ========================================
        Operating expenses                         661,119          143,422         804,541
     ========================================  --------------   --------------
---------------
             Total benefits and expenses         1,450,203          936,177       2,386,380
     ========================================  --------------   --------------
---------------
                                               --------------   --------------
---------------

     ========================================
     ========================================
     Net operating income before income            167,641          121,339         288,980
     taxes

     ========================================
     Income taxes                                   51,003           32,259          83,262
                                               --------------   -------------- ---------------
             Net income                      $     116,638   $       89,080   $     205,718
     ========================================  ==============   ==============   ===============


        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,464,111   $   11,593,944   $  13,058,055
     Other assets                                  741,438          910,677       1,652,115
     Separate account assets                     7,244,145        5,575,752      12,819,897
     ========================================  --------------   --------------  ---------------
             Total assets                    $   9,449,694   $   18,080,373   $  27,530,067
     ========================================  ==============   ==============  ===============


        Year ended December 31, 1998

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $     746,898   $      247,965   $     994,863
        Fee income                                 444,649           71,403         516,052
        Net investment income                       95,118          802,242         897,360
        Realized investment gains                    8,145           30,028          38,173
     ========================================  --------------   --------------  ---------------
             Total revenue                       1,294,810        1,151,638       2,446,448

     Benefits and Expenses:


        Benefits                                   590,058          872,411       1,462,469
        Operating expenses                         546,959          141,269         688,228
     ========================================  --------------   --------------  ---------------
             Total benefits and expenses         1,137,017        1,013,680       2,150,697
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------


     Net operating income before income            157,793          137,958         295,751
     taxes


     Income taxes                                   50,678           48,158          98,836
                                               --------------   --------------  ---------------
             Net income                      $     107,115   $       89,800   $     196,915
     ========================================  ==============   ==============  ===============

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                           2000            1999             1998
     ===============================  ---------------  --------------   --------------
      Premium Income:
        Employee Benefits


            Group Life & Health     $   1,142,136    $     990,449   $      746,898
     ===============================  ---------------  --------------   --------------
                 Total Employee         1,142,136          990,449          746,898
     Benefits
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                         7,253           14,344           16,765
            Individual Insurance          183,177          158,390          231,200
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          190,430          172,734          247,965
                 Services
     ===============================  ---------------  --------------   --------------
             Total premium income   $   1,332,566    $   1,163,183   $      994,863
     ===============================  ===============  ==============   ==============

     Fee Income:

            Employee Benefits


            Group Life & Health     $     648,328    $     454,071   $      366,805
              (uninsured plans)
            401(k)                        103,981           94,509           77,844
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Employee           752,309          548,580          444,649
     Benefits
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                       111,201           81,331           71,403
            Individual Insurance            8,117            5,236
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          119,318           86,567           71,403
                 Services
     ===============================  ---------------  --------------   --------------
             Total fee income       $     871,627    $     635,147   $      516,052
     ===============================  ===============  ==============   ==============

15.     COMMITMENTS AND CONTINGENCIES

        The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.



                                       A-1


Appendix A -- Glossary of Terms

Account Value -- The sum of the value of your interests in the Divisions and the Loan Account.

Attained Age -- The Insured's Issue Age plus the number of completed Policy
Years.

Business Day -- Any day that we are open for business. We are open for business every day that the New York Stock Exchange is open for trading.

Cash Surrender Value -- The Account Value minus any outstanding Policy Debt.

Divisions -- Divisions into which the assets of the Series Account are divided, each of which corresponds to an investment choice available to you.

Due Proof -- Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.

Fund -- An underlying mutual fund in which a Division invests. Each Fund is an investment company registered with the SEC or a separate investment series of a registered investment company.

Initial Premium -- The initial premium amount specified in a Policy.

Insured -- The person whose life is insured under the Policy.

Issue Age -- The Insured's age as of the Insured's birthday nearest the Policy Date.

Issue Date -- The date on which we issue a Policy.

Loan Account -- An account established for amounts transferred from the Divisions as security for outstanding Policy Debt.

Policy Anniversary -- The same day in each succeeding year as the day of the year corresponding to the Policy Date.

Policy Date -- The date coverage commences under your Policy and the date from which Policy Months, Policy Years and Policy Anniversaries are measured.

Policy Debt -- The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month -- The one-month period commencing on the same day of the month as the Policy Date.

Policy Proceeds -- The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt, and increased by the amounts payable under any supplemental benefits.

Policy Year -- The one-year period commencing on the Policy Date or any Policy Anniversary and ending on the next Policy Anniversary.


Principal Office -- Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111, or such other address as we may hereafter specify to you by written notice.


Request -- Any instruction in a form, written, telephoned or computerized, satisfactory to us and received at our Principal Office from you as required by any provision of your Policy or as required by us. The Request is subject to any action taken or payment made by us before it is processed.

SEC -- The United States Securities and Exchange Commission.

Series Account -- COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company.


Surrender Benefit - Account Value less any outstanding Policy Loans and less accrued loan interest.


Total Face Amount -- The amount of life insurance coverage you request as specified in your Policy.

Unit -- An accounting unit of measurement that we use to calculate the value of each Division.

Unit Value -- The value of each Unit in a Division.

Valuation Date -- Any day that benefits vary and on which the New York Stock Exchange is open for regular business, except as may otherwise be required or permitted by the applicable rules and regulations of the SEC.

Valuation Period -- The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

                                       C-1
                       Appendix B -- Table of Death Benefit Percentages

    Applicable Age          Percentage        Applicable Age        Percentage
          20                   250%                 60                 130%
          21                   250%                 61                 128%
          22                   250%                 62                 126%
          23                   250%                 63                 124%
          24                   250%                 64                 122%
          25                   250%                 65                 120%
          26                   250%                 66                 119%
          27                   250%                 67                 118%
          28                   250%                 68                 117%
          29                   250%                 69                 116%
          30                   250%                 70                 115%
          31                   250%                 71                 113%
          32                   250%                 72                 111%
          33                   250%                 73                 109%
          34                   250%                 74                 107%
          35                   250%                 75                 105%
          36                   250%                 76                 105%
          37                   250%                 77                 105%
          38                   250%                 78                 105%
          39                   250%                 79                 105%
          40                   250%                 80                 105%
          41                   243%                 81                 105%
          42                   236%                 82                 105%
          43                   229%                 83                 105%
          44                   222%                 84                 105%
          45                   215%                 85                 105%
          46                   209%                 86                 105%
          47                   203%                 87                 105%
          48                   197%                 88                 105%
          49                   191%                 89                 105%
          50                   185%                 90                 105%
          51                   178%                 91                 104%
          52                   171%                 92                 103%
          53                   164%                 93                 102%
          54                   157%                 94                 101%
          55                   150%                 95                 100%
          56                   146%                 96                 100%
          57                   142%                 97                 100%
          58                   138%                 98                 100%
          59                   134%                 99                 100%


Appendix C -- Sample Hypothetical Illustrations



Illustrations of Death Benefits, Surrender Values And Accumulated Premiums

The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy Year's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Series Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Divisions of the Series Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

The amounts shown for the death benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the tables below. These include the Expense Charges Applied to Premium, the Daily Risk Percentage charged against the Series Account for mortality and expense risks, the Monthly Service Charge and the Monthly Cost of Insurance. The Expense Charges Applied to Premium is equal to a guaranteed maximum of 6.5% for sales load and a guaranteed maximum of 3.5% to cover our federal tax obligations and the applicable local and state premium tax. The current level of these charges is 5.5% (for Policy Years 1 through 10 only) and 3.5%, respectively. The Daily Risk Percentage charged against the Series Account for mortality and expense risks is an annual effective rate of 0.40% for the first five Policy Years, 0.25% for Policy Years 6 through 20, and 0.10% thereafter and is guaranteed not to exceed an annual effective rate of 0.90%. The Monthly Service Charge is $10.00 per month for first three Policy Years and $7.50 per Policy Month for all Policy Years thereafter. This Charge is guaranteed not to exceed $15 per Policy Month.

The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.84% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses that you will incur may be more or less than 0.84%, and will vary from year to year. See "Charges and Deductions -- Fund Expenses" in this prospectus and the prospectuses for the Funds for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.24%, 4.74%, and 10.72%, respectively, during the first five Policy Years, -1.09%, 4.90%, and 10.88%, respectively, for Policy Years 6 through 20, and -0.94%, 5.05% and 11.05%, respectively, thereafter.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Series Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits, Account Values and Cash Surrender Values, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by a sufficient amount to cover the tax charges.

The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming Policy charges at their maximum, we will furnish a table assuming current Policy charges.


                                       C-2



                                                TABLE 1
                              Great-West Life & Annuity Insurance Company
                                       COLI VUL-2 Series Account
                                             Male, Age 45
                                     $1,000,000 Total Face Amount
                                       Annual Premium $12,524.03
                                        Death Benefit Option 1
                                        Current Policy Charges

                        Hypothetical 0% Gross        Hypothetical 6% Gross     Hypothetical 12% Gross
                     Investment Return Net -1.24% Investment Return Net 4.74%   Investment Return Net
                                                                                       10.72%
          Premiums
          Paid Plus
 Policy   interest   ContractSurrender Death   Contract  Surrender  Death   Contract Surrender Death
                                                                                               -----
  Year   At 5% Per    Value   Value   Benefit    Value    Value    Benefit   Value     Value   Benefit
  ----      -------   -----   -----   -------    -----    -----    -------   -----     -----   -------
            Year
   1       13,150    10,432   11,058  1,000,000                              11,741   12,446  1,000,000
                                                11,086    11,752  1,000,000
   2       26,958    20,160   21,168  1,000,000                                       25,340  1,000,000
                                                22,107    23,212  1,000,000  24,133
   3       41,456    29,205   30,374  1,000,000                                               1,000,000
                                                33,072    34,395  1,000,000  37,261  38,752
   4       56,679    37,614   38,743  1,000,000                                       52,792  1,000,000
                                                44,023    45,344  1,000,000  51,255

   5       72,663    44,013   44,893  1,000,000 53,549    54,620  1,000,000  64,772   66,067  1,000,000
   6       89,447    49,989   50,489  1,000,000 63,210    63,842  1,000,000  79,462   80,256  1,000,000
   7       107,069   55,369   55,369  1,000,000 72,826    72,826  1,000,000  95,257   95,257  1,000,000
   8       125,573   60,163   60,163  1,000,000 82,406    82,406  1,000,000 112,305  112,305  1,000,000
   9       145,002   64,490   64,490  1,000,000 92,072    92,072  1,000,000 130,884  130,884  1,000,000

   10      165,402   68,245   68,245  1,000,000 101,727  101,727  1,000,000 151,082  151,082  1,000,000
   11      186,823   74,104   74,104  1,000,000 114,075  114,075  1,000,000 175,783  175,783  1,000,000
   12      209,314   79,495   79,495  1,000,000 126,673  126,673  1,000,000 202,923  202,923  1,000,000
   13      232,930   84,427   84,427  1,000,000 139,548  139,548  1,000,000 232,809  232,809  1,000,000
   14      257,727   88,905   88,905  1,000,000 152,726  152,726  1,000,000 265,793  265,793  1,000,000

   15      283,763   92,828   92,828  1,000,000 166,135  166,135  1,000,000 302,180  302,180  1,000,000
   16      311,101   96,096   96,096  1,000,000 179,706  179,706  1,000,000 342,330  342,330  1,000,000
   17      339,807   98,607   98,607  1,000,000 193,366  193,366  1,000,000 386,669  386,669  1,000,000
   18      369,947   100,153 100,153  1,000,000 206,950  206,950  1,000,000 435,629  435,629  1,000,000
   19      401,595   100,632 100,632  1,000,000 220,387  220,387  1,000,000 489,809  489,809  1,000,000
   20      434,825   99,937   99,937  1,000,000 233,607  233,607  1,000,000 549,923  549,923  1,000,000

 Age 60    283,763   92,828   92,828  1,000,000 166,135  166,135  1,000,000 302,180  302,180  1,000,000
 Age 65    434,825   99,937   93,200  1,000,000 233,607  233,607  1,000,000 549,923  549,923  1,000,000
 Age 70    627,622   93,024   93,024  1,000,000 311,955  311,955  1,000,000 970,616  970,616  1,503,708
 Age 75    873,686   56,831   56,831  1,000,000 396,669  396,669  1,000,000 1,646,9111,646,9112,314,701


Notes:

(1) "0" values in the "Contract Value," "Surrender Value" and "Death Benefit" columns indicate Policy lapse.

(2) Assumes a $12,524.03 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(3) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause your Policy to lapse Due to insufficient Account Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a policy owner, and the different investment rates of return for the Funds. The Cash Surrender Value and death benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.




                                     TABLE 2
                             Great-West Life & Annuity Insurance Company
                                      COLI VUL-2 Series Account
  Male, Age 45                                        $1,000,000 Total Face Amount
                                      Annual Premium $12,524.03
                                       Death Benefit Option 1
                                      Guaranteed Policy Charges

                       Hypothetical 0% Gross      Hypothetical 6% Gross      Hypothetical 12% Gross
                       Investment Return Net   Investment Return Net 4.22%    Investment Return Net
                              -1.73%                                                 10.16%
          Premiums
          Paid Plus
          interest   ContracSurrender  Death   Contract  Surrender  Death   ContractSurrenderDeath
                                                                                             -----
 Policy   At 5% Per  Value   Value    Benefit    Value    Value    Benefit   Value   Value   Benefit
             ------- -----   -----    -------    -----    -----    -------   -----   -----   -------
  Year       Year
    1       13,150   6,555   7,180   1,000,000   7,080    7,745   1,000,000  7,607   8,312   1,000,000
    2       26,958   12,557  13,565  1,000,000  14,008    15,114  1,000,000 15,528   16,735  1,000,000
    3       41,456   18,136  19,304  1,000,000  20,906    22,229  1,000,000 23,928   25,418  1,000,000
    4       56,679   23,301  24,429  1,000,000  27,775    29,096  1,000,000 32,864   34,402  1,000,000

    5       72,663   27,945  28,825  1,000,000  34,503    35,574  1,000,000 42,281   43,576  1,000,000
    6       89,447   32,078  32,578  1,000,000  41,088    41,720  1,000,000 52,239   53,034  1,000,000
    7      107,069   35,597  35,597  1,000,000  47,414    47,414  1,000,000 62,690   62,690  1,000,000
    8      125,573   38,397  38,397  1,000,000  53,359    53,359  1,000,000 73,583   73,583  1,000,000
    9      145,002   40,490  40,490  1,000,000  58,914    58,914  1,000,000 84,985   84,985  1,000,000

   10      165,402   41,771  41,771  1,000,000  63,951    63,951  1,000,000 96,853   96,853  1,000,000
   11      186,823   42,136  42,136  1,000,000  68,340    68,340  1,000,000 109,150 109,150  1,000,000
   12      209,314   41,592  41,592  1,000,000  72,053    72,053  1,000,000 121,948 121,948  1,000,000
   13      232,930   40,029  40,029  1,000,000  74,949    74,949  1,000,000 135,221 135,221  1,000,000
   14      257,727   37,451  37,451  1,000,000  76,988    76,988  1,000,000 149,054 149,054  1,000,000

   15      283,763   33,740  33,740  1,000,000  78,015    78,015  1,000,000 163,439 163,439  1,000,000
   16      311,101   28,776  28,776  1,000,000  77,861    77,861  1,000,000 178,371 178,371  1,000,000
   17      339,807   22,433  22,433  1,000,000  76,343    76,343  1,000,000 193,855 193,855  1,000,000
   18      369,947   14,575  14,575  1,000,000  73,260    73,260  1,000,000 209,906 209,906  1,000,000
   19      401,595   4,823   4,823   1,000,000  68,164    68,164  1,000,000 226,350 226,350  1,000,000
   20      434,825     0       0     1,000,000  60,790    60,790  1,000,000 243,205 243,205  1,000,000

 Age 60    283,763   33,740  33,740  1,000,000  78,015    78,015  1,000,000 163,439 163,439  1,000,000
 Age 65    434,825     0       0     1,000,000  60,790    60,790  1,000,000 243,205 243,205  1,000,000
 Age 70    627,622     0       0     1,000,000     0        0     1,000,000 332,871 332,871  1,000,000
 Age 75    873,686     0       0     1,000,000     0        0     1,000,000 428,454 428,454  1,000,000

Notes:

(3) "0" values in the "Contract Value," "Surrender Value" and "Death Benefit" columns indicate Policy lapse.

(4) Assumes a $12,524.03 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(4) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause your Policy to lapse due to insufficient Account Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a policy owner, and the different investment rates of return for the Funds. The Cash Surrender Value and death benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.


                                        PART II - OTHER INFORMATION

                                        UNDERTAKING TO FILE REPORTS


Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission (the "Commission") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.



                      REPRESENTATION AS TO FEES AND CHARGES

Great-West Life & Annuity Insurance Company hereby represents that the fees and charges deducted under the policies hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company.


                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

This filing is made pursuant to Rule 6e-3(T) under the Investment Company Act of 1940, as amended.


                        UNDERTAKING AS TO INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                           CONTENTS OF THIS REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:


        Facing Page
        Reconciliation and Tie
        Prospectus consisting of * pages (including appendices)

        Undertaking As To Indemnification
        Representation as to Fees and Charges
        Representation Pursuant to Rule 6e-3(T)
        Undertaking to File Reports
        Signature Pages
        Exhibits


                                         EXHIBIT LIST

1. Exhibits required by Paragraph A of the instructions as to Exhibits of Form N-8B-2

(1) Resolution of the Board of Directors of Great-West Life & Annuity Insurance Company
        Authorizing establishment of COLI VUL-2 Series Account(1)

(2)  Custodian Agreement (not applicable)

(3)  (a) Form of Distribution Agreement(1)

(b)  Form of Broker-Dealer and General Agent Sales Agreement(1)

(c)  Schedule of Sales Commissions(1)

(4)  Other  Agreements  between  the  depositor,   principal  underwriter,   and
     custodian with respect to Registrant or its securities (not applicable)

(5)  (a) Specimen Policy(1)

(b)  Specimen Term Life Insurance Rider(1)

(c)     Specimen Policy Free-Look Endorsement(5)


(d)     Specimen Policy Return of Expense Charge Endorsement (filed herewith)


(6) (a) Articles of Incorporation of Great-West Life & Annuity Insurance Company, as amended(2)

     (b)  By-Laws of Great-West Life & Annuity Insurance Company(3)

(7)  Not applicable

(8)  Form of Participation Agreement(1)

(9)  Other Material Contracts (not applicable)

(10) Specimen Application(4)

(11) Codes of Ethics adopted under Rule 17j-1 under the Investment Company Act of 1940 (not applicable)

2. Opinion and consent of counsel as to legality of securities being offered(4)

3.   Not applicable

4.      Not applicable


5.   Amended   and   Restated    Procedures    memorandum   pursuant   to   Rule
     6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 (5)


6.   Actuarial Opinion and Consent (filed herewith)


7.   Consent of Deloitte & Touche LLP (filed herewith)


8.   Consent of Jorden Burt LLP (filed herewith)


9.   Consent of Beverly A. Bryne, Esq. (5)

10.  Powers of Attorney(1), (4)


________________________

(1) Incorporated by reference to Registrants Registration Statement filed on Form S-6 with the Securities and Exchange Commission on January 21, 1999 (File No. 333-70963).

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-1 of Great-West Life & Annuity Insurance Company (File No. 333-1173, filed on October 29, 1996).

(3) Incorporated by reference to Amendment No. 1 to Form 10-K of Great-West Life & Annuity Insurance Company (File No. 333-1173, filed on March 31,
     1998).

(4) Incorporated by reference to Registrants Pre-Effective Amendment No. 1 to Form S-6, filed with the Securities and Exchange Commission on June 23, 1999 (File No. 333-70963).

(5) Incorporated by reference to Registrants Post Effective Amendment No. 1 to Form S-6, filed with the Securities and Exchange Commission on April 27, 2000 (File No. 333-70963).


                                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of effectiveness of this Amendments to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Greenwood Village, State of Colorado, on the 24th day of April, 2001.

                             COLI VUL-2 SERIES ACCOUNT
                                            (Registrant)

                             BY: GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                            (Depositor)



                             BY:    /s/ W.T. McCallum
                                 --------------------------------
                                    W.T. McCallum
                                    President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ R. Gratton*
-----------------------------
R. Gratton*                  Chairman of the Board        April 24, 2001


/s/ W.T. McCallum
----------------------
W.T. McCallum                President, Chief Executive   April 24      , 2001
                              Officer and Director

/s/ M.T.G. Graye
-----------------------------
M.T.G. Graye                 Chief Financial Officer             April 24, 2001


/s/ J. Balog*
----------------------
J. Balog*                    Director                            April 24, 2001


/s/ J.W. Burns*
-----------------------------
J.W. Burns*                  Director                            April 24, 2001


/s/ O.T. Dackow*
-----------------------------
O.T. Dackow*                 Director                            April 24, 2001


/s/ A. Desmarais*
-----------------------------
A. Desmarais*                Director                            April 24, 2001


/s/ P. Desmarais, Jr.*
-----------------------------
P. Desmarais, Jr.*           Director                            April 24, 2001


/s/ K.P. Kavanagh*
K.P. Kavanagh*               Director                            April 24, 2001


/s/ W. Mackness*
-----------------------------
W. Mackness*                 Director                            April 24, 2001


/s/ J.E.A. Nickerson*
J.E.A. Nickerson*            Director                            April 24, 2001


/s/ P.M. Pitfield*
-----------------------------
P.M. Pitfield*               Director                            April 24, 2001


/s/ M. Plessis-Belair*
-----------------------------
M. Plessis-Belair*           Director                            April 24, 2001


/s/ B.E. Walsh*
-----------------------------
B.E. Walsh*                  Director                            April 24, 2001


*By: /s/ D.C. Lennox
     ------------------------
     D.C. Lennox, Attorney-in-Fact pursuant to Powers of Attorney filed under Registrant's Pre-Effective Amendment No. 1 to Form S-6, filed with the Securities and Exchange Commission on June 23, 1999.

 .




                                              1

                                        EXHIBIT INDEX


1.(5)(d)       Specimen Policy Return of Expense Charge Endorsement

6.      Actuarial Opinion and Consent

7.      Consent of Deloitte & Touche LLP

8.      Consent of Jorden Burt LLP



Exhibit 1.(5)(d)           Specimen Policy Return of Expense Charge Endorsement



POLICY ENDORSEMENT
--------------------------------------------------------------------------------

ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY AS PART OF THE POLICY TO WHICH IT IS ATTACHED. THE PROVISIONS OF THE POLICY APPLY TO THIS ENDORSEMENT UNLESS OTHERWISE STATED HEREIN.

--------------------------------------------------------------------------------



I. This endorsement provides the Owner with a return of Expense Charge, as described in the provisions below, if the policy is surrendered within the first 6 policy years.

RETURN OF EXPENSE CHARGE

If the policy is surrendered for the Surrender Benefit within the first six policy years, the Company will return a percentage of the Expense Charge. The Return of Expense Charge amount will be a percentage of the Policy Value Account on the date the surrender Request is received at our Corporate Headquarters. This amount will be in addition to the Surrender Benefit.

The Return of Expense Charge is based on the following:

Policy Year     Percent of Policy
              Value Account Returned
   Year 1               6%
   Year 2               5%
   Year 3               4%
   Year 4               3%
   Year 5               2%
   Year 6               1%
   Year 7               0%

The Return of Expense Charge is not available if the policy is surrendered under the terms of Section 1035 of the Internal Revenue Code.





FREE LOOK PERIOD

10 DAY RIGHT TO EXAMINE POLICY: IF NOT SATISIFIED WITH THE POLICY, RETURN IT TO THE COMPANY OR AN AUTHORIZED REPRESENTATIVE WITHIN 10 DAYS OF RECEIVING IT. THE POLICY WILL THEN BE DEEMED VOID FROM THE START, AND THE COMPANY WILL REFUND THE POLICY VALUE ACCOUNT. DURING THE FREE LOOK PERIOD, THE CASH VALUE WILL BE ALLOCATED IN THE INVESTMENT DIVISIONS AS SPECIFIED IN THE APPLICATION.

     The Allocation of Premiums provisions shown on policy page 8 is replaced with the following language:

ALLOCATION OF PREMIUMS

During the Free Look Period, Premiums will be allocated effective upon the Transaction Date to one or more of the Investment Division(s) selected on the application. During the Free Look Period, the Owner may Transfer all or a portion of the Policy Value Account among the Investment Divisions currently offered by the Company.

Any returned policy will be void form the date we issued the policy and we will refund your Policy Value Account. This amount may be higher or lower than the Premiums paid, which means the Owner bears the investment risk during the Free Look Period.



Signed for Great-West Life & Annuity Insurance Company on the Issue Date of the policy (unless a different Issue Date is shown here).

                                    /s/ W.T. McCallum

                                    W.T. McCallum,
                                    President and Chief Executive Officer
--------------------------------------------------------------------------------










Exhibit 6.  Actuarial Opinion and Consent




April 24, 2001

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

Re:   COLI VUL-2 Series Account of
      Great-West Life & Annuity Insurance Company
      Prost-Effective Amendment No. 4 to the Registration Statement on Form S-6 File No. 333-70963

Ladies and Gentlemen:

This opinion is furnished in connection with the filing of Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (file No. 333-70963) (the Registration Statement) which covers premiums expected to be received under flexible premium variable universal life insurance policies (the Policies) to be offered by Great-West Life & Annuity Insurance Company (the Company). The prospectus included in the Registration Statement describes the Policy, which will be offered by the Company in each State where it has been approved by appropriate State insurance authorities. I am familiar with the Policy form and the Registration Statement and Exhibits thereto.

In my capacity as Vice President of the Company, I have provided actuarial advice concerning:

The preparation of the Registration Statement to be filed by the Company and its COLI VUL-2 Series Account with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policies: and

The preparation of the Policy forms for the Policy described in the Registration Statement.

It is my professional opinion that:

1. The hypothetical illustrations of death benefits, account value, cash surrender value and total premiums paid plus interest at 5 percent shown in the prospectus, based on the assumptions stated in the illustration are consistent with the provisions of the Policy. The rate structure of the Policy has not been designed so as to make the relationship between premium and benefits, as shown in the illustrations included, appear to be correspondingly more favorable to prospective buyers than other illustrations which could have been provided at other combinations of ages, sex of the insured, death benefit option and amount, definition of life insurance test, premium class, and premium amounts. Insured of other premium classes may have higher costs of insurance charges.

2. All other numerical examples shown in the prospectus are consistent with the Policy and our practices, and have not been designed to appear more favorable to prospective buyers than other examples which could have been provided.

I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement and the use of my name under the heading Experts in the prospectus.

Sincerely,

/s/ Ron Laeyendecker

Ron Laeyendecker, F.S.A., M.A.A.A.
Vice President
Life Insurance Markets



Exhibit 7. Consent of Deloitte & Touche LLP


INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment No.4 to Registration Statement No. 333-70963 on Form S-6 of COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company of our report dated February 26, 2001 on the financial statements of COLI VUL-2 Series Account and our report dated January 29, 2001 on the financial statements of Great-West Life & Annuity Insurance Company and to the reference to us under the heading Experts in the Prospectus, which is part of such Registration Statement.

DELOITTE & TOUCHE LLP
Denver,  Colorado
April 20, 2001




Exhibit 8.  Consent of Jorden Burt LLP



                                        April 24, 2001






Great-West Life & Annuity Insurance Company
8525 East Orchard Road
Greenwood Village, Colorado  80111


Re:     COLI VUL-2 Series Account
        Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 File No. 333-70963


Ladies and Gentlemen:

     We have acted as counsel to Great West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the policies described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed today with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                            Very truly yours,




                                            JORDEN BURT LLP